File No. 33-14979
                                                                      811-5200
______________________________________________________________________________
______________________________________________________________________________

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION  STATEMENT  UNDER THE SECURITIES ACT OF 1933                  [ ]
     Pre-Effective  Amendment  No.  ____                                   [ ]
     Post-Effective  Amendment  No.  8                                     [X]
REGISTRATION  STATEMENT  UNDER  THE  INVESTMENT  COMPANY  ACT
OF  1940                                                                   [ ]
     Amendment  No.  19                                                    [X]

                      (Check appropriate box or boxes.)

     COVA  VARIABLE  ANNUITY  ACCOUNT  ONE
     _____________________________________
     (Exact  Name  of  Registrant)

     COVA  FINANCIAL  SERVICES  LIFE  INSURANCE  COMPANY
     ___________________________________________________
     (Name  of  Depositor)

     One  Tower Lane, Suite 3000, Oakbrook Terrace, Illinois        60181-4644
     ______________________________________________________        ___________
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's  Telephone  Number,  including  Area  Code          (800) 831-5433

Name  and  Address  of  Agent  for  Service:
     Lorry  J.  Stensrud,  President
     Cova  Financial  Services  Life  Insurance  Company
     One  Tower  Lane,  Suite  3000
     Oakbrook  Terrace,  Illinois    60181-4644
     (800)  523-1661

Copies  to:
     Judith  A.  Hasenauer                          and  Jeffery  K.  Hoelzel
     Blazzard,  Grodd  &  Hasenauer,  P.C.     Vice President, General Counsel
     P.O.  Box  5108                                             and Secretary
     Westport,  CT    06881                            Cova Financial Services
     (203)  226-7866                                    Life Insurance Company
                                                    One Tower Lane, Suite 3000
                                         Oakbrook Terrace, Illinois 60181-4644

It is proposed that this filing will become effective:

     _X_ immediately upon filing pursuant to paragraph (b) of Rule 485 ___ on ____________ pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant  to  paragraph (a)(1)  of Rule  485
     ___ on  (date)  pursuant  to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has declared that it has registered an indefinite number or amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed its Rule 24f-2 Notice for the most recent fiscal year on or about February 26, 1996.

                    CROSS REFERENCE SHEET
                    (required by Rule 495)

Item No.                                           Location
________                                           __________________________
                         PART A

Item 1.   Cover Page . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions  . . . . . . . . . . . . .   Definitions

Item 3.   Synopsis of Highlights . . . . . . . .   Highlights

Item 4.   Condensed Financial Information  . . .   Condensed Financial
                                                   Information

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies . .   The Company; The
                                                   Variable Account; Cova
                                                   Series Trust; Lord Abbett
                                                   Series Fund, Inc.; General
                                                   American Capital Company

Item 6.   Deductions . . . . . . . . . . . . . .   Charges and Deductions

Item 7.   General Description of Variable
          Annuity Contracts. . . . . . . . . . .   The Contracts

Item 8.   Annuity Period . . . . . . . . . . . .   Annuity Provisions

Item 9.   Death Benefit. . . . . . . . . . . . .   The Contracts; Annuity
                                                   Provisions

Item 10.  Purchases and Contract Value . . . . .   Purchase Payments and
                                                   Contract Value

Item 11.  Redemptions. . . . . . . . . . . . . .   Withdrawals

Item 12.  Taxes. . . . . . . . . . . . . . . . .   Tax Status

Item 13.  Legal Proceedings. . . . . . . . . . .   Legal Proceedings

Item 14.  Table of Contents of the Statement of
          Additional Information . . . . . . . .   Table of Contents of the
                                                   Statement of Additional
                                                   Information

                 CROSS REFERENCE SHEET (CONT'D)
                     (required by Rule 495)

Item No.                                           Location
________                                           _________________________
                            PART B

Item 15.  Cover Page . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . .   Company

Item 18.  Services . . . . . . . . . . . . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered .   Not Applicable

Item 20.  Underwriters . . . . . . . . . . . . .   Distributor

Item 21.  Calculation of Performance Data. . . .   Yield Calculation for
                                                   Money Market Sub-Account;
                                                   Performance Information

Item 22.  Annuity Payments . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements . . . . . . . . .   Financial Statements



                                    PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.




                                    PART A


                COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY


Marketing  and                                         Annuity Service Office:
Executive  Office:                                Cova Financial Services Life
One  Tower  Lane,  Suite  3000                               Insurance Company
Oakbrook  Terrace,  IL  60181-4644                       Policy Service Office
(800)  831-LIFE                                                 P.O. Box 10366
                                                  Des  Moines,  IA  50306-9989
                                                               (515)  243-5834
                                                               (800)  343-8496


    INDIVIDUAL SINGLE PURCHASE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACTS
                                  ISSUED BY
                      COVA VARIABLE ANNUITY ACCOUNT ONE
                                     AND
                COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY


The Individual Single Purchase Payment Deferred Variable Annuity Contracts (the"Contracts") described in this Prospectus provide for accumulation of Contract Values and payment of monthly annuity payments on a fixed and variable basis. The Contracts are designed for use by individuals in retirement plans on a Qualified or Non-Qualified basis. (See "Definitions" on Page __.)

At the Contract Owner's direction, the purchase payment for the Contract will be allocated to a segregated investment account of Cova Financial Services Life Insurance Company (the "Company") which account has been designated Cova Variable Annuity Account One (the "Variable Account") or to the Company's General Account. Prior to June 1, 1995, the Company was known as Xerox Financial Services Life Insurance Company and the Variable Account was known as Xerox Variable Annuity Account One. The Variable Account invests in shares of Cova Series Trust (see "Cova Series Trust" on Page __), Lord Abbett Series Fund, Inc. (see "Lord Abbett Series Fund, Inc." on Page __) and General American Capital Company (see "General American Capital Company" on Page __). Cova Series Trust is a series fund with eleven Portfolios currently available: Money Market
Portfolio, Quality Income Portfolio, High Yield Portfolio, Stock Index Portfolio, Growth and Income Portfolio, Select Equity Portfolio, Small Cap Stock Portfolio, Large Cap Stock Portfolio, International Equity Portfolio, Quality Bond Portfolio, and Bond Debenture Portfolio. Lord Abbett Series Fund, Inc. is a series fund with three Portfolios, one of which is currently available: Growth and Income Portfolio. THE GLOBAL EQUITY PORTFOLIO IS NO LONGER AVAILABLE IN CONNECTION WITH THE CONTRACTS OFFERED UNDER THIS PROSPECTUS. Subject to regulatory approval, shares of the International Equity Portfolio of Cova Series Trust will be substituted for shares of the Global Equity Portfolio of Lord Abbett Series Fund, Inc. (see "The Variable Account Proposed Substitution Transaction" on Page __). General American Capital Company is a series fund with five funds, one of which is currently available under the Contracts: the Money Market Fund.

This Prospectus concisely sets forth the information a prospective investor should know before investing. Additional information about the Contracts is contained in the "Statement of Additional Information" which is available at no charge. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents of the Statement of Additional Information can be found on Page __ of this Prospectus. For the Statement of Additional Information, call
(800) 831-LIFE or write the Marketing and Executive Office address listed above.

INQUIRIES:

Any inquiries regarding purchasing a Contract can be made by telephone or in writing to Cova Life Sales Company at (800) 831-LIFE or One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644. All other questions should be directed to the Annuity Service Office listed above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This  Prospectus  and  the  Statement  of  Additional  Information  are  dated
_______________________.

The Prospectus should be kept for future reference.


                              TABLE OF CONTENTS

                                                                   PAGE

DEFINITIONS

HIGHLIGHTS

FEE  TABLE

CONDENSED  FINANCIAL  INFORMATION

THE  COMPANY

   THE  VARIABLE  ACCOUNT
Cova  Series  Trust
Lord  Abbett  Series  Fund,  Inc.
General  American  Capital  Company
Voting  Rights
Substitution  of  Securities
Proposed  Substitution  Transaction

CHARGES  AND  DEDUCTIONS
Deduction  for  Withdrawal  Charge  (Sales  Load)
Reduction  or  Elimination  of  the  Withdrawal  Charge
Deduction  for  Mortality  and  Expense  Risk  Premium
Deduction  for  Administrative  Expense  Charge
Deduction  for  Contract  Maintenance  Charge
Deduction  for  Premium  Taxes
Deduction  for  Income  Taxes
Deduction  for  Trust  and  Fund  Expenses
Deduction  for  Transfer  Fee

THE  CONTRACTS
Ownership
Annuitant
Assignment
Beneficiary
Change  of  Beneficiary
Transfers  of  Contract  Values  During  the  Accumulation  Period
Death  of  the  Annuitant
Death  of  the  Contract  Owner

ANNUITY  PROVISIONS
Annuity  Date  and  Annuity  Option
Change  in  Annuity  Date  and  Annuity  Option
Allocation  of  Annuity  Payments
Transfers  During  the  Annuity  Period
Annuity  Options
Frequency  and  Amount  of  Annuity  Payments

PURCHASE  PAYMENTS  AND  CONTRACT  VALUE
Purchase  Payments
Allocation  of  Purchase  Payments
Dollar  Cost  Averaging
Distributor
Contract  Value
Accumulation  Unit

WITHDRAWALS
Texas  Optional  Retirement  Program
Suspension  of  Payments  or  Transfers

PERFORMANCE  INFORMATION
Money  Market  Portfolio
Other  Portfolios

TAX  STATUS
General
Diversification
Contracts Owner by Other Than Natural Persons
Multiple  Contracts
Tax Treatment of  Assignments
Income Tax Withholding
Tax Treatment of Withdrawals  - Non-Qualified Contracts
Qualified Plans
Tax Treatment of Withdrawals - Qualified Contracts
Tax-Sheltered Annuities - Withdrawal Limitations

FINANCIAL  STATEMENTS

LEGAL  PROCEEDINGS

TABLE  OF  CONTENTS  OF  THE  STATEMENT  OF  ADDITIONAL  INFORMATION


                                 DEFINITIONS

ACCOUNT - General Account and/or one or more of the Sub-Accounts of the Variable Account.

ACCUMULATION UNIT - An accounting unit of measure used to calculate the Contract Value in a Sub-Account of the Variable Account prior to the Annuity Date.

ANNUITANT - The natural person on whose life Annuity Payments are based.

ANNUITY DATE - The date on which Annuity Payments begin.

ANNUITY PAYMENTS - The series of payments made to the Annuitant after the Annuity Date under the Annuity Option elected.

ANNUITY PERIOD - The period starting on the Annuity Date.

ANNUITY UNIT - An accounting unit of measure used to calculate Annuity Payments after the Annuity Date.

BENEFICIARY - The person(s) who will receive the Death Benefit.

COMPANY - Cova Financial Services Life Insurance Company at its Annuity Service Office shown on the cover page of this Prospectus.

CONTRACT ANNIVERSARY - An anniversary of the Issue Date.

CONTRACT VALUE - The sum of the Contract Owner's interest in the General Account and the Sub-Accounts of the Variable Account.

CONTRACT YEAR - One year from the Issue Date and from each Contract Anniversary.

DISTRIBUTOR - Cova Life Sales Company, One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

ELIGIBLE INVESTMENT(S) - An investment entity which can be selected by the Contract Owner to be an underlying investment of the Contract.

FIXED ANNUITY - A series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Variable Account.

GENERAL ACCOUNT - The Company's general account which contains all the assets of the Company with the exception of the Variable Account and other segregated asset accounts.

GENERAL ACCOUNT VALUE - The Contract Owner's interest in the General Account.

ISSUE DATE - The date on which the first Contract Year begins.

NON-QUALIFIED CONTRACTS - Contracts issued under Non-Qualified Plans which do not receive favorable tax treatment under Sections 401, 403(b) or 408 of the Internal Revenue Code.

PORTFOLIO - A segment of an Eligible Investment which constitutes a separate and distinct class of shares.

QUALIFIED CONTRACTS - Contracts issued under Qualified Plans which receive favorable tax treatment under Sections 401, 403(b) or 408 of the Internal Revenue Code.

SUB-ACCOUNT - A segment of the Variable Account.

SUB-ACCOUNT VALUE - The Contract Owner's interest in a Sub-Account.

VALUATION DATE - The Variable Account will be valued each day that the New York Stock Exchange is open for trading which is Monday through Friday, except for normal business holidays.

VALUATION PERIOD - The period beginning at the close of business of the New York Stock Exchange on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT - A separate investment account of the Company, designated as Cova Variable Annuity Account One, into which purchase payments will be allocated.

VARIABLE ACCOUNT VALUE - The sum of the Contract Owner's interest in each of the Sub-Accounts of the Variable Account.

VARIABLE ANNUITY - A series of payments made during the Annuity Period which vary in amount with the investment experience of each applicable Sub-Account.

WITHDRAWAL VALUE - The Withdrawal Value is:

     1) the Contract Value for the Valuation Period next following the Valuation Period during which the written request to the Company for withdrawal is received; less

     2)    any  applicable  taxes  not  previously  deducted;  less

     3)    the  Withdrawal  Charge,  if  any;  less

     4)    the  Contract  Maintenance  Charge,  if  any.


                                  HIGHLIGHTS

At the Contract Owner's direction, the purchase payment for the Contract will be allocated to a segregated investment account of Cova Financial Services Life Insurance Company (the "Company") which account has been designated Cova Variable Annuity Account One (the "Variable Account") or to the Company's General Account. The Variable Account invests in shares of Cova Series Trust (see "Cova Series Trust" on Page __), Lord Abbett Series Fund, Inc. (see "Lord Abbett Series Fund, Inc." on Page __) and General American Capital Company (see "General American Capital Company" on Page __). Contract Owners bear the investment risk for all amounts allocated to the Variable Account.

The Company will refund the Contract Value (which may be more or less than the purchase payment) computed at the end of the Valuation Period during which the Contract is received by the Company. Under certain circumstances, the Company may be required to refund the purchase payment.

Within ten days of the day the Contract is received, it may be returned by delivering or mailing it to the Company at its Annuity Service Office or to the agent through whom it was purchased. When the Contract is received by the Company, it will be voided as if it had never been in force.

A Withdrawal Charge (sales load) may be deducted in the event of a withdrawal of all or a portion of the Contract Value. The Withdrawal Charge is imposed on withdrawals of all or a portion of the Contract Value and is equal to 5% of the withdrawn purchase payment. After the first Contract Anniversary, a Contract Owner may, not more frequently than once annually on a non-cumulative basis, make a withdrawal each Contract Year of up to ten percent (10%) of the purchase payment free from Withdrawal Charges provided the Contract Value prior to the withdrawal exceeds $5,000. Additionally, the Contract Owner may, within thirty
(30) days following the fifth Contract Anniversary and every fifth Contract Anniversary thereafter, make a withdrawal of all or a portion of the Contract Value free from the Withdrawal Charge. (See "Charges and Deductions - Deduction for Withdrawal Charge" (Sales Load) on Page __.)

There is a charge for the Mortality and Expense Risk Premium which is equal, on an annual basis, to 1.25% of the daily net asset value of the Variable Account. This Charge compensates the Company for assuming the mortality and expense risks under the Contracts. (See "Charges and Deductions - Deduction for Mortality and Expense Risk Premium" on Page __.)

There is an Administrative Expense Charge which is equal, on an annual basis, to
 .15% of the daily net asset value of the Variable Account. This Charge compensates the Company for costs associated with the administration of the Contract and the Variable Account. (See "Charges and Deductions - Deduction for Administrative Expense Charge" on Page __.)

There is an annual Contract Maintenance Charge of $30 each Contract Year. (See "Charges and Deductions - Deduction for Contract Maintenance Charge" on Page __.)

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the Contract Values. (See "Charges and Deductions -Deduction for Premium Taxes" on Page __.)

Under certain circumstances, a Transfer Fee may be assessed when a Contract Owner transfers Contract Values from one Sub-Account to another Sub-Account or to or from the General Account. (See "Charges and Deductions - Deduction for Transfer Fee" on Page __.)

There is a ten percent (10%) federal income tax penalty that may be applied to the income portion of any distribution from the Contracts. However, the penalty is not imposed under certain circumstances.(See "Tax Status - Tax Treatment of Withdrawals - Qualified Contracts" on Page __ and "Tax Treatment of Withdrawals
- Non-Qualified Contracts" on Page __.) For a further discussion of the taxation of the Contracts, see "Tax Status" on Page __.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) are limited to circumstances only when the Contract Owner attains age 59-1/2, separates from service, dies, becomes disabled (within the meaning of Section 72(m)(7) of the
Code), or in the case of hardship. Withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to: (1) salary reduction contributions made after December 31, 1988;
(2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Tax penalties may also apply. (See "Tax Status - Tax Treatment of Withdrawals - Qualified Contracts" on Page __.) Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions. (See "Tax Status - Tax-Sheltered Annuities - Withdrawal Limitations" on Page __.)

Because of certain exemptive and exclusionary provisions, interests in the General Account are not registered under the Securities Act of 1933 and the General Account is not registered as an investment company under the Investment Company Act of 1940, as amended. Accordingly, neither the General Account nor any interests therein are subject to the provisions of these Acts, and the Company has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in the Prospectus relating to the General Account. Disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


                      COVA VARIABLE ANNUITY ACCOUNT ONE
                                  FEE TABLE


CONTRACT  OWNER  TRANSACTION  EXPENSES

Withdrawal Charge (see Note 2 below)     5% of purchase payment withdrawn

Transfer Fee (see Note 3 below)          No charge for first 12 transfers in a
                                         Contract Year; thereafter, the fee is
                                         $25  per  transfer or, if less, 2% of
                                         the  amount  transferred.

Contract  Maintenance  Charge            $30 per contract per year

   SEPARATE  ACCOUNT  ANNUAL  EXPENSES
(as  a  percentage  of  average  account  value)

Mortality  and  Expense  Risk  Premium                  1.25%

Administrative  Expense  Charge                          .15%
                                                       ______

   TOTAL  SEPARATE  ACCOUNT  ANNUAL  EXPENSES           1.40%


   COVA  SERIES  TRUST'S  ANNUAL  EXPENSES
(as  a  percentage  of  the  average  daily  net  assets  of  a  Portfolio)

                                   Other Expenses
                                   (after expense     Total
                      Management   reimbursement -    Annual
Portfolio             Fees         see Note 4 below)  Expenses
____________________ ___________ __________________   ________

Growth and Income            .60%               .09%       .69%
Money Market#                .00%               .11%       .11%
Quality Income               .50%               .10%       .60%
High Yield                   .75%               .11%       .86%
Stock Index                  .50%               .11%       .61%
Select Equity                .75%               .10%       .85%
Small Cap Stock              .85%               .10%       .95%
Large Cap Stock              .65%               .10%       .75%
International Equity         .85%               .10%       .95%
Quality Bond                 .55%               .10%       .65%
Bond Debenture               .75%               .10%       .85%

     # COVA INVESTMENT ADVISORY CORPORATION ("COVA ADVISORY"), THE TRUST'S INVESTMENT ADVISER, CURRENTLY WAIVES ITS FEES FOR THE MONEY MARKET PORTFOLIO. ALTHOUGH NOT OBLIGATED TO, COVA ADVISORY EXPECTS TO CONTINUE TO WAIVE ITS FEES FOR THE MONEY MARKET PORTFOLIO. IN THE FUTURE, COVA ADVISORY MAY CHARGE ITS FEES ON A PARTIAL OR COMPLETE BASIS. ABSENT THE MANAGEMENT FEE WAIVER, THE TOTAL MANAGEMENT FEE ON AN ANNUAL BASIS FOR THE MONEY MARKET PORTFOLIO IS .50%. THE EXAMPLES SHOWN BELOW FOR THE MONEY MARKET PORTFOLIO ARE CALCULATED BASED UPON A WAIVER OF THE MANAGEMENT FEE.


LORD  ABBETT  SERIES  FUND,  INC.'S  ANNUAL  EXPENSES
(as  a  percentage  of  the  average  daily  net  assets  of  a  Portfolio)


                     Management   12b-1   Other      Total Annual
Portfolio            Fees         Fees    Expenses   Expenses
___________________ ___________ _______  _________   ____________

Growth and Income##         .50%    .07%       .02%           .59%
Global Equity###            .00%    ---        .11%           .11%


     ## THE EXPENSES FOR THE GROWTH AND INCOME PORTFOLIO OF LORD ABBETT SERIES FUND, INC. HAVE BEEN RESTATED TO REFLECT A 12b-1 PLAN WHICH PROVIDES FOR PAYMENTS TO LORD, ABBETT & CO. FOR REMITTANCE TO A LIFE INSURANCE COMPANY FOR CERTAIN DISTRIBUTION EXPENSES (SEE THE FUND PROSPECTUS). THE 12b-1 PLAN PROVIDES THAT SUCH REMITTANCES, IN THE AGGREGATE, WILL NOT EXCEED .15%, ON AN ANNUAL BASIS, OF THE DAILY NET ASSET VALUE OF SHARES OF THE GROWTH AND INCOME PORTFOLIO. THE 12b-1 PLAN WAS IMPLEMENTED ON OR ABOUT JUNE 28, 1996. THE 12b-1 FEES SHOWN ABOVE HAVE BEEN ESTIMATED FOR THE YEAR ENDING DECEMBER 31, 1996. THE EXAMPLES BELOW FOR THIS PORTFOLIO REFLECT THE IMPOSITION OF THE ESTIMATED 12b-1 FEES.

     ### LORD, ABBETT & CO. ("LORD ABBETT"), THE FUND'S INVESTMENT MANAGER, CURRENTLY WAIVES ITS MANAGEMENT FEE AND REIMBURSES A PORTION OF THE EXPENSES OF THE GLOBAL EQUITY PORTFOLIO. ALTHOUGH NOT OBLIGATED TO, LORD ABBETT EXPECTS TO CONTINUE TO WAIVE THE MANAGEMENT FEE FOR THE GLOBAL EQUITY PORTFOLIO. IN THE FUTURE, LORD ABBETT MAY CHARGE THIS FEE ON A PARTIAL OR COMPLETE BASIS. ABSENT THE MANAGEMENT FEE WAIVER, THE MANAGEMENT FEE ON AN ANNUAL BASIS FOR THE GLOBAL EQUITY PORTFOLIO IS .75%. THE EXAMPLES SHOWN BELOW FOR THE GLOBAL EQUITY PORTFOLIO ARE CALCULATED BASED UPON A WAIVER OF THE MANAGEMENT FEE AND A REIMBURSEMENT OF EXPENSES.



GENERAL  AMERICAN  CAPITAL  COMPANY'S  ANNUAL  EXPENSES
(as  a  percentage  of  the  average  daily  net  assets  of  the  Fund)

Fund          Management Fees   Other Expenses   Total Annual Expenses
____________ ________________ _______________    _____________________

Money Market         .205%            .00%                   .205%



EXAMPLES

A Contract Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:
     a)  upon  surrender  at  the  end  of  each  time  period;
     b)  if  the  Contract  is  not  surrendered or is annuitized.

                                               TIME      PERIODS
                                       1 year   3 years   5 years   10 years
                                      _______ _________ _________ __________

   COVA SERIES TRUST
Money Market Portfolio            a)  $ 66.36  $  95.62  $ 132.07  $  188.79
                                  b)  $ 16.36  $  50.62  $  87.07  $  188.79

Quality Income Portfolio          a)  $ 71.29  $ 110.60  $ 157.34  $  240.77
                                  b)  $ 21.29  $  65.60  $ 112.34  $  240.77

High Yield Portfolio              a)  $ 73.90  $ 118.46  $ 170.49  $  267.24
                                  b)  $ 23.90  $  73.46  $ 125.49  $  267.24

Growth and Income Portfolio       a)  $ 72.19  $ 113.33  $ 161.92  $  250.02
                                  b)  $ 22.19  $  68.33  $ 116.92  $  250.02

Stock Index Portfolio             a)  $ 71.39  $ 110.91  $ 157.85  $  241.80
                                  b)  $ 21.39  $  65.91  $ 112.85  $  241.80

Select Equity Portfolio           a)  $ 73.80  $ 118.16
                                  b)  $ 23.80  $  73.16

Small Cap Stock Portfolio         a)  $ 74.80  $ 121.17
                                  b)  $ 24.80  $  76.17

Large Cap Stock Portfolio         a)  $ 72.80  $ 115.15
                                  b)  $ 22.80  $  70.15

International Equity Portfolio    a)  $ 74.80  $ 121.17
                                  b)  $ 24.80  $  76.17

Quality Bond Portfolio            a)  $ 71.79  $ 112.12
                                  b)  $ 21.79  $  67.12

Bond Debenture Portfolio          a)  $ 73.80  $ 118.16
                                  b)  $ 23.80  $  73.16

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio       a)  $ 70.49  $ 108.17  $ 153.26  $  232.47
                                  b)  $ 20.49  $  63.17  $ 108.26  $  232.47

Global Equity Portfolio           a)  $ 66.36  $  95.62  $ 132.07  $  188.79
                                  b)  $ 16.36  $  50.62  $  87.07  $  188.79

GENERAL AMERICAN CAPITAL COMPANY
Money Market Fund                 a)  $ 67.31  $ 98.54
                                  b)  $ 17.31  $ 53.54



EXPLANATION  OF  FEE  TABLE  AND  EXAMPLES

     1. The purpose of the above Table is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will incur, directly or indirectly. The Table reflects expenses of the Variable Account as well as of the Eligible Investments. For additional information, see "Charges and Deductions" in this Prospectus and the Prospectuses for Cova Series Trust, Lord Abbett Series Fund, Inc. and General American Capital Company.

     2. After the first Contract Anniversary, a Contract Owner may, not more frequently than once annually on a non-cumulative basis, make a withdrawal each Contract Year of up to ten percent (10%) of the purchase payment free from Withdrawal Charges provided the Contract Value prior to the withdrawal exceeds $5,000. The 10% free withdrawal has been factored into the Examples above. In addition, the Contract Owner may, within thirty (30) days following the fifth Contract Anniversary and every fifth Contract Anniversary thereafter, make a withdrawal of all or a portion of the Contract Value free from the Withdrawal Charge. (See "Charges and Deductions - Deduction for Withdrawal Charge" (Sales
Load) on Page __.)

     3. No Transfer Fee will be assessed for a transfer made in connection with the Dollar Cost Averaging program providing for the automatic transfer of funds from the Money Market Sub-Account or the General Account to any other Sub-Account(s). (See "Charges and Deductions - Deduction for Transfer Fee" on Page __ and "Purchase Payments and Contract Value - Dollar Cost Averaging" on Page __.)

     4. Since August 20, 1990, the Company has been reimbursing Cova Series Trust for all operating expenses (exclusive of the management fees) in excess of approximately .10%. For the year ended December 31, 1995, Lord Abbett reimbursed a portion of the expenses for the Global Equity Portfolio. The actual expense percentages for all operating expenses (exclusive of the management fees) for the Trust and the Fund for the year ended December 31, 1995 were: (i) .25% for the Quality Income Portfolio, .34% for the High Yield Portfolio, .28% for the Stock Index Portfolio, .14% for the Money Market Portfolio, .59% for the Cova Series Trust Growth and Income Portfolio and .83% for the Global Equity Portfolio.

Absent the expense reimbursement and management fee waiver, the percentages shown for total expenses for the Trust and the Fund (on an annualized basis) for the year or period ended December 31, 1995 would have been .75% for the Quality Income Portfolio, 1.09% for the High Yield Portfolio, .64% for the Money Market Portfolio, .78% for the Stock Index Portfolio, 1.58% for the Global Equity Portfolio and 1.19% for the Trust's Growth and Income Portfolio.

The Select Equity, Small Cap Stock, Large Cap Stock, International Equity, Quality Bond and Bond Debenture Portfolios commenced operations on April 1, 1996. Absent the expense reimbursement, the expenses (exclusive of management fees) for the period from April 1, 1996 to December 31, 1996 are estimated to:
 .64% for the Select Equity Portfolio; .59% for the Large Cap Stock Portfolio; .69% for the Small Cap Stock Portfolio; .66% for the International Equity
Portfolio; .55% for the Quality Bond Portfolio; and .53% for the Bond Debenture Portfolio.

     5. Premium taxes are not reflected. Premium taxes may apply. See "Charges and Deductions - Deduction for Premium Taxes" on Page __.

     6.    The  assumed  single  purchase  payment  is  $30,000.

     7. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                       CONDENSED FINANCIAL INFORMATION

                           Accumulation Unit Values

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been extracted from the Variable Account's Financial Statements. Except for the Financial Statements for the period ended September 30, 1996, the Variable Account's Financial Statements have been audited by KPMG Peat Marwick LLP, independent certified public accountants, whose report thereon is included in the Statement of Additional Information. This information should be read in conjunction with the Variable Account's Financial Statements and related notes thereto which are included in the Statement of Additional Information.

                                   For the  Year or     Year or     Year or     Year or     Year or     Year or
                                   Period   Period      Period      Period      Period      Period      Period
                                   Ended    Ended       Ended       Ended       Ended       Ended       Ended
                                   9/30/96  12/31/95    12/31/94    12/31/93    12/31/92    12/31/91    12/31/90
                                   _______ _________    _________   __________ __________   ________    ________

COVA SERIES TRUST
Quality Income Sub-Account
  Beginning of Period              $ 15.33  $    13.17  $    13.97  $    12.75  $    12.02  $    10.62  $     9.97
  End of Period                    $ 15.13  $    15.33  $    13.17  $    13.97  $    12.75  $    12.02  $    10.62
  Number of Accum.
  Units Outstanding                3,485,260 2,690,633   2,576,412   3,659,656   1,891,499     563,960     564,940

High Yield Sub-Account
  Beginning of Period              $ 19.52  $    16.98  $    18.02  $    14.99  $    12.75  $    10.06  $    10.02
  End of Period                    $ 20.73  $    19.52  $    16.98  $    18.02  $    14.99  $    12.75  $    10.06
  Number of Accum.
  Units Outstanding                2,015,197 1,870,232   1,157,642   1,045,815     361,296     298,202     280,854

Money Market Sub-Account
  Beginning of Period              $ 11.43  $    10.90  $    10.61  $    10.46  $    10.21  $    10.00           *
  End of Period                    $ 11.76  $    11.43  $    10.90  $    10.61  $    10.46  $    10.21
  Number of Accum.
  Units Outstanding                2,802,025 2,987,132   6,963,421     617,575     385,448     527,571

Growth and Income Sub-Account
  Beginning of Period (5/1/92 -    $ 14.61  $    11.20  $    11.92  $    10.47           `           `
  commencement of operations)      $ 15.81                                      $    10.00           *           *
  End of Period                             $    14.61  $    11.20  $    11.92  $    10.47
  Number of Accum.
  Units Outstanding                1,799,637 1,342,833     977,209     547,643     250,919

Stock Index Sub-Account
  Beginning of Period              $ 15.77  $    11.68  $    11.87  $    11.05  $    10.55  $    10.00           *
  End of Period                    $ 17.67  $    15.77  $    11.68     % 11.87  $    11.05  $    10.55
  Number of Accum.
  Units Outstanding                4,732,539 5,436,980   3,151,443   7,691,151   3,164,251     639,923

Select Equity Sub-Account
  Beginning of Period (4/1/96)     $ 10.00          **          **          **          **          **          **
  End of Period                    $ 10.10          **          **          **          **          **          **
  Number of Accum.
  Units Outstanding                1,199,716        **          **          **          **          **          **

Small Cap Stock Sub-Account
  Beginning of Period (4/1/96)     $ 10.00          **          **          **          **          **          **
  End of Period                    $ 10.60          **          **          **          **          **          **
  Number of Accum.
  Units Outstanding                759,505          **          **          **          **          **          **

Large Cap Stock Sub-Account
  Beginning of Period (4/1/96)     $ 10.00          **          **          **          **          **          **
  End of Period                    $ 10.43          **          **          **          **          **          **
  Number of Accum.
  Units Outstanding                1,452,773        **          **          **          **          **          **

International Equity Sub-Account
  Beginning of Period (4/1/96)     $ 10.00          **          **          **          **          **          **
  End of Period                    $ 10.36          **          **          **          **          **          **
  Number of Accum.
  Units Outstanding                838,318          **          **          **          **          **          **

Quality Bond Sub-Account
  Beginning of Period (4/1/96)     $ 10.00          **          **          **          **          **          **
  End of Period                    $ 10.11          **          **          **          **          **          **
  Number of Accum.
  Units Outstanding                600,904          **          **          **          **          **          **

Bond Debenture Sub-Account
  Beginning of Period (4/1/96)     $ 10.00          **          **          **          **          **          **
  End of Period                    $ 10.84          **          **          **          **          **          **
  Number of Accum.
  Units Outstanding                459,511          **          **          **          **          **          **

LORD ABBETT
SERIES FUND, Inc.
Growth and Income Sub-Account
  Beginning of Period              $ 21.31  $    16.64  $    16.42  $    14.50  $    12.73  $    10.15  $    10.06
  End of Period                    $ 23.42  $    21.31  $    16.64  $    16.42  $    14.50  $    12.73       10.15
  Number of Accum.
  Units Outstanding                11,249,326 8,947,108   6,875,139   4,994,582   2,560,999   1,426,577   1,041,342

Global Equity Sub-Account
  Beginning of Period              $ 14.52  $    13.33  $    13.29  $    10.64  $    10.97  $     9.79  $    10.00
  End of Period                    $ 15.37  $    14.52  $    13.33  $    13.29  $    10.64  $    10.97        9.79
  Number of Accum.
  Units Outstanding                167,133     172,206     233,186     273,399     305,314     391,234     262,309

GENERAL AMERICAN CAPITAL COMPANY
Money Market Sub-Account
  Beginning of Period (6/3/96)     $ 10.00          **          **          **          **          **          **
  End of Period                    $ 10.13          **          **          **          **          **          **
  Number of Accum.
  Units Outstanding                23,703          ***         ***         ***         ***         ***         ***


                                   For the period from
                                   December 11, 1989
                                   (Commencement of
                                   Operations)through
                                   December 31, 1989
                                   ____________________

COVA SERIES TRUST
Quality Income Sub-Account
  Beginning of Period              $              10.00
  End of Period                    $               9.97
  Number of Accum.
  Units Outstanding                             253,695

High Yield Sub-Account
  Beginning of Period              $              10.00
  End of Period                    $              10.02
  Number of Accum.
  Units Outstanding                             250,000

Money Market Sub-Account
  Beginning of Period                                 *
  End of Period
  Number of Accum.
  Units Outstanding

Growth and Income Sub-Account
  Beginning of Period (5/1/92 -
  commencement of operations)                         *
  End of Period
  Number of Accum.
  Units Outstanding

Stock Index Sub-Account
  Beginning of Period                                 *
  End of Period
  Number of Accum.
  Units Outstanding

Select Equity Sub-Account
  Beginning of Period (4/1/96)                       **
  End of Period                                      **
  Number of Accum.
  Units Outstanding                                  **

Small Cap Stock Sub-Account
  Beginning of Period (4/1/96)                       **
  End of Period                                      **
  Number of Accum.
  Units Outstanding                                  **

Large Cap Stock Sub-Account
  Beginning of Period (4/1/96)                       **
  End of Period                                      **
  Number of Accum.
  Units Outstanding                                  **

International Equity Sub-Account
  Beginning of Period (4/1/96)                       **
  End of Period                                      **
  Number of Accum.
  Units Outstanding                                  **

Quality Bond Sub-Account
  Beginning of Period (4/1/96)                       **
  End of Period                                      **
  Number of Accum.
  Units Outstanding                                  **

Bond Debenture Sub-Account
  Beginning of Period (4/1/96)                       **
  End of Period                                      **
  Number of Accum.
  Units Outstanding                                  **

LORD ABBETT
SERIES FUND, Inc.
Growth and Income Sub-Account
  Beginning of Period              $              10.00
  End of Period                                   10.06
  Number of Accum.
  Units Outstanding                              14,482

Global Equity Sub-Account
  Beginning of Period                                 *
  End of Period
  Number of Accum.
  Units Outstanding

GENERAL AMERICAN CAPITAL COMPANY
Money Market Sub-Account
  Beginning of Period (6/3/96)                       **
  End of Period                                      **
  Number of Accum.
  Units Outstanding                                 ***

    * The Global Equity Portfolio commenced regular investment operations on April 9, 1990. The Cova Series Money Market Portfolio commenced regular investment operations on July 1, 1991. The Stock Index Portfolio commenced regular investment operations on November 1, 1991, and the Cova Series Trust Growth and Income Portfolio commenced regular investment operations on May 1, 1992.

    ** The  Select  Equity,  Small Cap  Stock,  Large Cap  Stock,  International
Equity,   Quality  Bond  and  Bond  Debenture   Sub-Accounts  commenced  regular
investment operations on April 1, 1996.

   *** The General American Capital Company Money Market Sub-Account commenced regular investment operations on June 3, 1996.



                                 THE COMPANY

Cova Financial Services Life Insurance Company (the "Company") was originally incorporated on August 17, 1981 as Assurance Life Company, a Missouri Corporation and changed its name to Xerox Financial Services Life Insurance Company in 1985.On June 1, 1995 a wholly-owned subsidiary of General American Life Insurance Company ("General American") purchased the Company from Xerox Financial Services, Inc. ("XFS"). The acquisition of the Company included related companies ("Acquisition"). On June 1, 1995, the Company changed its name to Cova Financial Services Life Insurance Company. The Company presently is licensed to do business in the District of Columbia and all states except California, Maine, New Hampshire, New York and Vermont.

General American is a St. Louis-based mutual company with more than $250 billion of life insurance in force and approximately $15 billion in assets. It provides life and health insurance, retirement plans, and related financial services to individuals and groups.

In conjunction with the Acquisition, the Company entered into a financing reinsurance transaction that caused OakRe Life Insurance Company ("OakRe"), a Missouri licensed insurer and a wholly-owned XFS subsidiary, to assume the benefits and risks of existing single premium deferred annuity deposits (SPDAs) which aggregated to $3,059 million at December 31, 1994. In exchange, the Company transferred specifically identified assets to OakRe which had a carrying value of $3,150.4 million at December 31, 1994. Ownership of OakRe was retained by XFS subsequent to the Acquisition. The receivable from OakRe to the Company that was created by this transaction will be liquidated over the remaining crediting rate guaranty periods (which will be substantially all expired in five years) by the transfer of cash in the amount of the then current account value, less a recapture fee to OakRe on policies retained beyond their 30-day no-fee surrender window by the Company, upon the next crediting reset date of each annuity policy. The Company may then retain and assume the benefits and risks of those deposits thereafter.

All of the Company's deposit obligations are fully guaranteed by General American and the receivable from OakRe equal to the SPDA obligations is guaranteed by OakRe's parent, XFS. In the event that both OakRe and XFS default on the receivable, the Company may draw funds from a standby bank irrevocable letter of credit established by XFS in the amount of $500 million.

In substance, the structure of the Acquisition allowed the seller, XFS, to retain substantially all of the existing financial benefits and risks of the existing business, while General American obtained the corporate licenses, marketing and administrative capabilities of the Company, and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

                             THE VARIABLE ACCOUNT

The Board of Directors of the Company adopted a resolution to establish a segregated asset account pursuant to Missouri insurance law on February 24, 1987. This segregated asset account has been designated Cova Variable Annuity Account One (the "Variable Account"). The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to the reserves and other contract liabilities with respect to the Variable Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general obligations.

The Variable Account meets the definition of a "separate account" under the federal securities laws.

The Variable Account is divided into Sub-Accounts, with the assets of each Sub-Account invested in one Portfolio of Cova Series Trust, Lord Abbett Series Fund, Inc. or General American Capital Company. There is no assurance that the investment objective of any of the Portfolios will be met. Contract Owners bear the complete investment risk for purchase payments allocated to a Sub-Account. Contract Values will fluctuate in accordance with the investment performance of the Sub-Account(s) to which purchase payments are allocated, and in accordance with the imposition of the fees and charges assessed under the Contracts.

COVA  SERIES  TRUST

Cova Series Trust ("Trust") has been established to act as one of the funding vehicles for the Contracts offered. Prior to May 1, 1996, the Trust was known as Van Kampen Merritt Series Trust. The Trust is managed by Cova Investment Advisory Corporation ("Investment Adviser"), which is an affiliate of the Company. The Investment Adviser has retained Sub-Advisers to make investment decisions and to place orders for the Portfolios. Prior to May 1, 1996, Van Kampen American Capital Investment Advisory Corp. served as the investment adviser to the Trust. The Trust is an open-end management investment company. See the Trust prospectus for a discussion of the investment objectives and the potential risks involved in investing in the Trust portfolios. Additional Prospectuses and the Statement of Additional Information can be obtained by calling or writing the Company's Marketing and Executive Office. Purchasers should read the Trust prospectus carefully before investing.

The following is a list of the available Portfolios and the Sub-Adviser for each
Portfolio:

Van Kampen American Capital Investment Advisory Corp. is the Sub-Adviser for the following Portfolios:

     Growth  and  Income
     Money  Market
     Quality  Income
     High  Yield
     Stock  Index

J.P.  Morgan  Investment  Management Inc. is the Sub-Adviser for the following
Portfolios:

     Select  Equity
     Small  Cap  Stock
     Large  Cap  Stock
     International  Equity
     Quality  Bond

Lord,  Abbett  &  Co.  is  the  Sub-Adviser  for  the  following  Portfolio:

     Bond  Debenture

LORD  ABBETT  SERIES  FUND,  INC.

Lord Abbett Series Fund, Inc. ("Fund") has been established to act as one of the funding vehicles for the Contracts offered. The Fund is managed by Lord, Abbett & Co. ("Investment Manager"). The Fund is a diversified open-end management investment company. See the Fund prospectus for a discussion of the investment objectives and the potential risks involved in investing in the Fund portfolios. Additional Prospectuses and the Statement of Additional Information can be obtained by calling or writing the Company's Marketing and Executive Office. Purchasers should read the Fund prospectus carefully before investing.

The following Portfolios are available:

     Growth  and  Income
     Global  Equity  (not  available  for  new  purchases)

GENERAL  AMERICAN  CAPITAL  COMPANY

General American Capital Company ("Capital Company") is an open-end diversified management investment company. Conning Asset Management Company (formerly known as General American Investment Management Company) is the investment adviser to the Capital Company. See the Capital Company prospectus for a discussion of the investment objective of the available Fund and the potential risks involved in investing in it. Purchasers should read the Capital Company prospectus carefully before investing.

The following Fund is available:

    Money  Market

Additional Portfolios and/or Eligible Investments may be made available to Contract Owners.

VOTING  RIGHTS

In accordance with its view of present applicable law, the Company will vote the shares of the Trust and the Fund held in the Variable Account at special meetings of the shareholders in accordance with instructions received from persons having the voting interest in the Variable Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. Neither the Trust nor the Fund holds regular meetings of shareholders.

The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than sixty (60) days prior to a shareholder meeting of the Trust and not more than ninety (90) days prior to a shareholder meeting of the Fund. Voting instructions will be solicited by written communication at least ten (10) days prior to the meeting.

SUBSTITUTION  OF  SECURITIES

If the shares of the Trust, Fund or Capital Company (or any Portfolio within the Trust, Fund or Capital Company or any other Eligible Investment), are no longer available for investment by the Variable Account or, if in the judgment of the Company, further investment in the shares should become inappropriate in view of the purpose of the Contracts, the Company may substitute shares of another Eligible Investment (or Portfolio) for shares already purchased or to be purchased in the future by purchase payments under the Contracts. No substitution of securities may take place without prior approval of the Securities and Exchange Commission and under the requirements it may impose.

PROPOSED  SUBSTITUTION  TRANSACTION

Subject to its authority described above, the Company has filed an application with the Securities and Exchange Commission requesting an order approving the substitution of shares of the International Equity Portfolio of Cova Series Trust for shares of the Global Equity Portfolio of Lord Abbett Series Fund, Inc. (the "Substitution"). Within five days after the Substitution, the Company will send to Contract Owners a written notice ("Notice") informing them that the Substitution was carried out. The Notice will also provide that Contract Owners have the right to make transfers from the International Equity Sub-Account to any other Sub-Account for a period of 30 days from the date of the Notice without the transfers counting toward the limit on the annual number of free transfers. The Company will effect the Substitution by simultaneously placing orders to redeem all shares of the Global Equity Portfolio and to purchase shares of the International Equity Portfolio equal in value to the shares redeemed. The net asset values of all affected shares will be determined as of the close of the business day immediately before the date of these orders. The Company will bear the expenses of the Substitution. The Company believes, based on its review of existing federal income tax laws and regulations, that the Substitution will not have any tax consequences to Contract Owners. Fur further information regarding the Substitution, please contact the Company at (800) XXX-XXXX.

                            CHARGES AND DEDUCTIONS

Various charges and deductions are made from Contract Values and the Variable Account. These charges and deductions are:

DEDUCTION  FOR  WITHDRAWAL  CHARGE  (SALES  LOAD)

If all or a portion of the Contract Value (see "Withdrawals" on Page __) is withdrawn, a Withdrawal Charge (sales load) will be calculated at the time of each withdrawal and will be deducted from the Contract Value. This Charge reimburses the Company for expenses incurred in connection with the promotion, sale and distribution of the Contracts. The Withdrawal Charge is 5% of the purchase payment withdrawn.

After the first Contract Anniversary, a Contract Owner may, not more frequently than once annually on a non-cumulative basis, make a withdrawal each Contract Year of up to ten percent (10%) of the purchase payment free from the Withdrawal Charge provided the Contract Value prior to the withdrawal exceeds $5,000.

Additionally, the Contract Owner may, within thirty (30) days following the fifth Contract Anniversary and every fifth Contract Anniversary thereafter, make a withdrawal of all or a portion of the Contract Value free from the Withdrawal Charge.

For a partial withdrawal, the Withdrawal Charge will be deducted from the remaining Withdrawal Value, if sufficient; otherwise it will be deducted from the amount withdrawn. The amount deducted from the Contract Value will be determined by subtracting values from the General Account and/or cancelling Accumulation Units from each applicable Sub-Account in the ratio that the value of each Account bears to the total Contract Value. The Contract Owner must specify in writing in advance which Accumulation Units are to be cancelled from each Sub-Account and/or whether values are to be deducted from the General Account if other than the above method of cancellation is desired.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions up to an amount equal to 5.5% of purchase payments. During the initial period in which the Contracts are offered, the Company may pay an additional .5% commission. In addition, under certain circumstances, the Company may pay certain broker-dealers a persistency bonus which will take into account, among other factors, the length of time purchase payments have been held under the Contract and Contract Values. To the extent that the Withdrawal Charge is insufficient to cover the actual cost of distribution, the Company may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Premium (see below), to provide for any difference.

REDUCTION  OR  ELIMINATION  OF  THE  WITHDRAWAL  CHARGE

The amount of the Withdrawal Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Withdrawal Charge will be determined by the Company after examination of all the relevant factors such as:

     (1) The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     (2) The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

     (3) Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     (4) There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Withdrawal Charge.

The Withdrawal Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the Withdrawal Charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

DEDUCTION  FOR  MORTALITY  AND  EXPENSE  RISK  PREMIUM

The Company deducts on each Valuation Date, both prior to the Annuity Date and during the Annuity Period, a Mortality and Expense Risk Premium which is equal, on an annual basis, to 1.25% of the daily net asset value of the Variable Account. The mortality risks assumed by the Company arise from its contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant and to waive the Withdrawal Charge in the event of the death of the Contract Owner. The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees and the costs of other services may exceed the amount recovered from the Contract Maintenance Charge and the Administrative Expense Charge.

If the Mortality and Expense Risk Premium is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company. The Company expects a profit from this charge.

The Mortality and Expense Risk Premium is guaranteed by the Company and cannot be increased.

DEDUCTION  FOR  ADMINISTRATIVE  EXPENSE  CHARGE

The Company deducts on each Valuation Date, both prior to the Annuity Date and during the Annuity Period, an Administrative Expense Charge which is equal, on an annual basis, to .15% of the daily net asset value of the Variable Account. This charge, together with the Contract Maintenance Charge (see below), is to reimburse the Company for the expenses it incurs in the establishment and maintenance of the Contracts and the Variable Account. These expenses include but are not limited to: preparation of the Contracts, confirmations, annual reports and statements, maintenance of Contract Owner records, maintenance of Variable Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Contract Owner servicing and all accounting, valuation, regulatory and reporting requirements. Since this charge is an asset-based charge, the amount of the charge attributable to a particular Contract may have no relationship to the administrative costs actually incurred by that Contract. The Company does not intend to profit from this charge. This charge will be reduced to the extent that the amount of this charge is in excess of that necessary to reimburse the Company for its administrative expenses. Should this charge prove to be insufficient, the Company will not increase this charge and will incur the loss.

DEDUCTION  FOR  CONTRACT  MAINTENANCE  CHARGE

The Company deducts an annual Contract Maintenance Charge of $30 from the Contract Value on each Contract Anniversary. (In South Carolina the Contract Maintenance Charge is the lesser of $30 each Contract Year or 2% of the Contract Value on the Contract Anniversary.) This charge is to reimburse the Company for its administrative expenses. This charge is deducted by subtracting values from the General Account and/or cancelling Accumulation Units from each applicable Sub-Account in the ratio that the value of each Account bears to the total Contract Value. When the Contract is withdrawn for its full Withdrawal Value, on other than the Contract Anniversary, the Contract Maintenance Charge will be deducted at the time of withdrawal. If the Annuity Date is not a Contract Anniversary, a prorata portion of the annual Contract Maintenance Charge will be deducted. After the Annuity Date, the Contract Maintenance Charge will be collected on a monthly basis and will result in a reduction of each Annuity Payment. The Company has set this charge at a level so that, when considered in conjunction with the Administrative Expense Charge (see "Deduction for Administrative Expense Charge" on Page __), it will not make a profit from the charges assessed for administration.

DEDUCTION  FOR  PREMIUM  TAXES

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the Contract Values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company currently intends to advance any premium taxes due at the time purchase payments are made and then deduct premium taxes from a Contract Owner's Contract Value at the time annuity payments begin or upon withdrawal if the Company is unable to obtain a refund. The Company, however, reserves the right to deduct premium taxes when incurred. Premium taxes generally range from 0% to 4%.

DEDUCTION  FOR  INCOME  TAXES

While the Company is not currently maintaining a provision for federal income taxes with respect to the Variable Account, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Variable Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Variable Account whether or not there was a provision for taxes and whether or not it was sufficient.

DEDUCTION  FOR  TRUST  AND  FUND  EXPENSES

There are other deductions from and expenses paid out of the assets of the Trust and Fund which are described in the accompanying Trust and Fund prospectuses.

DEDUCTION  FOR  TRANSFER  FEE

Prior to the Annuity Date, a Contract Owner may transfer all or a part of an Account without the imposition of any fee or charge if there have been no more than 12 transfers made in the Contract Year. If more than 12 transfers have been made in the Contract Year, the Company will deduct a transfer fee of $25 per transfer or, if less, 2% of the amount transferred. If the Contract Owner is participating in the Dollar Cost Averaging program providing for the automatic transfer of funds from the Money Market Sub-Account or the General Account to any other Sub-Account(s), such transfers are not taken into account in determining any transfer fee. (See "Purchase Payments and Contract Value -Dollar Cost Averaging" on Page __.)

                                THE CONTRACTS
OWNERSHIP

The Contract Owner has all rights and may receive all benefits under the Contract. Prior to the Annuity Date, the Contract Owner is the person designated in the Application, unless changed. On and after the Annuity Date, the Annuitant is the Contract Owner. On and after the death of the Annuitant, the Beneficiary is the Contract Owner.

The Contract Owner may change the Contract Owner at any time. A change of Contract Owner will automatically revoke any prior designation of Contract Owner. A request for change must be: (1) made in writing; and (2) received at the Company. The change will become effective as of the date the written request is signed. A new designation of Contract Owner will not apply to any payment made or action taken by the Company prior to the time it was received.

ANNUITANT

The Annuitant is the person on whose life Annuity Payments are based. The Annuitant is the person designated in the Application, unless changed.

ASSIGNMENT

The Contract Owner may, at any time during his or her lifetime, assign his or her rights under the Contract. The Company will not be bound by any assignment until written notice is received by the Company. The Company is not responsible for the validity of any assignment. The Company will not be liable as to any payment or other settlement made by the Company before receipt of the assignment.

If the Contract is issued pursuant to a retirement plan which receives favorable tax treatment under the provisions of Sections 401, 403(b) or 408 of the Internal Revenue Code, it may not be assigned, pledged or otherwise transferred except as may be allowed under applicable law.

BENEFICIARY

The Beneficiary is named in the Application, unless changed, and is entitled to receive the benefits to be paid at the death of the Contract Owner.

Unless the Contract Owner provides otherwise, the Death Benefit will be paid in equal shares or all to the survivor as follows:

     (1) to the primary Beneficiaries who survive the Contract Owner's death; or if there are none,

     (2) to the contingent Beneficiaries who survive the Contract Owner's death; or if there are none,

     (3)    to  the  estate  of  the  Contract  Owner.

CHANGE  OF  BENEFICIARY

Subject to the rights of any irrevocable Beneficiary, the Contract Owner may change the Beneficiary or contingent Beneficiary. A change may be made by filing a written request with the Company. The change will take effect as of the date the notice is signed. The Company will not be liable for any payment made or action taken before it records the change.

TRANSFERS  OF  CONTRACT  VALUES  DURING  THE  ACCUMULATION  PERIOD

Prior to the Annuity Date, the Contract Owner may transfer all or part of an Account without the imposition of any fee or charge if there have been no more than 12 transfers made in the Contract Year. If more than 12 transfers have been made in the Contract Year, the Company will deduct a transfer fee. If the Contract Owner is participating in the Dollar Cost Averaging program providing for the automatic transfer of funds from the Money Market Sub-Account or the General Account to the Variable Account, such transfers are not taken into account in determining any transfer fee. (See "Charges and Deductions -Deduction for Transfer Fee" on Page __ and "Purchase Payments and Contract Value - Dollar Cost Averaging" on Page __.) After the Annuity Date, the Contract Owner may make a transfer once in each Contract Year. All transfers are subject to the following:

     (1) the deduction of any transfer fee that may be imposed (no charge for first 12 transfers in a Contract Year; thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred). The transfer fee will be deducted from the Account from which the transfer is made. However, if the entire interest in the Account is being transferred, the transfer fee will be deducted from the amount which is transferred.

     (2) The minimum amount which may be transferred is the lesser of (i) $1000; or (ii) the Contract Owner's entire interest in the Account.

     (3) Transfers will be effected during the Valuation Period next following receipt by the Company of a written transfer request (or by telephone, if authorized) containing all required information. However, no transfer may be made effective within seven (7) calendar days of the Annuity Date.

     (4) Any transfer direction must clearly specify the amount which is to be transferred and the Accounts which are to be affected.

     (5) The Company reserves the right at any time and without prior notice to any party including, but not limited to, the circumstances described in the Suspension of Payments or Transfers provision, to terminate, suspend or modify the transfer privileges described above.

If the Contract Owner elects to use the telephone transfer privilege, neither the Company nor its Annuity Service Office will be liable for transfers made in accordance with the Contract Owner's instructions.

DEATH  OF  THE  ANNUITANT

Upon death of the Annuitant prior to the Annuity Date, the Contract Owner must designate a new Annuitant. If no designation is made within 30 days of the death of the Annuitant, the Contract Owner will become the Annuitant. However, if the Contract Owner is a non-natural person, then the death or change of the Annuitant will be treated as the death of the Contract Owner. (See "Death of the Contract Owner" below.)

Upon death of the Annuitant after the Annuity Date, the Death Benefit, if any, will be as specified in the Annuity Option elected.

DEATH  OF  THE  CONTRACT  OWNER

Upon death of the Contract Owner prior to the Annuity Date, the Death Benefit will be paid to the Beneficiary designated by the Contract Owner. The Death Benefit will be the greater of:

     (1) the purchase payment less any withdrawals and any applicable Withdrawal Charge; or

     (2)    the  Contract  Value;  or

     (3) the Contract Value on the fifth Contract Anniversary or, if later, every fifth Contract Anniversary thereafter less any withdrawals and any applicable Withdrawal Charge made since the last fifth Contract Anniversary.

The Death Benefit will be determined and paid as of the Valuation Period next following the date of receipt by the Company of both due proof of death and an election for a single sum payment or election under an Annuity Option as of the date of death.

If a single sum payment is requested, the proceeds will be paid within seven (7) days of receipt of proof of death and the election. Payment under an Annuity Option may be elected during the sixty-day period beginning with the date of receipt of proof of death or a single sum payment will be made to the Beneficiary at the end of the sixty-day period.

The entire Death Benefit must be paid within five (5) years of the date of death unless:

     (1) the Beneficiary is the spouse of the Contract Owner, in which event the Beneficiary will become the Contract Owner and may elect that the Contract remain in effect; or

     (2) the Beneficiary is not the spouse of the Contract Owner, in which event the Death Benefit is payable under an Annuity Option over the lifetime of the Beneficiary beginning within one year of the date of death.

The Contract can be held by joint owners. Any joint owner must be the spouse of the other owner. Upon the death of either joint owner, the surviving spouse will be the designated Beneficiary. Any other Beneficiary designated in the Application or as subsequently changed will be treated as a contingent Beneficiary unless otherwise indicated.

                              ANNUITY PROVISIONS

ANNUITY  DATE  AND  ANNUITY  OPTION

The Contract Owner selects an Annuity Date and Annuity Option at the time of the Application. The Annuity Date must always be the first day of a calendar month and must be at least one month after the Issue Date. The Annuity Date may not be later than the first day of the first calendar month following the Annuitant's 85th birthday. If no Annuity Option is elected, Option 2 with 10 years guaranteed will automatically be applied.

CHANGE  IN  ANNUITY  DATE  AND  ANNUITY  OPTION

Prior to the Annuity Date, the Contract Owner may, upon at least thirty (30) days prior written notice to the Company, change the Annuity Date. The Annuity Date must always be the first day of a calendar month. The Annuity Date may not be later than the first day of the first calendar month following the Annuitant's 85th birthday.

The Contract Owner may, upon at least thirty (30) days prior written notice to the Company, at any time prior to the Annuity Date, change the Annuity Option.

ALLOCATION  OF  ANNUITY  PAYMENTS

If all of the Contract Value on the seventh calendar day before the Annuity Date is allocated to the General Account, the annuity will be paid as a Fixed Annuity. If all of the Contract Value on that date is allocated to the Variable Account, the annuity will be paid as a Variable Annuity. If the Contract Value on that date is allocated to both the General Account and the Variable Account, the Annuity will be paid as a combination of a Fixed Annuity and a Variable Annuity to reflect the allocation between the Accounts.

TRANSFERS  DURING  THE  ANNUITY  PERIOD

During the Annuity Period, payees under the Contract may transfer, by written request, Contract Values among the Accounts subject to the following:

     (1) the Contract Owner may make a transfer once each Contract Year between Sub-Accounts of the Variable Account.

     (2) During the Annuity Period, the payee(s) may, by written notice to the Company, convert Variable Annuity Payments to Fixed Annuity Payments. The payee(s) may not convert Fixed Annuity Payments to Variable Annuity Payments. The amount converted to Fixed Annuity Payments from a Sub-Account is subject to certain procedures set out in the General Account provisions.

ANNUITY  OPTIONS

The actual dollar amount of Variable Annuity Payments is dependent upon (i) the Contract Value on the Annuity Date, (ii) the annuity table specified in the Contract, (iii) the Annuity Option selected, and (iv) the investment performance of the Sub-Account selected.

The annuity tables contained in the Contract are based on a three percent (3%) assumed investment rate. If the actual net investment rate exceeds three percent (3%), payments will increase. Conversely, if the actual rate is less than three percent (3%), Annuity Payments will decrease. If a higher assumed investment rate was used, the initial payment would be higher, but the actual net investment rate would have to be higher in order for Annuity Payments to increase.

Variable Annuity Payments will reflect the investment performance of the Variable Account in accordance with the allocation of the Contract Value to the Sub-Account on the Annuity Date. Thereafter, allocations may not be changed except as provided in Transfers During the Annuity Period, above. The total dollar amount of each Annuity Payment is the sum of the Variable Annuity Payment and the Fixed Annuity Payment reduced by the Contract Maintenance Charge (except in Oregon where the Fixed Annuity Payment is not reduced by the Contract Maintenance Charge).

The amount payable under the Contract may be made under one of the following options or any other option acceptable to the Company:

     OPTION  1.  LIFE  ANNUITY.

     An annuity payable monthly during the lifetime of the Annuitant. Payments cease at the death of the Annuitant.

     OPTION  2.  LIFE  ANNUITY  WITH  5,  10  OR  20  YEARS  GUARANTEED.

     An annuity payable monthly during the lifetime of the Annuitant with the guarantee that, if at the death of the Annuitant, payments have been made for less than the selected guaranteed period, payments will be continued to the Beneficiary for the remainder of the guaranteed period. If the Beneficiary does not desire payments to continue for the remainder of the guaranteed period, he or she may elect to have the present value of the guaranteed Annuity Payments remaining, as of the date notice of death is received by the Company, commuted at the assumed investment rate.

     OPTION  3.  JOINT  AND  LAST  SURVIVOR  ANNUITY.

     An annuity payable monthly during the joint lifetime of the Annuitant and another person. At the death of either Payee, Annuity Payments will continue to be made to the survivor Payee. The survivor's Annuity Payments will be equal to 100%, 66 2/3% or 50% of the amount payable during the joint lifetime, as chosen.

FREQUENCY  AND  AMOUNT  OF  ANNUITY  PAYMENTS

Annuity Payments will be paid as monthly installments. However, if the net amount available to apply under any Annuity Option is less than $5,000 ($2,000 in Massachusetts and Texas), the Company has the right to pay the amount in one single lump sum. In addition, if the payments provided for would be or become less than $100 ($20 in Texas), the Company has the right to change the frequency of payments to provide payments of at least $100 ($20 in Texas).

                     PURCHASE PAYMENTS AND CONTRACT VALUE

PURCHASE  PAYMENTS

The Contracts are purchased under a single purchase payment plan. The single purchase payment is due on the Issue Date and must be at least $5,000. Prior Company approval must be obtained for any purchase payments in excess of $1,000,000. The Company reserves the right to decline any Application or purchase payment.

ALLOCATION  OF  PURCHASE  PAYMENTS

Purchase payments are allocated to the General Account or appropriate Sub-Account(s) within the Variable Account as elected by the Contract Owner. For each Sub-Account, purchase payments are converted into Accumulation Units. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment allocated to the Sub-Account by the value of the Accumulation Unit for the Sub-Account. Purchase payments allocated to the General Account are credited in dollars.

For the single purchase payment, if the Application for a Contract is in good order, the Company will apply the purchase payment to the Variable Account and credit the Contract with Accumulation Units and/or to the General Account and credit the Contract with dollars within two business days of receipt. If the Application for a Contract is not in good order, the Company will attempt to get it in good order or the Company will return the Application and the purchase payment within five (5) business days. The Company will not retain a purchase payment for more than five (5) business days while processing an incomplete Application unless it has been so authorized by the purchaser.

DOLLAR  COST  AVERAGING

Dollar Cost Averaging is a program which, if elected, permits a Contract Owner to systematically transfer each month amounts from the Money Market Sub-Account or the General Account to any Sub-Account(s). By allocating amounts on a regularly scheduled basis as opposed to allocating the total amount at one particular time, a Contract Owner may be less susceptible to the impact of market fluctuations. The minimum amount which may be transferred is $500. A Contract Owner must have a minimum of $6,000 of Contract Value in the Money Market Sub-Account or the General Account, or the amount required to complete the Contract Owner's designated program, in order to participate in the Dollar Cost Averaging program.

All Dollar Cost Averaging transfers will be made on the 15th of each month (or the next Valuation Date if the 15th of the month is not a Valuation Date). If the Contract Owner is participating in the Dollar Cost Averaging program, such transfers are not taken into account in determining any transfer fee. Under certain circumstances, there may be restrictions with respect to a Contract Owner's ability to participate in the Dollar Cost Averaging program.

DISTRIBUTOR

Cova Life Sales Company ("Life Sales"), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the Contracts. Life Sales is an affiliate of the Company. The Contracts are offered on a continuous basis.

CONTRACT  VALUE

The value of the Contract is the sum of the values for each Sub-Account and the value in the General Account. The value of each Sub-Account is determined by multiplying the number of Accumulation Units attributable to the Sub-Account by the value of an Accumulation Unit for the Sub-Account.

ACCUMULATION  UNIT

Purchase payments allocated to the Variable Account and amounts transferred to or within the Variable Account are converted into Accumulation Units. This is done by dividing each purchase payment by the value of an Accumulation Unit for the Valuation Period during which the purchase payment is allocated to the Variable Account or the transfer is made. The Accumulation Unit value for each Sub-Account was arbitrarily set initially at $10. The Accumulation Unit value for any later Valuation Period is determined by subtracting (b) from (a) and dividing the result by (c) where:

     (a)    is  the  net  result  of

          (1) the assets of the Sub-Account; i.e., the aggregate value of the underlying Eligible Investment shares held at the end of such Valuation Period, plus or minus

          (2) the  cumulative  charge or  credit  for  taxes  reserved  which is
determined   by  the  Company  to  have  resulted  from  the  operation  of  the
Sub-Account;

     (b) is the cumulative unpaid charge for the Mortality and Expense Risk Premium and for the Administrative Expense Charge (see "Charges and Deductions" above); and

     (c) is the number of Accumulation Units outstanding at the end of such Valuation Period.

The Accumulation Unit value may increase or decrease from Valuation Period to Valuation Period.

                                 WITHDRAWALS

While the Contract is in force and before the Annuity Date, the Company will, upon written request to the Company by the Contract Owner, allow the withdrawal of all or a portion of the Contract for its Withdrawal Value. Withdrawals will result in the cancellation of Accumulation Units from each applicable Sub-Account of the Variable Account or a reduction in the General Account Value in the ratio that the Sub-Account Value and/or the General Account Value bears to the total Contract Value. The Contract Owner must specify in writing in advance which units are to be cancelled or values are to be reduced if other than the above mentioned method of cancellation is desired. The Company will pay the amount of any withdrawal within seven (7) days of receipt of a request, unless the Suspension of Payments or Transfers provision is in effect (see "Suspension of Payments or Transfers" below).

The Withdrawal Value is the Contract Value for the Valuation Period next following the Valuation Period during which a written request for withdrawal is received at the Company reduced by the sum of:

     (1)    any  applicable  taxes  not  previously  deducted;

     (2)    any  applicable  Contract  Maintenance  Charge;  and

     (3)    any  applicable  Withdrawal  Charge.

Each partial withdrawal must be for an amount which is not less than $1,000 or, if smaller, the remaining value in the Sub-Account or General Account. The remaining value in each Sub-Account or General Account from which a partial withdrawal is requested must be at least $1,000 after the partial withdrawal is completed.

Certain tax withdrawal penalties and restrictions may apply to withdrawals from Contracts. (See "Tax Status" on Page __.) For Contracts purchased in connection with 403(b) plans, the Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner:
(1) attains age 59-1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship.

However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

TEXAS  OPTIONAL  RETIREMENT  PROGRAM

A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") will contain an ORP endorsement that will amend the Contract as follows:
A) If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institute of higher education upon its request. B) No benefits will be payable, through surrender of the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70-1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

SUSPENSION  OF  PAYMENTS  OR  TRANSFERS

The Company reserves the right to suspend or postpone payments for any period when:

     (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     (2)    trading  on  the  New  York  Stock  Exchange  is  restricted;

     (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or

     (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners; provided that applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in (2) and (3) exist.

The Company reserves the right to defer payment for a withdrawal or transfer from the General Account for the period permitted by law but not for more than six months after written election is received by the Company.

                           PERFORMANCE INFORMATION

MONEY  MARKET  PORTFOLIO

From time to time, the Money Market Sub-Account of the Variable Account may advertise its yield and effective yield. Both yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Money Market Sub-Account refers to the income generated by Contract Values in the Money Market Sub-Account over a seven-day period (which period will be stated in the advertisement). This income is annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Contract Values in the Money Market Sub-Account. The effective yield is calculated similarly. However, when annualized, the income earned by Contract Values is assumed to be reinvested. This results in the effective yield being slightly higher than the yield because of the compounding effect of the assumed reinvestment. The yield figure will reflect the deduction of any asset-based charges and any applicable Contract Maintenance Charge, but will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

OTHER  PORTFOLIOS

From time to time, the Company may advertise performance data for the various other Portfolios under the Contract. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment medium over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that Unit by the Accumulation Unit value at the beginning of the period. This percentage figure will reflect the deduction of any asset-based charges and any applicable Contract Maintenance Charges under the Contracts, but will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

Any advertisement will also include average annual total return figures calculated as described in the Statement of Additional Information. The total return figures reflect the deduction of any applicable Contract Maintenance Charges and Withdrawal Charges, as well as any asset-based charges.

The Company may make available yield information with respect to some of the Portfolios. Such yield information will be calculated as described in the Statement of Additional Information. The yield information will reflect the deduction of any applicable Contract Maintenance Charge as well as any asset-based charges.

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the Portfolios against established market indices such as the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Portfolio being compared. The Standard & Poor's 500 Stock Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts issued through the Variable Account with the unit values of variable annuities issued through the separate accounts of other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis
Service or from the VARDS Report.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges.

                                  TAX STATUS

GENERAL

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS ANNUITY CONTRACTS UNDER FEDERAL INCOME TAX LAW. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED IN THIS PROSPECTUS MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

Section 72 of the Code governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consists of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, each United States government agency or instrumentality shall be treated as a separate issuer.

The Company intends that all Portfolios underlying the Contracts will be managed
by  the  investment   advisers  in  such  a  manner  as  to  comply  with  these diversification requirements.

The Treasury Department has indicated that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investments underlying the contract (i.e., by being able to transfer values among sub-accounts with only limited restrictions). The issuance of such guidelines may require the Company to impose limitations on a Contract Owner's right to control the investment. It is not known whether any such guidelines would have retroactive effect.

CONTRACTS  OWNED  BY  OTHER  THAN  NATURAL  PERSONS

Under Section 72(u) of the Code, the investment earnings on purchase payments for the Contracts will be taxed currently to the Contract Owner if the Contract Owner is a non-natural person, e.g., a corporation, or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE  CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

TAX  TREATMENT  OF  ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

INCOME  TAX  WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to Federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for Federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or distributions for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions). Participants should consult their own tax counsel or other tax advisor regarding withholding.

TAX  TREATMENT  OF  WITHDRAWALS  -  NON-QUALIFIED  CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59-1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) paid in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" on Page __.)

QUALIFIED  PLANS

The Contracts offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" on Page __.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

     A.  H.R.  10  PLANS

     Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as H.R. 10 or Keogh plans. Contributions made to the Plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     B.    TAX-SHELTERED  ANNUITIES

     Section 403(b) of the Code permits the purchase of tax-sheltered annuities by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals Qualified Contracts" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     C.    INDIVIDUAL  RETIREMENT  ANNUITIES

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     D.    CORPORATE  PENSION  AND  PROFIT-SHARING  PLANS

     Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Corporate Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX  TREATMENT  OF  WITHDRAWALS  -  QUALIFIED  CONTRACTS

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408(b) (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59-1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; and (f) distributions made to an alternate payee pursuant to a qualified domestic relations order. The exceptions stated in (d), (e) and
(f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year, following the year in which the employee attains age 70. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required maximum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX-SHELTERED  ANNUITIES  -  WITHDRAWAL  LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 59-1/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                             FINANCIAL STATEMENTS

The consolidated financial statements of the Company and the Variable Account have been included in the Statement of Additional Information.

                              LEGAL PROCEEDINGS

There are no material pending legal proceedings to which the Variable Account, the Distributor or the Company is a party.


         TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                         PAGE

Company                                                                      3
Experts                                                                      3
Legal  Opinions                                                              3
Distributor                                                                  3
Yield  Calculation  For Money Market Sub-Account                             3
Performance  Information                                                     4
Annuity  Provisions                                                          5
     Variable  Annuity                                                       5
     Fixed  Annuity                                                          6
     Annuity  Unit                                                           6
     Net  Investment  Factor                                                 6
     Mortality  and  Expense Guarantee                                       6
Financial  Statements                                                        6


                                    PART B


                     STATEMENT OF ADDITIONAL INFORMATION

                 INDIVIDUAL SINGLE PURCHASE PAYMENT DEFERRED
                          VARIABLE ANNUITY CONTRACTS

                                  issued by

                      COVA VARIABLE ANNUITY ACCOUNT ONE
                (FORMERLY, XEROX VARIABLE ANNUITY ACCOUNT ONE)

                                     AND

                COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
         (FORMERLY, XEROX FINANCIAL SERVICES LIFE INSURANCE COMPANY)


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED ______________, FOR THE INDIVIDUAL SINGLE PURCHASE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, (800) 831-LIFE.

       THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED ____________.




                              TABLE OF CONTENTS

                                                                        PAGE

Company................................................................      3

Experts................................................................      3

Legal  Opinion..........................................................     3

Distributor............................................................      3

Yield  Calculation  for  Money Market Sub-Account.........................   3

Performance  Information................................................     4

Annuity  Provisions.....................................................     5
  Variable  Annuity.....................................................     5
  Fixed  Annuity........................................................     6
  Annuity  Unit.........................................................     6
  Net  Investment  Factor................................................    6
  Mortality  and  Expense  Guarantee......................................   6

Financial  Statements...................................................     6


                                   COMPANY

Information regarding Cova Financial Services Life Insurance Company (the "Company") and its ownership is contained in the Prospectus. On June 1, 1995, the Company changed its name from Xerox Financial Services Life Insurance Company to its present name.

On April 1, 1996, the Company contributed initial capital to the Large Cap Stock and Quality Bond Sub-Accounts of the Separate Account. As of September 30, 1996, the capital contributed to the Quality Bond Sub-Account by the Company represented approximately 67% of the total assets of such Sub-Account and the capital contributed to the Large Cap Stock Sub-Account by the Company represented approximately 88% of the total assets of such Sub-Account. The Company currently intends to remove these assets from the Sub-Accounts on a prorata basis in proportion to money invested in the Sub-Accounts by Contract Owners.

                                   EXPERTS

The consolidated financial statements of the Company as of December 31, 1995 and 1994 and for each of the years in the three-year period ended December 31, 1995, and the financial statements of the Separate Account as of December 31, 1995 and 1994, included herein, have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                                LEGAL OPINIONS

Legal matters in connection with the Contracts described herein are being passed
upon  by  the  law  firm  of  Blazzard,  Grodd  &  Hasenauer,   P.C.,  Westport,
Connecticut.

                                 DISTRIBUTOR

Cova Life Sales Company ("Life Sales") acts as the distributor. Prior to June 1, 1995, Cova Life Sales Company was known as Xerox Life Sales Company. Life Sales is an affiliate of the Company. The offering is on a continuous basis.

                YIELD CALCULATION FOR MONEY MARKET SUB-ACCOUNT

The Money Market Sub-Account of the Variable Account will calculate its current yield based upon the seven days ended on the date of calculation. The Company does not currently advertise yield information for the Money Market Sub-Account.

The current yield of the Money Market Sub-Account is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Contract Owner account having a balance of one Accumulation Unit of the Sub-Account at the beginning of the period, subtracting the Mortality and Expense Risk Premium, the Administrative Expense Charge and the Contract Maintenance Charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

The Money Market Sub-Account computes its effective compound yield according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on Money Market Sub-Account assets.


Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the Money Market Sub-Account in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Money Market Sub-Account and changes in the interest rates on such investments, but also on changes in the Money Market Sub-Account's expenses during the period.

Yield information may be useful in reviewing the performance of the Money Market Sub-Account and for providing a basis for comparison with other investment alternatives. However, the Money Market Sub-Account's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time. The yield information does not reflect the deduction of any applicable Withdrawal Charge at the time of the surrender. (See "Charges and Deductions - Deduction for Withdrawal Charge (Sales Load)" in the Prospectus.)

                           PERFORMANCE INFORMATION

From time to time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Premium, a .15% Administrative Expense Charge, the investment advisory fee for the underlying Portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Withdrawal Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                        n
                                P(1 + T) = ERV

     P = a hypothetical initial payment of $1,000 T = average annual total return n = number of years
   ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

In addition to total return data, the Company may include yield information in its advertisements. For each Sub-Account (other than the Money Market Sub-Account) for which the Company will advertise yield, it will show a yield quotation based on a 30 day (or one month) period ended on the date of the most recent balance sheet of the Variable Account included in the registration statement, computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:

                                                  6
                                         (a  -  b)
                             Yield  =  2[(_______ + 1) - 1]
                                           (cd)
     Where:

          a    =   Net investment income earned during the period by the Trust or Fund attributable to shares owned by the Sub-Account.

          b    =   Expenses  accrued  for the period (net of reimbursements).

          c    =   The average daily number of Accumulation  Units outstanding during the period.

          d    =   The maximum offering price per Accumulation Unit on the last day  of  the  period.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Withdrawal Charge.

Contract Owners should note that the investment results of each Sub-Account will fluctuate over time, and any presentation of the Sub-Account's total return or yield for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return or yield may be in any future period.

                              ANNUITY PROVISIONS

VARIABLE  ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Sub-Account(s) of the Variable Account. At the Annuity Date, the Contract Value in each Sub-Account will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:

     (1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

     (2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity Payment is the sum of all Sub-Account Variable Annuity Payments reduced by the Contract Maintenance Charge.

FIXED  ANNUITY

A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Variable Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The first monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.

ANNUITY  UNIT

The value of an Annuity Unit for each Sub-Account was arbitrarily set initially at $10. This was done when the first Eligible Investment shares were purchased. The Sub-Account Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the Sub-Account Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit Value is being calculated, and (b) 0.999919.

NET  INVESTMENT  FACTOR

The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing:

     (a) the Accumulation Unit value as of the close of the current Valuation Period, by

     (b) the Accumulation Unit value as of the close of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.

MORTALITY  AND  EXPENSE  GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.

                             FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


COVA VARIABLE ANNUITY ACCOUNT ONE
STATEMENT OF ASSETS AND LIABILITIES
September 30, 1996 (Unaudited)
(In thousands of dollars)

ASSETS
INVESTMENTS:


COVA SERIES TRUST:
  Quality Income Portfolio - 5,007,520 shares at a net asset value of $10.53 per share (cost $52,549)       $   52,754
  High Yield Portfolio - 3,906,238 shares at a net asset value of $10.70 per share (cost $40,993)               41,787
  Growth and Income Portfolio - 2,096,504 shares at a net asset value of $13.58 per share (cost $25,017)        28,461
  Money Market Portfolio - 32,959,900 shares at a net asset value of $1.00 per share (cost $32,960)             32,960
  Stock Index Portfolio - 5,389,275 shares at a net asset value of $15.52 per share (cost $66,086)              83,643
  Bond Debenture Portfolio - 460,658 shares at a net asset value of $10.81 per share (cost $4,757)          $    4,981
  Quality Bond Portfolio - 605,241  shares at a net asset value of $10.04 per share (cost $6,035)                6,075
  Small Cap Stock Portfolio - 757,132 shares at a net asset value of $10.64 per share (cost 7,776)               8,053
  Large Cap Stock Portfolio - 1,452,014 shares at a net asset value of $10.44 per share (cost $14,524)          15,163
  Select Equity Portfolio - 1,198,070  shares at a net asset value of $10.11 per share (cost $11,855)           12,118
  International Equity Portfolio - 838,077 shares at a net asset value of $10.37 per share (cost $8,502)         8,687

LORD ABBETT SERIES FUND, INC:
  Growth and Income Portfolio - 15,566,544 shares at a net asset value of $16.93 per share (cost $217,362)     263,506
  Global Equity Portfolio - 209,576 shares at a net asset value of $12.26 per share (cost $2,259)                2,570

GENERAL AMERICAN CAPITAL COMPANY
   Money Market Portfolio - 14,120 shares at a net asset value of $17.01 per share (cost $238)                     240

   TOTAL ASSETS                                                                                             $  560,998
                                                                                                            ==========

LIABILITIES AND CONTRACT OWNERS' EQUITY

FEES PAYABLE TO COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY                                              $      129

CONTRACT OWNERS' EQUITY:
  Trust Quality Income - 3,485,260 accumulation units at $15.132856 per unit                                    52,742
  Trust High Yield - 2,015,197 accumulation units at $20.731096 per unit                                        41,777
  Trust Growth and Income - 1,799,637 accumulation units at $15.811166 per unit                                 28,454
  Trust Money Market - 2,802,025 accumulation units at $11.760162 per unit                                      32,952
  Trust Stock Index - 4,732,539 accumulation units at $17.669922 per unit                                       83,624
  Trust Bond Debenture Portfolio - 459,511 accumulation units at $10.837855 per unit                             4,980
  Trust Quality Bond Portfolio -600,904 accumulation units at $10.107693 per unit                                6,074
  Trust Small Cap Stock Portfolio - 759,505 accumulation units at $10.601053 per unit                            8,052
  Trust Large Cap Stock Portfolio - 1,452,773 accumulation units at $10.434763 per unit                         15,159
  Trust Select Equity Portfolio - 1,199,716 accumulation units at $10.098491 per unit                           12,115
  Trust International Equity Portfolio - 838,318 accumulation units at $10.359859 per unit                       8,685
  Fund Growth and Income - 11,249,326 accumulation units at $23.418841 per unit                                263,446
  Fund Global Equity - 167,133 accumulation units at $15.371697 per unit                                         2,569
  GACC Money Market Portfolio - 23,703 accumulation units at $10.131477 per unit                                   240
                                                                                                            ----------

   TOTAL CONTRACT OWNERS' EQUITY                                                                               560,869
                                                                                                            ----------

   TOTAL LIABILITIES AND CONTRACT OWNERS' EQUITY                                                            $  560,998
                                                                                                            ==========

See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT ONE
STATEMENT OF OPERATIONS
For the Nine Months Ended September 30, 1996 (Unaudited)
(In thousands of dollars)



              COVA
                                             LORD ABBETT


        SERIES TRUST
                                      SERIES FUND, INC.             GACC



                                QUALITY    HIGH     GROWTH &    MONEY    STOCK      BOND      QUALITY     INTL       SMALL
                                INCOME     YIELD     INCOME    MARKET    INDEX   DEBENTURE     BOND      EQUITY    CAP STOCK
                               ---------  -------  ----------  -------  -------  ----------  ---------  --------  -----------

INVESTMENT INCOME:


    Dividends                  $  1,370   $1,667   $     208   $ 1,314  $  796   $       15  $     68   $    36   $       13
      Total Income                1,370    1,667         208     1,314     796           15        68        36           13


 EXPENSES:
    Mortality and Expense                      `
       Risk Fee                     461      357         226       315     811           13        28        34           32

    Administrative Fee               55       43          27        38      97            2         3         4            4
      Total Expenses                516      400         253       353     908           15        31        38           36

Net Investment Income               854    1,267         (45)      961    (112)           0        37        (2)         (23)

NET REALIZED GAIN/(LOSS)
  ON INVESTMENTS                    (27)    (204)        105        --   3,308            6        (6)       71           46

NET CHANGE IN UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS     (1,265)   1,255       1,808        --   6,580          224        40       184          278

NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS     (1,292)   1,051       1,913        --   9,888          230        34       255          324

NET INCREASE/(DECREASE) IN
  CONTRACT OWNERS' EQUITY
  RESULTING FROM OPERATIONS       ($438)  $2,318   $   1,868   $   961  $9,776   $      230  $     71   $   253   $      301

                                  LARGE      SELECT    GROWTH &    GLOBAL    Money
                                CAP STOCK    EQUITY     INCOME     EQUITY    Market    Total
                               -----------  --------  ----------  --------  --------

INVESTMENT INCOME:


    Dividends                  $       69   $    23          --        --        --   $ 5,579
      Total Income                     69        23          --        --        --     5,579


 EXPENSES:
    Mortality and Expense
       Risk Fee                        70        37       2,135        24         1     4,544

    Administrative Fee                  9         4         256         3        --       545
      Total Expenses                   79        41       2,391        27         1     5,089

Net Investment Income                 (10)      (18)     (2,391)      (27)       (1)      490

NET REALIZED GAIN/(LOSS)
  ON INVESTMENTS                        5       (17)         92        14        --     3,393

NET CHANGE IN UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS          639       263      23,676       159         2    33,843

NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS          644       246      23,768       173         2    37,236

NET INCREASE/(DECREASE) IN
  CONTRACT OWNERS' EQUITY
  RESULTING FROM OPERATIONS    $      634   $   228   $  21,377   $   146   $     1   $37,726


                               See Accompanying notes to financial statements.

                                             COVA VARIABLE ANNUITY ACCOUNT ONE
                               STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY
                      For the Nine Months Ended September 30, 1996 (Unaudited)
                                                     (In thousands of dollars)


                           COVA

                                                                   LORD ABBETT


                     SERIES TRUST

                                           SERIES FUND, INC.              GACC

                                                                      ________


                                   QUALITY     HIGH     GROWTH &     MONEY      STOCK       BOND       QUALITY     INTL
                                   INCOME     YIELD      INCOME     MARKET      INDEX     DEBENTURE     BOND      EQUITY
                                  ---------  --------  ----------  ---------  ---------  -----------  ---------  --------
FROM OPERATIONS:
  Net Investment Income           $    854   $ 1,267        ($45)  $    961      ($112)  $        0   $     37       ($2)
  Net Realized Gain/(Loss)
    on Investments                     (27)     (204)        105         __      3,308            6         (6)       71
  Net Unrealized Gain/(Loss)
    on Investments                  (1,265)    1,255       1,808         __      6,580          224         40       184

NET INCREASE/(DECREASE) IN
  Contract Owners' Equity
    Resulting from Operations         (438)    2,318       1,868        961      9,776          230         71       253

From Account Unit Transactions:

 Contributions by Cova Life             --        --          --         --         --          500      5,000     5,000

 Redemptions by Cova Life               --        --          --         --         --         (508)    (1,000)   (5,128)

 Proceeds from Units of
  the Account Sold                   1,460     1,624       2,360     36,144      2,661        2,793        641     3,774
 Payments for Units of the
  Account Redeemed                  (3,037)   (1,767)       (677)    (1,984)    (3,248)         (17)        (5)       (6)
Account Transfers                   13,504     3,090       5,286    (36,297)   (11,327)       1,982      1,367     4,792

Net Increase/(Decrease) in
  Contract Owners' Equity
    From Account Unit
      Transactions                  11,927     2,947       6,969     (2,137)   (11,914)       4,750      6,003     8,432

Net Increase/(Decrease) in
  Contract Owners' Equity           11,489     5,265       8,837     (1,176)    (2,138)       4,980      6,074     8,685

Contract Owners' Equity:
  Beginning of Period               41,253    36,512      19,617     34,128     85,762           --         --        --
  End of Period                   $ 52,742   $41,777   $  28,454   $ 32,952   $ 83,624   $    4,980   $  6,074   $ 8,685

                                   SMALL       LARGE       SELECT      GROWTH &    GLOBAL    Money
                                             CAP STOCK    CAP STOCK     EQUITY     INCOME    EQUITY    MARKETTOTAL
                                            -----------  -----------  ----------  --------  --------  -------------
FROM OPERATIONS:
  Net Investment Income              ($23)        ($10)        ($18)    ($2,391)     ($27)      ($1)  $        490
  Net Realized Gain/(Loss)
    on Investments                     46            5          (17)         92        14        __          3,393
  Net Unrealized Gain/(Loss)
    on Investments                    278          639          263      23,676       159         2         33,843

NET INCREASE/(DECREASE) IN
  Contract Owners' Equity
    Resulting from Operations         301          634          228      21,377       146         1         37,726

From Account Unit Transactions:

 Contributions by Cova Life         5,000       15,000        5,000          --        --        --         35,500

 Redemptions by Cova Life          (5,135)      (2,206)      (4,922)         --        --        --        (18,899)

 Proceeds from Units of
  the Account Sold                  3,703          477        6,338      24,061       142        61         86,239
 Payments for Units of the
  Account Redeemed                    (11)          (1)         (28)     (8,717)     (201)       --        (19,699)
Account Transfers                   4,194        1,255        5,499      36,095       (18)      178         29,600

Net Increase/(Decrease) in
  Contract Owners' Equity
    From Account Unit
      Transactions                  7,751       14,525       11,887      51,439       (77)      239        112,741

Net Increase/(Decrease) in
  Contract Owners' Equity           8,052       15,159       12,115      72,816        69       240        150,467

Contract Owners' Equity:
  Beginning of Period                  --           --           --     190,630     2,500        --        410,402
  End of Period                   $ 8,052   $   15,159   $   12,115   $ 263,446   $ 2,569   $   240   $    560,869

                               See accompanying notes to financial statements.

                               STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY
                                          For the Year Ended December 31, 1995
                                                     (In thousands of dollars)

                             VAN KAMPEN MERRITT
                                                                   LORD ABBETT

                                       SERIES TRUST
                                                             SERIES FUND, INC.



                                  QUALITY     HIGH     GROWTH &     MONEY     STOCK    GROWTH &    GLOBAL
                                   INCOME    YIELD      INCOME     MARKET     INDEX     INCOME     EQUITY     TOTAL
                                  --------  --------  ----------  ---------  -------  ----------  --------  ---------
From Operations:
  Net Investment Income           $  1,948  $ 2,332   $   1,371   $  2,318   $ 2,875  $  12,501   $   149   $ 23,495
  Net Realized Gain/(Loss)
    on Investments                      16     (117)         46         __     2,589        383        63      2,980
  Net Unrealized Gain
    on Investments                   3,600    1,786       2,248        110    11,838     22,184         5     41,771

Net Increase in Contract
  Owners' Equity
    Resulting from
     Operations                      5,564    4,001       3,665      2,428    17,302     35,069       217     68,246

From Account Unit Transactions:

 Redemptions by Cova
  Financial Services Life
  Insurance Company                     __       __          __         __        __         __      (132)      (132)
 Proceeds from Units of
  the Account Sold                   2,609    3,648       2,179     27,608     2,384     29,458       686     68,572
 Payments for Units of the
  Account Redeemed                   5,174   (2,111)       (718)    (4,508)    4,200    (18,059)   (1,244)   (36,014)
Account Transfers                    4,321   11,321       3,550     67,278    33,469     29,746      (135)    14,994

Net Increase/(Decrease) in
  Contract Owners' Equity
    From Account Unit
      Transactions                   1,756   12,858       5,011    (44,178)   31,653     41,145      (825)    47,420

Net Increase/(Decrease) in
  Contract Owners' Equity            7,320   16,859       8,676    (41,750)   48,955     76,214      (608)   115,666

Contract Owners' Equity:
  Beginning of Period               33,933   19,653      10,941     75,878    36,807    114,416     3,108    294,736
  End of Period                   $ 41,253  $36,512   $  19,617   $ 34,128   $85,762  $ 190,630   $ 2,500   $410,402
                                            ========  ==========  =========  =======  ==========  ========  =========


                               See accompanying notes to financial statements.


                                             COVA VARIABLE ANNUITY ACCOUNT ONE
                                                 NOTES TO FINANCIAL STATEMENTS

                      For the Nine Months Ended September 30, 1996 (Unaudited)


                                                             1.  Organization:

Cova Variable Annuity Account One, (the "Separate Account") is a separate investment account established by a resolution of the Board of Directors of Cova Financial Services Life Insurance Company ("Cova Life"). The Separate Account operates as a Unit Investment Trust under the Investment Company Act of 1940.

The Separate Account is divided into sub-accounts, with the assets of each sub-account invested in the Cova Series Trust (formerly Van Kampen Merritt Series Trust) ("Trust"), the Lord Abbett Series Fund, Inc. ("Fund") or General American Capital Company (GACC). All portfolios of the Trust are managed by Cova Investment Advisory Corporation (the Adviser). The Trust has entered into an investment advisory agreement with the Adviser, pursuant to which the Adviser manages the investment operations of the Trusts affairs. The Trust pays the Adviser a monthly fee based on the average daily net assets. The Adviser has entered into a sub-advisory agreement with Van Kampen American Capital Investment Advisory Corp., J.P. Morgan Investment Management, Inc. and Lord, Abbett & Co. for investment advisory services in connection with the management of the Trust. During 1996 and prior, the Trust portfolios available for investment were the Quality Income, High Yield, Growth and Income, Money Market, Stock Index, Select Equity, Large Cap Stock, Small Cap Stock, International Equity, Quality Bond, and Bond Debenture Portfolios. The Fund had two portfolios available for investment during and prior to 1996; the Growth and Income Global Equity Portfolios. GACC had the Money Market Portfolio available for investment in 1996. Not all portfolios of the Trust, Fund and GACC are available for investment depending upon the nature and specific terms of the different contracts currently being offered for sale. The Trust, Fund and GACC are all diversified, open-end, management investment companies which are intended to meet differing investment objectives.

The Trust Quality Income Portfolio invests in U.S. Government issued debt obligations and in various investment-grade debt instruments, including mortgage pass-through certificates and collateralized mortgage obligations. The Trust High Yield Portfolio invests primarily in medium and lower-grade debt securities and futures and options contracts. The Trust Growth and Income Portfolio invests primarily in common stocks and futures and options contracts. The Trust Money Market and GACC Money Market Portfolios invest in short-term money market instruments. The Trust Stock Index Portfolio invests in common stocks, stock index futures and options, and short-term securities. The Trust Select Equity and Large Cap Stock Portfolios invest in stocks of large and medium-sized companies holding from 60 to 90 and from 225 to 250 stocks, respectively. The Trust Small Cap Stock Portfolio invests primarily in the common stock of small U.S. companies. The Trust International Equity Portfolio invests primarily in stocks of established companies based in developed countries. The Trust Quality Bond Portfolio investment objective is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. The Trust Bond Debenture Portfolio invests primarily in convertible and discount debt securities. The Fund Growth and Income Portfolio invests in common stocks. The Fund Global Equity Portfolio invests primarily in both domestic and foreign common stocks and forward currency contracts.

In order to satisfy diversification requirements and provide for optimum policyholder returns, Cova Life has made periodic contributions to the Trust and Fund to provide for the initial purchases of investments. In return, Cova Life has been credited with accumulation units of the Separate Account. As additional funds are received through policyholder deposits, Cova Life has, at its discretion and without adversely impacting the investment operations of the Trust and Fund, removed its capital investment in the Separate Account by liquidating accumulation units. Since inception, $48,700,000 has been contributed to the Separate Account by Cova Life of which, after subsequent redemptions and net of realized and unrealized gains and losses on investments, $17,403,720 remains as of September 30, 1996.















KPMG Peat Marwick LLP
1010 Market Street
St. Louis, MO 63101-2085


                         INDEPENDENT AUDITOR'S REPORT

The Contract Owners of Cova Variable
       Annuity Account One
Cova Financial Services Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of the Quality Income, High Yield, Growth and Income, Money Market, and Stock Index sub-accounts (investment options within the Van Kampen Merritt Series Trust) and the Growth and Income and Global Equity sub-accounts (investment options within the Lord Abbett Series Fund, Inc.) of Cova Variable Annuity Account One of Cova Financial Services Life Insurance Company (the Separate Account) as of December 31, 1995, and the related statement of operations for the year then ended, and the statement of changes in contract owners' equity for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1995 by correspondence with the Van Kampen Merritt Series Trust and the Lord Abbett Series Fund, Inc. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Cova Variable Annuity Account One of Cova Financial Services Life Insurance Company as of December 31, 1995, and the results of their operations for the year then ended, the changes in their contract owners' equity for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.


By: /s/ KPMG PEAT MARWICK LLP

       ___________________________
             KPMG Peat Marwick LLP

February 9, 1996

















COVA VARIABLE ANNUITY ACCOUNT ONE
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995

ASSETS

INVESTMENTS:


VAN KAMPEN MERRITT SERIES TRUST:
  Quality Income Portfolio - 3,795,029 shares at a net asset value of $10.87 per share (cost $39,788,169)       $   41,257,437
  High Yield Portfolio - 3,495,538 shares at a net asset value of $10.45 per share (cost $36,977,062)               36,515,856
  Growth and Income Portfolio - 1,568,033 shares at a net asset value of $12.51 per share (cost $17,983,818)        19,619,568
  Money Market Portfolio - 34,132,295 shares at a net asset value of $1.00 per share (cost $34,132,295)             34,132,295
  Stock Index Portfolio - 6,195,688 shares at a net asset value of $13.84 per share (cost $74,796,201)              85,772,259

LORD ABBETT SERIES FUND, INC:
  Growth and Income Portfolio - 12,510,916 shares at a net asset value of $15.24 per share (cost $168,182,678)     190,651,303
  Global Equity Portfolio - 218,212 shares at a net asset value of $11.46 per share (cost $2,347,939)                2,500,282
                                                                                                                --------------


   TOTAL ASSETS                                                                                                 $  410,449,000

LIABILITIES AND CONTRACT OWNERS' EQUITY

FEES PAYABLE TO COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY                                                  $       46,951

CONTRACT OWNERS' EQUITY:
  Trust Quality Income - 2,690,633 accumulation units at $15.331971 per unit                                        41,252,707
  Trust High Yield - 1,870,232 accumulation units at $19.522535 per unit                                            36,511,673
  Trust Growth and Income - 1,342,833 accumulation units at $14.608904 per unit                                     19,617,323
  Trust Money Market - 2,987,132 accumulation units at $11.425133 per unit                                          34,128,376
  Trust Stock Index - 5,436,980 accumulation units at $15.773906 per unit                                           85,762,417
  Fund Growth and Income - 8,947,108 accumulation units at $21.306277 per unit                                     190,629,558
  Fund Global Equity - 172,206 accumulation units at $14.517502 per unit                                             2,499,995
                                                                                                                --------------


   TOTAL CONTRACT OWNERS' EQUITY                                                                                   410,402,049
                                                                                                                --------------


   TOTAL LIABILITIES AND CONTRACT OWNERS' EQUITY                                                                $  410,449,000



See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
STATEMENT OF OPERATIONS
For the Year Ended December 31, 1995



          VAN KAMPEN MERRITT
LORD ABBETT

                  SERIES TRUST
      SERIES FUND, INC.



                                QUALITY        HIGH       GROWTH &      MONEY        STOCK       GROWTH &     GLOBAL
                                INCOME        YIELD        INCOME      MARKET        INDEX        INCOME      EQUITY
                              -----------  ------------  ----------  -----------  -----------  ------------  --------

INVESTMENT INCOME:
 INCOME:
    Dividends                 $ 2,492,472  $ 2,739,550   $1,564,298  $ 3,041,467  $ 3,700,759  $ 14,542,511  $187,705
                              -----------  ------------  ----------  -----------  -----------  ------------  --------
      Total Income              2,492,472    2,739,550    1,564,298    3,041,467    3,700,759    14,542,511   187,705


 EXPENSES:
    Mortality and Expense
       Risk Fee                   486,430      363,864      172,191      646,185      737,442     1,822,160    34,676
    Administrative Fee             58,371       43,664       20,663       77,542       88,493       218,659     4,161
      Total Expenses              544,801      407,528      192,854      723,727      825,935     2,040,819    38,837



Net Investment Income           1,947,671    2,332,022    1,371,444    2,317,740    2,874,824    12,501,692   148,868


Net Realized Gain/(Loss)
  on Investments                   16,010     (117,175)      45,687          _ _    2,588,787       382,600    62,728


Net Change in Unrealized
  Gain on Investments           3,599,953    1,785,959    2,247,668      109,903   11,838,391    22,183,647     5,346


Net Realized and Unrealized
  Gain on Investments           3,615,963    1,668,784    2,293,355      109,903   14,427,178    22,566,247    68,074


Net Increase in Contract
  Owners' Equity Resulting
  From Operations             $5,563,6343  $4,000,8066   $3,664,799  $2,427,6433  $17,302,002  $35,067,9399  $216,942
                              ===========  ============  ==========  ===========  ===========  ============  ========


                                 TOTAL
                              ------------

INVESTMENT INCOME:
 INCOME:
    Dividends                 $ 28,268,762
                              ------------
      Total Income              28,268,762


 EXPENSES:
    Mortality and Expense
       Risk Fee                  4,262,948
    Administrative Fee             511,553
      Total Expenses             4,774,501



Net Investment Income           23,494,261


Net Realized Gain/(Loss)
  on Investments                 2,978,637


Net Change in Unrealized
  Gain on Investments           41,770,867


Net Realized and Unrealized
  Gain on Investments           44,749,504


Net Increase in Contract
  Owners' Equity Resulting
  From Operations             $68,243,7655
                              ============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY
For the Year Ended December 31, 1995

               VAN KAMPEN MERRITT
              LORD ABBETT

                         SERIES TRUST
                      SERIES FUND, INC.

________________________________________________________
___________________


                                     QUALITY         HIGH        GROWTH &        MONEY         STOCK        GROWTH &
                                     INCOME         YIELD         INCOME        MARKET         INDEX         INCOME
                                  -------------  ------------  ------------  -------------  ------------  -------------
FROM OPERATIONS:
  Net Investment Income           $  1,947,671   $ 2,332,022   $ 1,371,444   $  2,317,740   $ 2,874,824   $ 12,501,692
  Net Realized Gain/(Loss)
    on Investments                      16,010      (117,175)       45,687            _ _     2,588,787        382,600
  Net Unrealized Gain
    on Investments                   3,599,953     1,785,959     2,247,668        109,903    11,838,391     22,183,647

NET INCREASE IN CONTRACT
  Owners' Equity
    Resulting from
     Operations                      5,563,634     4,000,806     3,664,799      2,427,643    17,302,002     35,067,939

From Account Unit Transactions:

 Redemptions by Cova
  Financial Services Life
  Insurance Company                        _ _           _ _           _ _            _ _           _ _            _ _
 Proceeds from Units of
  the Account Sold                   2,609,198     3,648,081     2,179,253     27,608,801     2,384,152     29,457,859
 Payments for Units of the
  Account Redeemed                  (5,173,896)   (2,111,627)     (717,441)    (4,508,332)   (4,199,482)   (18,058,651)
Account Transfers                    4,321,271    11,321,086     3,550,031    (67,277,501)   33,469,082     29,746,158

Net Increase/(Decrease) in
  Contract Owners' Equity
    From Account Unit
      Transactions                   1,756,573    12,857,540     5,011,843    (44,177,032)   31,653,752     41,145,366

Net Increase/(Decrease) in
  Contract Owners' Equity            7,320,207    16,858,346     8,676,642    (41,749,389)   48,955,754     76,213,305

Contract Owners' Equity:
  Beginning of Period               33,932,500    19,653,327    10,940,681     75,877,765    36,806,663    114,416,253
  End of Period                   $41,252,7077   $36,511,673   $19,617,323   $ 34,128,376   $85,762,417   $190,629,558
                                  =============  ============  ============  =============  ============  =============



                                     GLOBAL
                                     EQUITY         TOTAL
                                  ------------  -------------
FROM OPERATIONS:
  Net Investment Income           $   148,868   $ 23,494,261
  Net Realized Gain/(Loss)
    on Investments                     62,728      2,978,637
  Net Unrealized Gain
    on Investments                      5,346     41,770,867

NET INCREASE IN CONTRACT
  Owners' Equity
    Resulting from
     Operations                       216,942     68,243,765

From Account Unit Transactions:

 Redemptions by Cova
  Financial Services Life
  Insurance Company                  (131,875)      (131,875)
 Proceeds from Units of
  the Account Sold                    686,017     68,573,361
 Payments for Units of the
  Account Redeemed                 (1,244,057)   (36,013,486)
Account Transfers                    (135,353)    14,994,774

Net Increase/(Decrease) in
  Contract Owners' Equity
    From Account Unit
      Transactions                   (825,268)    47,422,774

Net Increase/(Decrease) in
  Contract Owners' Equity            (608,326)   115,666,539

Contract Owners' Equity:
  Beginning of Period               3,108,321    294,735,510
  End of Period                   $ 2,499,995   $410,402,049
                                  ============  =============



See accompanying notes to financial statements.


VARIABLE ANNUITY ACCOUNT ONE
STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY
For the Year Ended December 31, 1994


                     VAN KAMPEN MERRITT
              LORD ABBETT

                            SERIES TRUST
                     SERIES FUND, INC.



                                  TOTAL



                                                              $12,184,894

                                                              (2,376,747)

                                                             (12,420,870)




                                                              (2,612,723)





                                                                (165,388)

                                                               51,347,975

                                                             (17,333,821)
                                                                3,525,880




                                                               37,374,646



                                                               34,761,923



                                                              259,973,587
                                                             $294,735,510

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
FINANCIAL HIGHLIGHTS
Financial Highlights for each accumulation unit outstanding throughout the period per sub-account are presented below:


VAN KAMPEN MERRITT SERIES TRUST - QUALITY INCOME PORTFOLIO

                                                                      For the Year    For the Year    For the Year
                                                                         Ended           Ended           Ended
                                                                        12/31/95        12/31/94        12/31/93
                                                                     --------------  --------------  --------------
Accumulation Unit Value,
  Beginning of Period                                                $       13.17   $       13.97   $       12.75

  Net Investment Income                                                        .72             .60            1.00

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                                                            1.44           (1.40)            .22


 Total from Investment Operations Operations1.38(.80)1.22.73.140 O            2.16            (.80)           1.22
-------------------------------------------------------------------

 Accumulation Unit Value,
  End of Period                                                      $       15.33   $       13.17   $       13.97
                                                                     ==============  ==============  ==============


Total Return*                                                                16.41%           5.70%           9.50%


Contract Owners Equity ,
  End of  Period (in thousands)                                      $      41,253   $      33,933   $      51,111

Ratio of Expenses to Average
  Contract Owners' Equity                                                     1.40%           1.40%           1.40%


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                                                            4.99%           4.48%           8.30%


Number of Units Outstanding
  at End of Period                                                       2,690,633       2,576,412       3,659,656


                                                                      For the Year    For the Year
                                                                         Ended           Ended
                                                                        12/31/92        12/31/91
                                                                     --------------  --------------
Accumulation Unit Value,
  Beginning of Period                                                $       12.02   $       10.62

  Net Investment Income                                                        .64             .67

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                                                             .09             .73


 Total from Investment Operations Operations1.38(.80)1.22.73.140 O             .73            1.40
-------------------------------------------------------------------

 Accumulation Unit Value,
  End of Period                                                      $       12.75   $       12.02
                                                                     ==============  ==============


Total Return*                                                                 6.10%          13.20%


Contract Owners Equity ,
  End of  Period (in thousands)                                      $      24,124   $       6,779

Ratio of Expenses to Average
  Contract Owners' Equity                                                     1.40%           1.40%


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                                                            5.45%           6.09%


Number of Units Outstanding
  at End of Period                                                       1,891,499         563,960

* Investment returns do not reflect any annual contract maintenance fees or withdrawal charges.


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
FINANCIAL HIGHLIGHTS
Financial Highlights for each accumulation unit outstanding throughout the period per sub-account are presented below:


VAN KAMPEN MERRITT SERIES TRUST - HIGH YIELD PORTFOLIO

                                    For the Year    For the Year    For the Year    For the Year    For the Year
                                       Ended           Ended           Ended           Ended           Ended
                                      12/31/95        12/31/94        12/31/93        12/31/92        12/31/91

Accumulation Unit Value,
  Beginning of Period              $       16.98   $       18.02   $       14.99   $       12.75   $       10.06
                                   --------------  --------------  --------------  --------------  --------------

  Net Investment Income                     1.44            1.38            1.80            2.26            1.14

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                          1.10           (2.42)           1.23            (.02)           1.55


Total from Investment Operations            2.54           (1.04)           3.03            2.24            2.69

Accumulation Unit Value,
  End of Period                    $       19.52   $       16.98   $       18.02   $       14.99   $       12.75
                                   ==============  ==============  ==============  ==============  ==============


Total Return*                              14.99%         (5.79)%          20.21%          17.53%          26.73%


Contract Owners Equity ,
  End of  Period (in thousands)    $      36,512   $      19,653   $      18,846   $       5,416   $       3,803


Ratio of Expenses to Average
  Contract Owners' Equity                   1.40%           1.40%           1.40%           1.40%           1.40%


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                          7.98%           7.92%          13.05%          16.04%           9.83%


Number of Units Outstanding
  at End of Period                     1,870,232       1,157,642       1,045,815         361,296         298,202

* Investment returns do not reflect any annual contract maintenance fees or withdrawal charges.

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
FINANCIAL HIGHLIGHTS
Financial Highlights for each accumulation unit outstanding throughout the period per sub-account are presented below:


VAN KAMPEN MERRITT SERIES TRUST - GROWTH & INCOME PORTFOLIO

                                                                                        For the Period From
                                    For the Year    For the Year    For the Year              5/1/92
                                       Ended           Ended           Ended       (Commencement of Operations)
                                      12/31/95        12/31/94        12/31/93           Through 12/31/92
Accumulation Unit Value,
  Beginning of Period              $       11.20   $       11.92   $       10.47   $                       10.00
                                   --------------  --------------  --------------  -----------------------------

  Net Investment Income                     1.02             .19             .54                             .19

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                          2.39            (.91)            .91                             .28


Total from Investment Operations            3.41            (.72)           1.45                             .47

Accumulation Unit Value,
  End of Period                    $       14.61   $       11.20   $       11.92   $                       10.47
                                   ==============  ==============  ==============  =============================


Total Return**                             30.49%         (6.07)%          13.84%                         7.09%*


Contract Owners Equity ,
  End of  Period (in thousands)    $      19,617   $      10,941   $       6,528   $                       2,627


Ratio of Expenses to Average
  Contract Owners' Equity                   1.40%           1.40%           1.40%                         1.40%*


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                          9.92%           2.05%           7.54%                         3.82%*


Number of Units Outstanding
  at End of Period                     1,342,833         977,209         574,643                         250,919

*    Annualized
**   Investment returns do not reflect any annual contract maintenance fees or withdrawal charges.

                               See accompanying notes to financial statements.

                                             COVA VARIABLE ANNUITY ACCOUNT ONE
                                                          FINANCIAL HIGHLIGHTS
    Financial Highlights for each accumulation unit outstanding throughout the period
                                          per sub-account are presented below:


VAN KAMPEN MERRITT SERIES TRUST - MONEY MARKET PORTFOLIO

                                    For the Year Months    For the Year    For the Year    For the Year
                                           Ended              Ended           Ended           Ended
                                         12/31/95            12/31/94        12/31/93        12/31/92

Accumulation Unit Value,
  Beginning of Period              $              10.90   $       10.61   $       10.46   $       10.21
                                   ---------------------  --------------  --------------  --------------

  Net Investment Income                             .50             .30             .19             .25

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                                  .03            (.01)           (.04)             --


Total from Investment Operations                    .53             .29             .15             .25

Accumulation Unit Value,
  End of Period                    $              11.43   $       10.90   $       10.61   $       10.46
                                   =====================  ==============  ==============  ==============


Total Return**                                     4.85%           2.70%           1.45%           2.44%


Contract Owners Equity ,
  End of  Period (in thousands)    $             34,128   $      75,878   $       6,552   $       4,031


Ratio of Expenses to Average
  Contract Owners' Equity                          1.40%           1.40%           1.40%           1.40%


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                                 4.48%           2.90%           1.78%           2.46%


Number of Units Outstanding
  at End of Period                            2,987,132       6,963,421         617,575         385,448


                                         For the Period
                                          From 11/1/91
                                   Through 12/31/91 12/31/91

Accumulation Unit Value,
  Beginning of Period              $                    10.00
                                   --------------------------

  Net Investment Income                                   .21

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                                         --


Total from Investment Operations                          .21

Accumulation Unit Value,
  End of Period                    $                    10.21
                                   ==========================


Total Return**                                         4.19%*


Contract Owners Equity ,
  End of  Period (in thousands)    $                    5,386


Ratio of Expenses to Average
  Contract Owners' Equity                              1.40%*


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                                     4.04%*


Number of Units Outstanding
  at End of Period                                    527,571

*    Annualized
** Investment returns do not reflect any annual contract maintenance fees or withdrawal charges.

                               See accompanying notes to financial statements.

                                             COVA VARIABLE ANNUITY ACCOUNT ONE
                                                          FINANCIAL HIGHLIGHTS
    Financial Highlights for each accumulation unit outstanding throughout the period
                                          per sub-account are presented below:


VAN KAMPEN MERRITT SERIES TRUST - STOCK INDEX PORTFOLIO


                                    For the Year Months    For the Year    For the Year    For the Year     For the Period
                                           Ended              Ended           Ended           Ended          From 11/1/91
                                         12/31/95            12/31/94        12/31/93        12/31/92      Through 12/31/91

Accumulation Unit Value,
  Beginning of Period              $              11.68   $       11.87   $       11.05   $       10.55   $           10.00
                                   ---------------------  --------------  --------------  --------------  ------------------

  Net Investment Income                             .51             .37             .22             .52                (.02)

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                                 3.58            (.56)            .60            (.02)                .57



Total from Investment Operations                   4.09            (.19)            .82             .50                 .55

Accumulation Unit Value,
  End of Period                    $              15.77   $       11.68   $       11.87   $       11.05   $           10.55
                                   =====================  ==============  ==============  ==============  ==================



Total Return**                                    35.06%         (1.58)%           7.35%           4.75%            38.03%*


Contract Owners Equity ,
  End of Period (in thousands)     $             85,762   $      36,807   $      91,269   $      34,979   $           6,753


Ratio of Expenses to Average
  Contract Owners' Equity                          1.40%           1.40%           1.40%           1.40%             1.40%*


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                                 4.85%           2.10%           2.99%          10.02%           (1.40)%*


Number of Units Outstanding
  at End of Period                            5,436,980       3,151,443       7,691,151       3,164,251             639,923

*   Annualized
** Investment returns do not reflect any annual contract maintenance fees or withdrawal charges.

                               See accompanying notes to financial statements.

                                             COVA VARIABLE ANNUITY ACCOUNT ONE
                                                          FINANCIAL HIGHLIGHTS
    Financial Highlights for each accumulation unit outstanding throughout the period
                                          per sub-account are presented below:


LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO

                                    For theYear    For the Year    For the Year    For the Year    For the Year
                                       Ended          Ended           Ended           Ended           Ended
                                     12/31/95        12/31/94        12/31/93        12/31/92        12/31/91

Accumulation Unit Value,
  Beginning of Period              $      16.64   $       16.42   $       14.50   $       12.73   $       10.15
                                   -------------  --------------  --------------  --------------  --------------

  Net Investment Income                    1.37             .76             .88            1.06             .85

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                         3.30            (.54)           1.04             .71            1.73


Total from Investment Operations           4.67             .22            1.92            1.77            2.58
                                   -------------  --------------  --------------  --------------  --------------

Accumulation Unit Value,
---------------------------------
  End of Period                    $      21.31   $       16.64   $       16.42   $       14.50   $       12.73
---------------------------------  =============  ==============  ==============  ==============  ==============


Total Return*                             28.03%           1.32%          13.24%          13.98%          25.42%
---------------------------------  -------------  --------------  --------------  --------------  --------------


Contract Owners Equity ,
---------------------------------
  End of  Period (in thousands)    $    190,630   $     114,416   $      82,033   $      37,146   $      18,154
---------------------------------  -------------  --------------  --------------  --------------  --------------


Ratio of Expenses to Average
---------------------------------
  Contract Owners' Equity                  1.40%           1.40%           1.40%           1.40%           1.40%
---------------------------------  -------------  --------------  --------------  --------------  --------------


Ratio of Net Investment Income
---------------------------------
  to Average Contract
---------------------------------
    Owners' Equity                         8.57%           5.40%           8.12%          10.59%           9.05%
---------------------------------  -------------  --------------  --------------  --------------  --------------


Number of Units Outstanding
---------------------------------
  at End of Period                    8,947,108       6,875,139       4,994,582       2,560,999       1,426,577
---------------------------------  -------------  --------------  --------------  --------------  --------------

* Investment returns do not reflect any annual contract maintenance fees or withdrawal charges.


                               See accompanying notes to financial statements.

                                             COVA VARIABLE ANNUITY ACCOUNT ONE
                                                          FINANCIAL HIGHLIGHTS
    Financial Highlights for each accumulation unit outstanding throughout the period
                                          per sub-account are presented below:


LORD ABBETT SERIES FUND, INC. - GLOBAL EQUITY PORTFOLIO

                                    For the Year Months    For the Year    For the Year    For the Year    For the Year
                                   ---------------------  --------------  --------------  --------------  --------------
                                           Ended              Ended           Ended           Ended           Ended
                                   ---------------------  --------------  --------------  --------------  --------------
                                         12/31/95            12/31/94        12/31/93        12/31/92        12/31/91
                                   ---------------------  --------------  --------------  --------------  --------------


Accumulation Unit Value,
---------------------------------
  Beginning of Period              $              13.33   $       13.29   $       10.64   $       10.97   $        9.79
---------------------------------  ---------------------  --------------  --------------  --------------  --------------

  Net Investment Income                             .91            1.45             .24             .18             .14

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                                  .28           (1.41)           2.41            (.51)           1.04


Total from Investment Operations                   1.19             .04            2.65            (.33)           1.18
                                   ---------------------  --------------  --------------  --------------  --------------

Accumulation Unit Value,
---------------------------------
  End of Period                    $              14.52   $       13.33   $       13.29   $       10.64   $       10.97
---------------------------------  =====================  ==============  ==============  ==============  ==============


Total Return*                                      8.91%            .27%          24.91%         (2.98)%          12.02%
---------------------------------  ---------------------  --------------  --------------  --------------  --------------


Contract Owners Equity ,
---------------------------------
  End of  Period (in thousands)    $              2,500   $       3,108   $       3,635   $       3,249   $       4,292
---------------------------------  ---------------------  --------------  --------------  --------------  --------------


Ratio of Expenses to Average
---------------------------------
  Contract Owners' Equity                          1.40%           1.40%           1.40%           1.40%           1.40%
---------------------------------  ---------------------  --------------  --------------  --------------  --------------


Ratio of Net Investment Income
---------------------------------
  to Average Contract
---------------------------------
    Owners' Equity                                 5.36%           9.78%           1.88%           1.38%           2.19%
---------------------------------  ---------------------  --------------  --------------  --------------  --------------


Number of Units Outstanding
---------------------------------
  at End of Period                              172,206         233,186         273,399         305,314         391,234
---------------------------------  ---------------------  --------------  --------------  --------------  --------------

* Investment returns do not reflect any annual contract maintenance fees or withdrawal charges.


                               See accompanying notes to financial statements.


                                             COVA VARIABLE ANNUITY ACCOUNT ONE
                                                 NOTES TO FINANCIAL STATEMENTS

                                For the years ended December 31, 1995 and 1994

                                                             1.  ORGANIZATION:

Cova  Variable  Annuity  Account One, (formerly Xerox Variable Annuity Account
One) (the "Separate Account") is a separate investment account established by a resolution of the Board of Directors of Cova Financial Services Life Insurance Company ("Cova Life") formerly known as Xerox Financial Services Life Insurance Company (Xerox Life). On June 1, 1995, a subsidiary of General American Life Insurance Company (GALIC) purchased Xerox Life under the terms of a stock purchase agreement. After closing of the sale transaction, Xerox Life and the Separate Account were renamed. Operations of the separate account were not affected by this transaction. The Separate Account operates as a Unit Investment Trust under the Investment Company Act of 1940.

The Separate Account is divided into sub-accounts, with the assets of each sub-account invested in either the Van Kampen Merritt Series Trust ("Trust") or the Lord Abbett Series Fund, Inc. ("Fund"). The Trust is managed by Van Kampen American Capital Investment Advisory Corp. During 1995 and prior, the Trust consisted of five portfolios available for investment; the Quality Income, High Yield, Growth & Income, Money Market, and Stock Index Portfolios.
 The Fund had two portfolios available for investment during and prior to 1995; the Growth and Income Global Equity Portfolios. Not all portfolios of the Trust and Fund are available for investment depending upon the nature and specific terms of the different contracts currently being offered for sale. Both the Trust and Fund are diversified, open-end, management investment companies which are intended to meet differing investment objectives.

The Trust Quality Income Portfolio invests in U.S. Government issued debt obligations and in various investment-grade debt instruments, including mortgage pass-through obligations and collateralized mortgage obligations. The Trust High Yield Portfolio invests in medium and lower-grade debt securities and futures and options contracts. The Trust Growth and Income Portfolio invests in common stocks and futures and options contracts. The Trust Money Market Portfolio invests in short-term money market instruments. The Trust Stock Index Portfolio invests in common stocks, stock index futures and options, and short-term securities. The Fund Growth and Income Portfolio invests in common stocks. The Fund Global Equity Portfolio invests in both domestic and foreign common stocks and forward currency contracts.

In order to satisfy diversification requirements and provide for optimum policyholder returns, Cova Life has made periodic contributions to the Trust and Fund to provide for the initial purchases of investments. In return, Cova Life has been credited with accumulation units of the Separate Account. As additional funds were received through policyholder deposits, Cova Life has, at its discretion and without adversely impacting the investment operations of the Trust and Fund, removed its capital investment in the Separate Account by liquidating all of its remaining accumulation units at December 31, 1995.

2.  SIGNIFICANT ACCOUNTING POLICIES:

A.  INVESTMENT VALUATION

Investments in shares of the Trust and Fund are carried in the statement of assets and liabilities at the underlying net asset value of the Trust and
Fund.    The  net asset value of the Trust and Fund has been determined on the market value basis and is valued daily by the Trust and Fund investment managers. Realized gains and losses are calculated by the average cost method.

B.  REINVESTMENT OF DIVIDENDS

Dividends received from net investment income and net realized capital gains are reinvested in additional shares of the portfolio of the Trust or Fund making the distribution or, at the election of the Separate Account, received in cash. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

COVA VARIABLE ANNUITY ACCOUNT ONE
NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 1995 and 1994

C.  FEDERAL INCOME TAXES

Operations of the Separate Account form a part of Cova Life, which is taxed as a "Life Insurance Company" under the Internal Revenue Code ("Code"). Under current provisions of the Code, no Federal income taxes are payable by Cova Life with respect to earnings of the Separate Account.

Under the principles set forth in Internal Revenue Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, Cova Life believes that it will be treated as the owner of the assets invested in the Separate Account for Federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in a contract owners' gross income until amounts are withdrawn or received pursuant to an Optional Payment Plan.

3.  CONTRACT CHARGES:

There are no deductions made from purchase payments for sales charges at the time of purchase. However, if all or a portion of the contract value is withdrawn, a withdrawal charge is calculated and deducted from the contract value. The withdrawal charge is imposed on withdrawals of contract values attributable to purchase payments within five years after receipt and is equal to 5% of the purchase payment withdrawn. After the first contract anniversary, provided that the contract value prior to withdrawal exceeds $5,000, an owner may make a withdrawal each contract year of up to 10% of the aggregate purchase payments free from withdrawal charges. An annual contract maintenance charge of $30 is imposed on all contracts with contract values less than $50,000 on their policy anniversary. The charge covers the cost of contract administration for the previous year and is prorated between the sub-accounts to which the contract value is allocated.

Mortality and expense risks assumed by Cova Life are compensated by a charge equivalent to an annual rate of 1.25% of the value of net assets. The mortality risks assumed by Cova Life arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant, and to waive the withdrawal charge in the event of the death of the contract owner.

In addition, the Separate Account bears certain administration expenses, which are equivalent to an annual rate of .15% of net assets. These charges cover the cost of establishing and maintaining the contracts and Separate Account.

Cova Life currently advances any premium taxes due at the time purchase payments are made and then deducts premium taxes from the contract value at the time annuity payments begin or upon withdrawal if Cova Life is unable to obtain a refund. Cova Life, however, reserves the right to deduct premium taxes when incurred.

4.  ACCOUNT TRANSFERS:

Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among other offered and available account options of the Separate Account and fixed rate annuities of Cova Life.
 If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of the amount transferred will be deducted from the account value. If the owner is participating in the Dollar Cost Averaging program, such related transfers are not taken into account in determining any transfer fee.







COVA VARIABLE ANNUITY ACCOUNT ONE
NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 1995 and 1994


5.  GAIN/(LOSS) ON INVESTMENTS:

The table below summarizes realized and unrealized gains and losses on investments:


REALIZED GAIN/(LOSS) ON INVESTMENTS:

                                             FOR THE YEAR    FOR THE YEAR
                                                ENDED           ENDED
                                               12/31/95        12/31/94

Trust Quality Income Portfolio:
 Aggregate Proceeds From Sales              $  21,222,667   $  55,910,839
 Aggregate Cost                                21,206,657      58,510,084
   Net Realized Gain/(Loss) on Investments  $      16,010   $  (2,599,245)
                                            ==============  ==============

Trust High Yield Portfolio:
 Aggregate Proceeds From Sales              $   1,956,676   $   9,145,332
 Aggregate Cost                                 2,073,851       9,508,299
   Net Realized Loss on Investments         $    (117,175)  $    (362,967)
                                            ==============  ==============


Trust Growth and Income Portfolio:
 Aggregate Proceeds From Sales              $   1,127,323   $   1,423,903
 Aggregate Cost                                 1,081,636       1,445,563
                                            --------------  --------------
   Net Realized Gain/(Loss) on Investments  $      45,687   $     (21,660)
------------------------------------------  ==============  ==============


Trust Money Market Portfolio:
------------------------------------------
 Aggregate Proceeds From Sales              $  71,027,222   $  60,198,925
------------------------------------------  --------------  --------------
 Aggregate Cost                                71,027,222      60,198,925
------------------------------------------  --------------  --------------
   Net Realized Gain/(Loss) on Investments            _ _              --
------------------------------------------  ==============  ==============


Trust Stock Index Portfolio:
------------------------------------------
 Aggregate Proceeds From Sales              $  19,096,794   $  67,994,793
------------------------------------------  --------------  --------------
 Aggregate Cost                                16,508,007      67,715,975
------------------------------------------  --------------  --------------
   Net Realized Gain on Investments         $   2,588,787   $     278,818
------------------------------------------  ==============  ==============


COVA VARIABLE ANNUITY ACCOUNT ONE
NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 1995 and 1994

5.  GAIN/(LOSS) ON INVESTMENTS, CONTINUED:


REALIZED GAIN/(LOSS) ON INVESTMENTS:

                                                         FOR THE YEAR    FOR THE YEAR
                                                            Ended           Ended
                                                           12/31/95        12/31/94
Fund Growth and Income Portfolio:
 Aggregate Proceeds From Sales                          $   4,042,598   $   3,887,963
 Aggregate Cost                                             3,659,998       3,701,950
   Net Realized Gain on Investments                     $     382,600   $     186,013
                                                        ==============  ==============

Fund Global Equity Portfolio:
 Aggregate Proceeds From Sales                          $     945,473   $     738,271
 Aggregate Cost                                               882,745         595,977
   Net Realized Gain on Investments                     $      62,728   $     142,294
                                                        ==============  ==============

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
------------------------------------------------------

Trust Quality Income Portfolio:
 End of Period                                          $   1,469,268   $  (2,130,685)
 Beginning of Period                                       (2,130,685)       (687,104)
   Net Change in Unrealized Gain/(Loss) on Investments  $   3,599,953   $  (1,443,581)
                                                        ==============  ==============

Trust High Yield Portfolio:
 End of Period                                          $    (461,206)  $  (2,247,165)
 Beginning of Period                                       (2,247,165)        278,327
   Net Change in Unrealized Gain/(Loss) on Investments  $   1,785,959   $  (2,525,492)
                                                        ==============  ==============

Trust Growth and Income Portfolio:
 End of Period                                          $   1,635,750   $    (611,918)
 Beginning of Period                                         (611,918)        168,575
   Net Change in Unrealized Gain/(Loss) on Investments  $   2,247,668   $    (780,493)
                                                        ==============  ==============

Trust Money Market Portfolio:
 End of Period                                                    _ _   $    (109,903)
 Beginning of Period                                         (109,903)        (32,286)
   Net Change in Unrealized Gain/(Loss) on Investments  $     109,903   $     (77,617)
                                                        ==============  ==============

COVA VARIABLE ANNUITY ACCOUNT ONE
NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 1995 and 1994


5.  GAIN/(LOSS) ON INVESTMENTS, CONTINUED:

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:

                                                         FOR THE YEAR    FOR THE YEAR
                                                            ENDED           ENDED
                                                                           12/31/94
                                                                                        12/31/95  12/31/94
Trust Stock Index Portfolio:
 End of Period                                          $  10,976,058   $    (862,333)
 Beginning of Period                                         (862,333)      2,144,041
   Net Change in Unrealized Gain/(Loss) on Investments  $  11,838,391   $  (3,006,374)
                                                        ==============  ==============

Fund Growth and Income Portfolio:
 End of Period                                          $  22,468,625   $     284,978
 Beginning of Period                                          284,978       4,422,497
   Net Change in Unrealized Gain/(Loss) on Investments  $  22,183,647   $  (4,137,519)
                                                        ==============  ==============

Fund Global Equity Portfolio:
 End of Period                                          $     152,343   $     146,997
 Beginning of Period                                          146,997         596,791
   Net Change in Unrealized Gain/(Loss) on Investments  $       5,346   $    (449,794)
                                                        ==============  ==============

                      COVA VARIABLE ANNUITY ACCOUNT ONE
NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 1995 and 1994


6.  ACCOUNT UNIT TRANSACTIONS:

The change in the number of accumulation units resulting from account unit transactions is as follows:

                                                                   VAN KAMPEN
MERRITT                                               LORD ABBETT

SERIES TRUST                                                   SERIES FUND,
INC.
                                  _______________________________________
___________       __________________

__

                            QUALITY       HIGH      GROWTH &      MONEY        STOCK      GROWTH &    GLOBAL
                            INCOME       YIELD       INCOME      MARKET        INDEX       INCOME     EQUITY      TOTAL
                          -----------  ----------  ----------  -----------  -----------  ----------  --------  -----------
Balances at
   December 31, 1993       3,659,656   1,045,815     547,643      617,575    7,691,151   4,994,582   273,399   18,829,821

Redemptions by
   Cova Life                      --          --          --           --           --     (10,000)       --      (10,000)
Units Sold                   254,048     200,146     151,404    2,494,509      272,775     783,757        --    4,156,639
Units Redeemed              (226,584)    (78,180)    (25,238)    (367,835)    (345,996)   (264,803)  (36,859)  (1,345,495)
Units Transferred         (1,110,708)    (10,139)    303,400    4,219,172   (4,466.487)  1,371,603    (3,354)     303,487

Balances at
   December 31, 1994       2,576,412   1,157,642     977,209    6,963,421    3,151,443   6,875,139   233,186   21,934,452

Redemptions by Cova Life          --          --          --           --           --          --   (10,000)     (10,000)
Units Sold                   181,275     195,356     162,687    2,450,650      163,890   1,505,688    50,282    4,709,828
Units Redeemed              (362,174)   (114,779)    (55,487)    (405,521)    (300,704)   (940,462)  (91,135)  (2,270,262)
Units Transferred            295,120     632,013     258,424   (6,021,418)   2,422,351   1,506,743   (10,127)    (916,894)

Balance at
   December 31, 1995       2,690,633   1,870,232   1,342,833    2,987,132    5,436,980   8,947,108   172,206   23,447,124


7.  SUBSEQUENT EVENTS:

On February 9, 1996, the Board of Trustees of Van Kampen Merritt Series Trust voted to change the name of the Trust to Cova Series Trust, replace Van Kampen American Capital Investment Advisory Corp. with Cova Investment Advisory Corp. as Trust manager, and engage Van Kampen American Capital Investment Advisory






COVA FINANCIAL SERVICES
LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Consolidated Financial Statements

December 31, 1995, 1994 and 1993

(With Independent Auditors' Report Thereon)

                         INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholder
Cova Financial Services Life Insurance Company:


We have audited the accompanying consolidated balance sheet of Cova Financial Services Life Insurance Company and subsidiary (a wholly owned subsidiary of Cova Corporation) as of December 31, 1995 (Successor or the Company) and the consolidated balance sheet of Xerox Financial Services Life Insurance Company and subsidiary as of December 31, 1994 (Predecessor), and the related consolidated statements of income, shareholders' equity and cash flows for the periods from June 1, 1995 to December 31, 1995 (Successor period), and from January 1, 1995 to May 31, 1995, and for the years ended December 31, 1994 and 1993 (Predecessor periods). These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Successor consolidated financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Services Life Insurance Company and subsidiary as of December 31, 1995, and the results of their operations and their cash flows for the Successor period, in conformity with generally accepted accounting principles.
 Also, in our opinion, the aforementioned Predecessor consolidated financial statements present fairly, in all material respects, the financial position of Xerox Financial Services Life Insurance Company and subsidiary as of December 31, 1994, and the results of their operations and their cash flows for the Predecessor periods, in conformity with generally accepted accounting principles.

As discussed in note 3 to the consolidated financial statements, the Company changed its method of accounting for investments to adopt the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities," at January 1, 1994.


St. Louis, Missouri
April 15, 1996

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Consolidated Balance Sheets

December 31, 1995 and 1994
(In thousands of dollars)

                                                              THE COMPANY    PREDECESSOR
                 ASSETS                                           1995           1994



Investments:
  Debt securities available for sale at market
(cost of $583,868 in 1995 and $2,163,588 in 1994)            $  594,556  $          1,901,642
  Equity securities at market (cost: $10,650 in 1994)                --                 8,754
  Mortgage loans                                                 77,472                 6,825
  Real Estate                                                        --                26,735
  Policy loans                                                   19,125                17,691
  Other invested assets                                              --                 7,597
  Short-term investments at cost which approximates market        7,859                93,118

Total investments                                               699,012   2,062,362 3,566,750

Cash and cash equivalents - interest bearing                     59,312             1,133,999
Cash - non-interest bearing                                       2,944                 2,328
Receivable from sale of securities                                   --                25,829
Accrued investment income                                         9,116                33,222
Due from affiliates                                                  --                12,938
Deferred policy acquisition costs                                 8,708               213,362
Present value of future profits                                  43,914                    --
Goodwill                                                         23,358                    --
Guaranty assessments recoverable                                     --                12,192
Federal and state income taxes recoverable                        1,397                33,851
Deferred tax benefits (net)                                      13,556                56,135
Receivable from OakRe                                         2,391,982                    --
Reinsurance receivables                                           8,891                 1,457
Other assets                                                      2,426                 2,080
Separate account assets                                         410,449               294,803

Total Assets                                                 $3,675,065  $          3,884,558

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Consolidated Balance Sheets (continued)

December 31, 1995 and 1994
(In thousands of dollars)

                                                                THE COMPANY
PREDECESSOR
LIABILITIES AND SHAREHOLDERS' EQUITY                                1995          1994

Policyholder deposits                                          $3,033,763   $3,401,053
Future policy benefits                                             28,071       25,544
Payable on purchase of securities                                   5,327       46,285
Current Federal income tax payable                                  1,000           --
Accounts payable and other liabilities                             20,143       17,985
Future purchase price payable to OakRe                             23,967           --
Accrued liability for unrealized losses on off-balance-sheet
  derivative instruments                                               --       18,398
Guaranty assessments                                               14,259        2,046
Separate account liabilities                                      410,449      294,636

Total Liabilities                                               3,536,979   $3,805,947

Shareholders' equity:
  Common stock, $2 par value.  (Authorized 5,000,000 shares;
  issued and outstanding 2,899,446 shares in 1995 and 1994)         5,799        5,799
  Additional paid-in capital                                      129,586      136,534
  Retained earnings                                                   (63)       1,506
  Net unrealized appreciation/(depreciation) on securities,
    net of tax                                                      2,764      (65,228)

Total Shareholders' Equity                                        138,086       78,611

Total Liabilities and Shareholders' Equity                     $3,675,065   $3,884,558


                  See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (a wholly owned subsidiary of Cova Corporation)

                                             Consolidated Statements of Income

                                 Years ended December 31, 1995, 1994, and 1993
                                                     (In thousands of dollars)

                                                          THE COMPANY                PREDECESSOR
                                                                          7 MONTHS      5 MONTHS
                                                                              ENDED        ENDED
                                                      12/31/95     5/31/95       1994       1993

Revenues:
  Premiums (net of $106 premium ceded for the
    Company in 1995, and $57,$231,$207 for the      $   921   $   1,097   $    2,787   $  4,002
      Predecessor in 1995, 1994 and 1993)
  Net investment income                              24,188      92,486      277,616    335,583
  Net realized gain (loss) on sale of investments     1,324     (12,414)    (101,361)    17,699
  Other income                                        3,682       2,855        6,705      3,604

Total revenues                                       30,115      84,024      185,747    360,888

Benefits and expenses:
  Interest on policyholder deposits                  17,706      97,867      249,905    265,674
  Current and future policy benefits (net of
    reinsurance recoveries for the Company of $8
      and Predecessor of $4,$888 & $7,480 in
1995, 1994 and 1993)                                  1,785       1,830        5,259      6,054
  Operating and other expenses                        7,126      12,777       24,479     29,414
  Amortization of purchased intangible assets         3,030          --           --         --
  Amortization of deferred acquisition costs            100      11,157      125,357     38,308

Total Benefits and Expenses                          29,747     123,631      405,000    339,450

Income/(loss) before income taxes                       368     (39,607)    (219,253)    21,438
Income Taxes:
  Current                                             1,011     (16,404)     (46,882)    15,639
  Deferred                                             (580)      6,340      (30,118)    (6,137)

Total income tax expense/(benefit)                      431     (10,064)     (77,000)     9,502

Net Income/(Loss)                                      ($63)   ($29,543)  $(142,253))  $ 11,936


                  See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (a wholly owned subsidiary of Cova Corporation)

                                Consolidated Statements of Shareholders Equity

                                  Years ended December 31, 1995, 1994 and 1993
                                                     (In thousands of dollars)

                                                    THE COMPANY                PREDECESSOR
                                                     7 MONTHS        5 MONTHS
                                                       ENDED           ENDED
                                                      12/31/95        5/31/95       1994
   1993

Common stock ($2 par value common stock;
  Authorized 5,000,000 shares; issued and
    outstanding 2,899,446 in 1995 and 1994 and
2,816,090 in 1993, Balance at beg. of period)    $  5,799   $  5,799   $   5,632   $  5,392
  Par value of additional shares issued                --         --         167        240

Balance at end of period                            5,799      5,799       5,799      5,632

Additional paid-in capital:
  Balance at beginning of period                  137,749    136,534     120,763    116,003
Adjustment to reflect purchase acquisition
    indicated in note 2                           (52,163)        --          --         --
  Capital contribution                             44,000      1,215      15,771      4,760

Balance at end of period                          129,586    137,749     136,534    120,763

Retained earnings/(deficit):
  Balance at beginning of period                  (36,441)     1,506     143,759    131,823
Adjustment to reflect purchase acquisition
   indicated in note 2                             36,441         --          --         --
  Net income/(loss)                                   (63)   (29,543)   (142,253)    11,936
 Dividends to shareholder                              --     (8,404)         --         --

Balance at end of period                         $    (63)  $(36,441)  $   1,506   $143,759

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (a wholly owned subsidiary of Cova Corporation)

                               Consolidated Statements of Shareholders' Equity

                                  Years ended December 31, 1995, 1994 and 1993
                                                     (In thousands of dollars)


                                                     THE COMPANY                PREDECESSOR
                                                      7 MONTHS        5 MONTHS
                                                        ENDED           ENDED
                                                       12/31/95        5/31/95       1994       1993

Net unrealized appreciation/(depreciation)of   securities:
 Balance at beginning of period                              $(28,837)  $ (65,228)  $    (321)  $   (277)
 Adjustment to reflect purchase acquisition
    indicated in note 2                                        28,837          --          --         --
 Implementation of change in accounting for
    marketable debt and equity securities, net of
      effects of deferred taxes of $18,375 and
          deferred acquisition costs of $42,955                    --          --      34,125         --
 Change in unrealized appreciation/(depreciation)
    of debt and equity securities                              10,724     178,010    (357,502)       (74)
 Change in deferred Federal income taxes                       (1,489)    (18,458)     53,324         30
 Change in deferred acquisition costs attributable
    to unrealized losses/(gains)                                   --    (123,161)    205,146         --
 Change in present value of future profits
    attributable to unrealized (gains)                         (6,471)         --          --         --
 Balance at end of period                                       2,764     (28,837)    (65,228)      (321)

 Total Shareholders' Equity                                  $138,086   $  78,270   $  78,611   $269,833

                  See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (a wholly owned subsidiary of Cova Corporation)

                                         Consolidated Statements of Cash Flows

                                  Years ended December 31, 1995, 1994 and 1993
                                                     (In thousands of dollars)

                                                     THE COMPANY                  PREDECESSOR
                                                       7 MONTHS        5 MONTHS
                                                         ENDED           ENDED
                                                       12/31/95         5/31/95       1994       1993

Cash flows from operating activities:
  Interest and dividend receipts                         $  18,744   $  131,439   $   309,856   $   343,122
  Premiums received                                            921        1,097         2,787         4,002
  Insurance and annuity benefit payments                    (2,799)      (1,809)       (3,755)       (3,465)
  Operating disbursements                                  (10,480)      (9,689)      (26,023)      (33,103)
  Taxes on income refunded (paid)                               60       48,987        17,032       (15,414)
  Commissions and acquisition costs paid                   (17,456)     (23,872)      (26,454)      (30,982)
  Other                                                        529        1,120           836        (1,585)

Net cash provided/(used in) by operating activities        (10,481)     147,273       274,279       262,575

Cash flows from investing activities:
  Cash used for the purch. of investment secur.           (875,994)    (575,891)   (1,935,353)   (3,685,448)
  Proceeds from invest. secur. sold and matured            253,814    2,885,053     3,040,474     3,675,470
  Other                                                        179       (8,557)       (8,185)       25,687

Net cash provided by/(used in) in investing activities   $(622,003)  $2,300,605   $ 1,096,936   $    15,709

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (a wholly owned subsidiary of Cova Corporation)

                                         Consolidated Statements of Cash Flows

                                  Years ended December 31, 1995, 1994 and 1993
                                                     (In thousands of dollars)


                                                     THE COMPANY                  PREDECESSOR
                                                       7 MONTHS        5 MONTHS
                                                         ENDED           ENDED
                                                       12/31/95         5/31/95       1994       1993

Cash flows from financing activities:
  Policyholder deposits                              $ 132,752   $   130,660   $  274,960   $ 348,392
  Transfers (to)/from OakRe                            628,481    (3,048,531)          --          --
  Transfer to Separate Accounts                        (37,946)       (4,835)     (33,548)   (132,340)
  Return of policyholder deposits                     (436,271)     (290,586)    (608,868)   (446,396)
  Dividends to Shareholder                                  --        (8,404)          --          --
  Capital contributions received                        44,000         1,215       15,938       5,000

Net cash provided by/(used in) financing activities    331,016    (3,220,481)    (351,518)   (225,344)

Increase in cash and cash equivalents                 (301,468)     (772,603)   1,019,697      52,940

Cash and cash equivalents at beginning of period       363,724     1,136,327      116,630      63,690

Cash and cash equivalents at end of period           $  62,256   $   363,724   $1,136,327   $ 116,630


                  See accompanying notes to consolidated financial statements.

                                                                   (Continued)

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (a wholly owned subsidiary of Cova Corporation)

                              Consolidated Statements of Cash Flows, Continued

                                                     (In thousands of dollars)

                                                      THE COMPANY                PREDECESSOR
                                                       7 MONTHS        5 MONTHS
                                                         ENDED           ENDED
                                                        12/31/95        5/31/95       1994       1993

Reconciliation of net income/(loss)to net cash
 provided by operating activities:
   Net income/(loss)                                         ($63)   ($29,543)  $(142,253)  $ 11,936
   Adjustments to reconcile net income/(loss)to net
     cash provided by operating activities:
       Increase/(decrease) in future policy benefits
(net of reinsurance)                                       (1,013)         11       1,494      4,106
       Increase/(decrease) in payables and accrued
           liabilities                                       (392)    (10,645)      3,830     (7,940)
       Decrease/(increase) in accrued investment
           income                                          (7,904)     32,010      21,393      1,443
       Amortization of intangible assets and costs          3,831      11,309     125,722     38,652
       Amortization and accretion of securities
           premiums and discounts                             307       2,410       3,635        (97)
       Recapture commissions paid to OakRe                 (4,777)         --          --         --
       Net realized (gain)/loss on sale of investments     (1,324)     12,414     101,361    (17,699)
                                                                                             (17,699)
       Interest accumulated on policyholder
           deposits                                        17,706      97,867     249,905    265,674
       Investment expenses paid                               642       2,373       7,296      6,924
       Decrease/(Increase)in guaranty assessments            (104)      5,070        (935)    (4,076)
       Increase/(decrease) in current and deferred
           Federal income taxes                               491      38,923     (59,263)    (5,942)
       Separate account net income/(loss)                       1           1           2     (2,256)
       Deferral of costs                                  (14,568)    (13,354)    (30,024)   (29,342)
       Other                                               (3,314)     (1,573)     (7,884)     1,192

Net cash provided by operating activities                $(10,481)  $ 147,273   $ 274,279   $262,575

                  See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (a wholly owned subsidiary of Cova Corporation)

                                    Notes to Consolidated Financial Statements

                                              December 31, 1995, 1994 and 1993

                                      (1)  NATURE OF BUSINESS AND ORGANIZATION

                                                        NATURE OF THE BUSINESS

  Cova Financial Services Life Insurance Company and subsidiary (the Company), formerly Xerox Financial Services Life Insurance Company (the Predecessor),
    market and service single premium deferred annuities, immediate annuities, variable annuities, and single premium whole-life insurance policies. The
Company is licensed to do business in 45 states and the District of Columbia.
    Most of the policies issued present no significant mortality nor longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

 Under the deferred annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to ten years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates.  Policyholders also may incur certain Federal income tax penalties on withdrawals.

      Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms and banks, approximately 59%, 57% and 58% of the companies sales have been through two specific brokerage firms, A.G. Edwards & Sons, Incorporated. and Edward D.
                         Jones & Company in 1995, 1994 and 1993, respectively.

                                                                  ORGANIZATION

     Prior to June 1, 1995 Xerox Financial Services, Inc. (XFSI) owned 100% or 2,899,446 shares of the Predecessor. XFSI is a wholly owned subsidiary of
                                                            Xerox Corporation.

    On June 1, 1995 XFSI sold 100% of the issued and outstanding shares of the
        Predecessor to Cova Corporation, a subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company, in exchange for approximately $91.4 million in cash and $27.8 million in future payables. In conjunction with this Agreement, the Predecessor also entered into a financing reinsurance transaction that caused OakRe Life Insurance Company(OakRe),a subsidiary of the Predecessor, to assume the existing single premium deferred annuity deposits (SPDAs) of Cova Financial Services Life Insurance Company, which had an aggregate carrying value at June 1, 1995 of
      $2,982.0 million. In exchange, the Predecessor transferred specifically identified assets to OakRe with a market value at June 1, 1995 of $2,986.0 million. Ownership of OakRe is retained by XFSI subsequent to the sale of the
   Predecessor and other affiliates.  The Receivable from OakRe to the Company
                                                                   (Continued)
                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (a wholly owned subsidiary of Cova Corporation)

                                    Notes to Consolidated Financial Statements

    that was created by this transaction will be liquidated over the remaining crediting rate guaranty periods (which will be substantially expired in five years) by the transfer of cash in the amount of the then current account value, less a recapture commission fee to OakRe on policies retained beyond their 30-day no-fee surrender window by the Company, upon the next crediting rate reset date of each annuity policy. The Company may then reinvest that cash for those policies that are retained and assume the benefits and risks of those deposits thereafter.

  In the event that both OakRe and XFSI default on the receivable, the Company may draw funds from a standby bank irrevocable letter of credit established by
    XFSI in the amount of $500 million.  No funds were drawn on this letter of credit during the period ending December 31, 1995.

 In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing and administrative capabilities of the Company, and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.  Accordingly, the future gross profits, as defined in note 3, of the Company on existing business will consist of the gross profits on separate accounts, single premium deferred annuities not reinsured to OakRe, single premium whole life policies, and single premium immediate annuities, commencing at the date of closing; plus the gross profits from SPDA deposits retained, commencing upon the expiration of their current guaranteed crediting rate.

                                                     (2)  CHANGE IN ACCOUNTING

    Upon closing of the sale, the Company restated its financial statements in accordance with "push down purchase accounting", which allocates the net purchase price for the Company and its subsidiary of $91.4 million according to the fair values of the acquired assets and liabilities, including the estimated present value of future profits. These allocated values were dependent upon policies in force and market conditions at the time of closing.
                                       These allocations are summarized below:













                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (a wholly owned subsidiary of Cova Corporation)

                                    Notes to Consolidated Financial Statements


(In Millions)

                                                  June 1, 1995
Assets acquired:
  Debt securities                  $        32.4
  Policy loans                              18.3
  Cash and cash equivalents                363.7
  Present value of future profits           46.7
  Goodwill                                  24.1
  Deferred tax benefit                      26.8
  Receivable from OakRe                  2,969.0
  Other assets                               5.9
  Separate account assets                  332.7
                                   -------------
                                         3,819.6
Liabilities assumed:
  Policyholder deposits                  3,299.2
  Future policy benefits                    27.2
  Future purchase price payable             27.8
  Deferred Federal income taxes             12.3
  Other liabilities                         29.0
  Separate account liabilities             332.7
                                         3,728.2
                                   -------------
Adjusted purchase price            $        91.4
                                   =============


In addition to revaluing all material tangible assets and liabilities to their respective estimated market values as of the closing date of the sale, the Company also recorded in its financial statements the excess of cost over fair value of net assets acquired (goodwill) as well as the present value of future profits to be derived from the purchased and reinsured business. These amounts were determined in accordance with the purchase method of accounting. This new basis of accounting resulted in an increase in shareholders equity of $13.1 million in 1995 reflecting the application of push down purchase accounting. The Companys consolidated financial statements subsequent to June 1, 1995 reflect this new basis of accounting.

All amounts for periods ended before June 1, 1995 are labeled Predecessor and are based on historical costs. The periods ending on or after such date are labeled The Company, and are based on fair values at June 1, 1995 and subsequent costs.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

(3)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     SECURITIES

Effective January 1, 1994 the Predecessor adopted Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities" (SFAS #115). SFAS #115 requires that investments in all debt securities and those equity securities with readily determinable market values be classified into one of three categories: held-to-maturity, trading, or available-for-sale. Classification of investments is based on management's current intent. All debt and equity securities at December 31, 1995 and 1994 were classified as available-for-sale. Securities available-for-sale are carried at market value, with unrealized holding gains and losses reported as a separate component of stockholders equity, net of deferred effects of income tax and related effects on deferred acquisition costs.

Amortization of the discount or premium from the purchase of mortgage-backed bonds is recognized using a level-yield method which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments previously anticipated and the actual prepayments received and currently anticipated. When such a difference occurs, the net investment in the mortgage-backed bond is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the bond, with a corresponding charge or credit to interest income (the "retrospective method").

For investments in "high risk" (interest-only strips) collateralized mortgage obligations (CMOs), the Company's accounting in 1993 followed the provisions of the Financial Accounting Standards Board's Emerging Issues Task Force Consensus No. 89-4. A new effective yield was calculated for each individual high-risk CMO based on the amortized cost of the investment and the current estimate of future cash flows (the "prospective method"). The recalculated yield was then used to accrue interest income in the subsequent period.

In 1994, the Predecessor adopted Financial Accounting Standards Board's Emerging Issues Task Force Consensus No. 93-18 which amends EITF 89-4 and requires impairment tests to be performed using discounted cash flows at a risk free discount rate. If the amortized cost of the security exceeds future cash flows discounted at the risk free rate, then amortized cost is written down to fair value. The adoption of this Consensus resulted in no adjustments at January 1, 1994.

A realized loss is recognized and charged against income if the Company's carrying value in a particular investment in the available-for-sale category has experienced a significant decline in market value that is deemed to be other than temporary.


COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

December 31, 1995, 1994 and 1993

Investment income is recorded when earned. Realized capital gains and losses on the sale of investments are determined on the basis of specific costs of investments and are credited or charged to income. Gains or losses on financial future or option contracts which qualify as hedges of investments are treated as basis adjustments and are recognized in income over the life of the hedged investments.

     MORTGAGE LOANS AND OTHER INVESTED ASSETS

Real estate reserves are established when declines in collateral values, estimated in light of current economic conditions and calculated in conformity with Statement of Financial Accounting Standards No. 114, Accounting by Creditors for Impairment of a Loan (SFAS 114), indicate a likelihood of loss. Prior to year-end 1995, the Company evaluated its real estate-related assets (including accrued interest) by estimating the probabilities of loss utilizing various projections that included several factors relating to the borrower, property, term of the loan, tenant composition, rental rates, other supply and demand factors and overall economic conditions. Generally, at that time, the reserve was based upon the excess of the loan amount over the estimated future cash flows from the loan.

SFAS 114 defines impaired loans as loans in which it is probable that a creditor will be unable to collect all amounts due according to the contractual terms of the loan agreement. In 1995, the Company adopted Statement of Financial Accounting Standards No. 118, Accounting by Creditors for Impairment of a Loan -- Income Recognition and Disclosures (SFAS 118). SFAS 118 amends SFAS 114, providing clarification of income recognition issues and requiring additional disclosures relating to impaired loans. The adoption of SFAS 114 and 118 had no effect on the Companys financial position or results of operations at or for the period ended December 31, 1995. The Company had no impaired loans and no valuation allowances established for potential losses on mortgage loans at December 31, 1995.

Mortgage loans and policy loans are carried at their unpaid principal balances. Real estate is carried at cost less accumulated depreciation. Other invested assets are carried at lower of cost or market.

Prior to 1995, when an investment supported by real estate collateral was deemed "in-substance" foreclosed, the investment was reclassified as real estate and recorded at its fair value, with any reduction in carrying value recorded as a realized loss. The change in this valuation allowance was recorded as a realized capital gain or loss in the statements of income.

     CASH AND CASH EQUIVALENTS

Cash and cash equivalents include currency and demand deposits in banks, US Treasury bills, money market accounts, and commercial paper with maturities under 90 days, which are not otherwise restricted.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

December 31, 1995, 1994 and 1993

     SEPARATE ACCOUNT ASSETS

Separate accounts contain segregated assets of the Company that are specifically assigned to variable annuity policyholders in the separate accounts and are not available to other creditors of the Company. The earnings of separate account investments are also assigned to the policyholders in the separate accounts, and are not guaranteed or supported by the other general investments of the Company. The Company earns mortality and expense risk fees from the separate accounts and assesses withdrawal charges in the event of early withdrawals. Separate accounts assets are valued at fair value.

     DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business which vary with and are directly related to the production of new business, principally commissions, premium taxes, sales costs, and certain policy issuance and underwriting costs, are deferred.
 These deferred costs are amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses recognized under SFAS #115, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of deferred acquisition costs is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception of the policies and contracts. The amortization and adjustments resulting from unrealized gains and losses is not recognized currently in income but as an offset to the unrealized gains and losses reflected as a separate component of equity.

The components of deferred policy acquistion costs were as follows:

                                             THE COMPANY
PREDECESSOR
                                               7 MONTHS       5 MONTHS
                                                ENDED          ENDED
(IN THOUSANDS OF DOLLARS)                     12/31/95        5/31/95
1994          1993

Deferred policy acquisition costs,
  beginning of period                $ 92,398   $ 213,362   $ 146,504   $155,470
Effects of push down purchase
  accounting                          (92,398)         --          --         --
Commissions and expenses deferred       8,809      13,354      30,025     29,342
Amortization                             (100)    (11,157)   (125,357)   (38,308)
Deferred policy acquisition costs
  attributable to unrealized
    gains/(losses)                         --    (123,161)    162,190         --
Deferred policy acquistion costs,
  end of period                      $  8,709   $  92,398   $ 213,362   $146,504





COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

     PURCHASE RELATED INTANGIBLE ASSETS AND LIABILITIES

In accordance with the purchase method of accounting for business combinations, two intangible assets and a future payable related to accrued purchase price consideration were established as of the purchase date:

     Present value of future profits

As of June 1, 1995 the Company established an intangible asset which represents the present value of future profits to be derived from both the purchased and transferred blocks of business. Certain estimates were utilized in the computation of this asset including estimates of future policy retention, investment income, interest credited to policyholders, surrender fees, mortality costs, and policy maintenance costs discounted a pre-tax rate of 18% (12% net after tax). In addition, as the Company has the option of retaining its SPDA policies after they reach their next interest rate reset date and are recaptured from OakRe, a component of this asset represents estimates of future profits on recaptured business. This asset will be amortized according to the estimated profit stream and will periodically be adjusted as actual profits materialize and are different from the estimates. The asset will also be adjusted for amounts attributable to realized and unrealized securities gains and losses. Any adjustments to the unamortized balance will be applied as if the revised estimates had been known and applied since inception. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue. Based on current assumptions, amortization of the original in-force PVFP asset, expressed as a percentage of the original in-force asset, are projected to be 7.6%, 7.6%, 6.6%, 5.4% and 5.3% for the years ended December 31, 1996 through 2000, respectively. Actual amortization incurred during these years may be more or less as assumptions are modified to incorporate actual results.

The components of present value of future profits are as follows:

                                                    The Company
                                                   7 Months Ended
(In Thousands)                                         12/31/95

Present value of future profits - beginning of period  $ 46,709
Interest added                                            1,941
Commissions capitalized                                   5,759
Gross amortization, excluding interest                   (4,024)
Present value of future profits attributable to
   unrealized gains                                      (6,471)
                                                       ---------
Present value of future profits - end of period        $ 43,914
                                                       =========




COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

     Future payable

Pursuant to the financial reinsurance agreement with OakRe, the receivable from OakRe becomes due in installments when the SPDA policies reach their next crediting rate reset date. For any recaptured policies that continue in force into the next guarantee period, the Company will pay a commission to OakRe of 1.75% up to 40% of policy account values originally reinsured and 3.5% thereafter. On policies that are recaptured and subsequently exchanged to a variable annuity policy, the Company will pay a commission to OakRe of 0.50%. The Company has recorded a future payable that represents the present value of the anticipated future commission payments payable to OakRe over the remaining life of the financial reinsurance agreement discounted at an estimated borrowing rate of 6.5%. This liability will be periodically adjusted as actual results differ from the estimates used in establishing the total purchase price. This liability, which can be anticipated with a high degree of certainty, represents a contingent purchase price payable for the policies transferred to OakRe on the purchase date and has been pushed down to the Company through the financial reinsurance agreement. The Company expects that this payable will be substantially extinguished over the next five years.

The components of this future payable are as follows:

                                                    The Company
                                                   7 Months Ended
(In Thousands)                                         12/31/95

Future payable - beginning of period  $ 27,797
Interest added                             947
Payments to OakRe                       (4,777)
                                      ---------
Future payable - end of period        $ 23,967
                                      =========

     Goodwill

Under the push down method of purchase accounting, the excess of purchase price over the fair value of assets and liabilities acquired and present value of future profits less future payable is established as an asset and referred to as Goodwill. Goodwill will also be periodically adjusted to account for any retroactive changes to present value of future profits and future payables as actual results differ from original assumptions and are applied retroactively as of the original purchase date. The Company has elected to amortize goodwill on the straight line basis over a 20 year period.

     Deferred Tax Assets and Liabilities

Xerox Financial Services, Inc. (XFSI) and General American agreed to file an election to treat the acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Companys assets as of the date of acquisition were revalued based upon fair market values. The principal effect of the election was to establish a tax asset on the tax-basis balance sheet of approximately $35.3 million for the value of the business acquired that is amortizable for tax purposes.
COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

     POLICYHOLDER DEPOSITS

The Company recognizes its liability for policy amounts that are not subject to policyholder mortality nor longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any withdrawals.

     FUTURE POLICY BENEFITS

Reserves are held for future annuity benefits that subject the Company to risks to make payments contingent upon the continued survival of an individual or couple (longevity risk). These reserves are valued at the present value of estimated future benefits discounted for interest, expenses, and mortality. The assumed mortality is the 1983 Individual Annuity Mortality Tables discounted at 5.75% to 8.50%, depending upon year of issue.

Current mortality benefits payable are recorded for reported claims and estimates of amounts incurred but not reported.

     PREMIUM REVENUE

The Company recognizes premium revenue at the time of issue on annuity policies that subject it to longevity risks.

The Company currently assesses no explicit life insurance premium for its commitment to make payments in excess of its recorded liability that are contingent upon policyholder mortality. Benefits paid in excess of the recorded liability are recognized when incurred.

Amounts collected on policies not subject to any mortality or longevity risk are recorded as increases in the policyholder deposits liability.

     FEDERAL INCOME TAXES

Prior to June 1,1995 the revenues and expenses of the Predecessor were included in a consolidated Federal income tax return with its parent company and other affiliates. Allocations of Federal income taxes were based upon separate return calculations.

After June 1, 1995 the Company will be filing its own separate income tax return, independent from its ultimate parent, GALIC.

The Company accounts for deferred income taxes according to Statement of Financial Accounting Standards No. 109 "Accounting for Income Taxes" (SFAS #109).

Under the asset and liability method of SFAS #109, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which (continued)
COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

those temporary differences are expected to be recovered or settled. Under SFAS #109, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income to the period that includes the enactment date.

     RISKS AND UNCERTAINTIES

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

The following elements of the consolidated financial statements are most affected by the use of estimates and assumptions:

      -   Investment market valuation
      -   Amortization of deferred policy acquisition costs
      -   Calculation and amortization of present value of future profits
      -   Recoverability of Goodwill
      -   Recoverability of guaranty fund assessments

The market value of the Company's investments is subject to the risk that interest rates will change and cause a temporary increase or decrease in the liquidation value of debt securities. To the extent that fluctuations in interest rates cause the cash flows of assets and liabilities to change, the Company might have to liquidate assets prior to their maturity and recognize a gain or loss. Interest rate exposure for the investment portfolio is managed through asset/liability management techniques which attempt to control the risks presented by differences in the probable cash flows and reinvestment of assets with the timing of crediting rate changes in the Company's policies and contracts. Changes in the estimated prepayments of mortgage-backed securities also may cause retrospective changes in the amortization period of securities and the related recognition of income.

The amortization of deferred acquisition costs is based on estimates of long-term future gross profits from existing policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the deferred expense.

In a similar manner, the amortization of present value of future profits is based on estimates of long-term future profits from existing and recaptured policies.

These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the asset.


COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

In accordance with Statement of Financial Accounting Standards No. 121, Accounting for the Impairment of Long Lived Assets and for Long Lived Assets to be Disposed of (SFAS 121), which was adopted by the Company in the fourth quarter of 1995, the Company has considered the recoverability of Goodwill and has concluded that no circumstances have occurred which would give rise to impairment of Goodwill for the period ending December 31, 1995.

The Company is subject to assessments in substantially all jurisdictions where it is licensed to fund guaranteed benefits to policyholders of non-affiliated insolvent insurers licensed in those jurisdictions. Such assessments generally are limited to a percentage of the premiums written by the Company and are fully or partially recoverable as credits against future premium tax payments in the majority of jurisdictions. The Company is at risk to extent that the Company may not incur sufficient premium taxes to permit full recovery of available credits. The Company has been indemnified by OakRe against any guaranty assessments incurred that relate to insolvencies occurring prior to June 1, 1995. See note 11 - Guaranty Fund Assessments.

     FAIR VALUE OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standard No. 107, "Disclosures About Fair Value of Financial Instruments" (SFAS #107) applies fair value disclosure practices with regard to financial instruments, both assets and liabilities, for which it is practical to estimate fair value. In cases where quoted market prices are not readily available, fair values are based on estimates that use present value or other valuation techniques.

These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, might not be realized in the immediate settlement of the instruments. SFAS #107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Because of this, and further because a value of a business is also based upon its anticipated earning power, the aggregate fair value amounts presented do not represent the underlying value of the Company.

SFAS #115 takes SFAS #107 another step and requires balance sheet adjustments of debt investments available for sale and equity investments to fair value with a corresponding adjustment to shareholders' equity. The Predecessor adopted SFAS #115 in 1994 and classified all of its investments as "available for sale". The effects of implementing SFAS #115 as of January 1, 1994 was a net increase in Shareholders' Equity of approximately $29.2 million.

The Predecessor adopted Statement of Financial Accounting Standard No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments" (SFAS #119), as of December 31, 1994. SFAS #119 requires increased disclosures about derivative financial instruments including the amount, nature, and terms of all derivative financial instruments as well as (continued)
COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

disclosure of the purposes for which derivative financial instruments are held, end-of-period fair values and any net gains or losses arising from trading of derivative financial instruments.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     CASH AND CASH EQUIVALENTS, SHORT-TERM INVESTMENTS
     AND ACCRUED INVESTMENT INCOME:

The carrying values amounts reported in the balance sheets for these instruments approximate their fair values. Short-term debt securities are considered "available for sale."

     INVESTMENT SECURITIES (INCLUDING MORTGAGE-BACKED SECURITIES):

Fair values for debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements and certain mortgage-backed securities, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. (See note 4 for fair value disclosures). Fair values for mortgages are based on management estimates and incorporate independent appraisals of underlying real property. As of December 31, 1995, fair value of the Companys mortgage loans are equivalent to the carrying value.

     INTEREST RATE SWAPS AND FINANCIAL FUTURES CONTRACTS:

The fair value of interest rate swaps and financial futures contracts are the amounts the Company would receive or pay to terminate the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts. Amounts are based on quoted market prices, or pricing models or formulas using current assumptions. (See note 6 for fair value disclosures).

     INVESTMENT CONTRACTS:

The Company's policy contracts require the beneficiaries to commence receipt of payments by the later of age 85 or 10 years after purchase, and substantially all permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities for investment type contracts (Policyholder Deposits) are estimated as the amount payable on demand. As of December 31, 1995 and 1994 the cash surrender value of policyholder funds on deposit were $2,228,009 and $129,404,638 respectively, less than their stated carrying value. Of the contracts permitting surrender, 90% provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

All of the Company's deposit obligations are fully guaranteed by the acquirer, GALIC, and the receivable from OakRe equal to the SPDA obligations is guaranteed by OakRe's parent, XFSI.
COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

     REINSURANCE:

Reinsurance is not material to the Companys operation or its financial statements. The Company, however, has adopted the provisions of Statement of Financial Accounting Standard No. 113, Accounting and Reporting for Reinsurance of Short Duration and Long Duration Contracts (SFAS 113). The adoption of this accounting standard had no effect on the financial statements other than gross reporting of balance sheet amounts and disclosure of reinsurance amounts netted against revenues and expenses.

The financing reinsurance agreement entered into with OakRe does not meet the conditions for reinsurance accounting under SFAS No. 113. The net assets initially transferred to OakRe were established as a receivable and are subsequently increased as interest is accrued on the underlying liabilities and decreased as funds are transferred back to the Company when policies reach their crediting rate reset date or benefits are claimed.

     OTHER

Certain 1993 and 1994 amounts have been reclassified to conform to the 1995 presentation.

(4)  INVESTMENTS

The Company's investments in debt and equity securities are considered available for sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder equity. The carrying value and amortized cost of investments at December 31, 1995 and 1994 are as follows:


















































COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements


                                                    THE COMPANY
                                                        1995
                                                        GROSS      GROSS     ESTIMATED
                                           CARRYING  UNREALIZED  UNREALIZED    FAIR
AMORTIZED
                                             VALUE     GAINS      LOSSES       VALUE
 COST
                                                 (in thousands of dollars)

Debt Securities:
  US. Government Treasuries              $  4,307  $   156       --   $  4,307  $  4,151
  Mortgage-backed and derivative
   securities:
    Collateralized mortgage obligations   252,148    4,344  $  (237)   252,148   248,041
  Corporate, state, municipalities, and
    political subdivisions                338,101    7,261     (836)   338,101   331,676

Total debt securities                     594,556   11,761   (1,073)   594,556   583,868

Mortgage loans                             77,472       --       --     77,472    77,472
Policy loans                               19,125       --       --     19,125    19,125
Short term investments                      7,859       36       --      7,859     7,823

Total investments                        $699,012  $11,797  $(1,073)  $699,012  $688,288

As of December 31, 1995, the Company has no impaired investments and no valuation allowances established for potential losses on its investments.



























COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements


                                                                                PREDECESSOR
                                                                                   1994

                                                              GROSS      GROSS    ESTIMATED   COST
OR
                                                 CARRYING  UNREALIZED  UNREALIZED    FAIR
AMORTIZED
                                                   VALUE      GAINS      LOSSES     VALUE
COST
                                                                       (in thousands of dollars)

Debt Securities:
  US. Government Treasuries                 $   10,834  $    80  $  (1,787)  $   10,834  $   12,541
  Mortgage-backed and
   derivative securities:
    GNMA                                         6,447      186         --        6,447       6,261
    FNMA & FHLMC                                   272        6         --          272         266
    Collateralized mortgage obligations      1,188,257      490   (185,964)   1,188,257   1,373,731
  Foreign governments                           27,947       --     (4,355)      27,947      32,302
  Corporate, state, municipalities, and
    political subdivisions                     654,848    9,884    (80,583)     654,848     725,547
  Redeemable preferred stocks                   13,037      194        (97)      13,037      12,940

Total debt securities                        1,901,642   10,840   (272,786)   1,901,642   2,163,588

Other invested assets (1)                        7,597      466     (1,335)       6,728       7,597
Equity securities                                8,754       --         --        8,754       8,754
Real estate (1)                                 26,735    2,034       (153)      28,616      26,735
Mortgage loans                                   6,825       --     (1,245)       5,580       6,825
Policy loans                                    17,691       --         --       17,691      17,691
Short term investments                          93,118    4,060     (4,654)      93,118      93,712

Total investments(1)                        $2,062,362  $17,400  $(280,173)  $2,062,129  $2,324,902

Company's beneficial interest in separate
  account assets                            $      167  N/A      N/A         $      167  N/A

(1) The Company has established valuation allowances of approximately $200,000 and $400,000 as of December 31, 1994 for estimated potential losses on real estate and other invested assets, respectively.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

The amortized cost and estimated market value of debt securities at December 31, 1995, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.

                                                               ESTIMATED
                                                AMORTIZED        MARKET
                                                  COST           VALUE

(in thousands of dollars)
Due after one year through five years    $135,221  $137,828
Due after five years through ten years    176,906   180,132
Due after ten years                        23,700    24,448
Mortgage-backed securities                248,041   252,148

Total                                    $583,868  $594,556

At December 31, 1995, approximately 99.25% of the Company's debt securities are investment grade or are non-rated but considered to be of investment grade. Of the 0.75% non-investment grade debt securities, all are rated as BB+.


Included in debt securities in 1994 and the first five months of 1995 are investments in interest-only mortgage-backed stripped securities (IOs) and similar IOettes. Accounting for investments in "high risk" (interest only) collateralized mortgage obligations (CMOs), is in accordance with the provisions of the Financial Standards Board's Emerging Issues Task Force Consensus Nos. 89-4 and 93-18. An effective yield is calculated for each high risk CMO based on the current amortized cost of the investment and the current estimate of future cash flow. The recalculated effective yield is used to record interest income in subsequent periods (the "prospective method"). If the anticipated cash flow for any "high risk" CMO discounted at the comparable risk-free rate is less than the unamortized cost, an impairment loss is recorded and the unamortized cost adjusted. The write-down is treated as a realized loss. Write-downs of approximately $3,341,163 and $51,120,276 were recorded in 1994 and 1993, respectively. At December 31, 1994 the Predecessor held such securities with a carrying value of $36,441,742. The weighted average of the effective yield that was used to accrue interest income in 1994 was 11.88%.




FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

The Company participates in a securities lending program whereby certain securities are loaned to third parties, primarily major brokerage firms. The agreement with a custodian bank facilitating such lending requires a minimum of 102% of the initial market value of the domestic loaned securities to be maintained in a collateral pool. To further minimize the credit risk related to this lending program, the Company monitors the financial condition of the counter parties to these agreements. Securities loaned at December 31, 1995 had market values totaling $16,034,037. Cash, letters of credit, and government securities of $16,353,995 was held by the custodian bank as collateral to secure this agreement. Income on the Companys security lending program in 1995 was immaterial.

Debt securities with a recorded investment of $0 and $2,827,500, were non-income producing during the years ended December 31,1995 and 1994.

Information related to troubled debt restructurings during 1994 is as follows:

                                                                       THE
PREDECESSOR
                                                         DEBT      MORTGAGE
                                                      SECURITIES    LOANS
  TOTAL
                                                          (in thousands of
dollars)

Aggregate carrying value at December 31, 1994  $3,306  --  $3,306
Gross interest income included in net income
  during 1994                                     205  --     205
Gross interest income that would have been
  earned during 1994 if there had been no
  restructuring                                   538  --     538


Information related to troubled debt restructuring during 1993 is as follows:


                                                                       THE
PREDECESSOR
                                                                 DEBT
MORTGAGE
                                                       SECURITIES    LOANS
  TOTAL
                                                           (in thousands of
dollars)

Aggregate carrying value at December 31, 1993  $5,275  $6,405  $11,680
Gross interest income included in net income
  during 1993                                     589     568    1,157
Gross interest income that would have been
  earned during 1993 if there had been no
  restructuring                                   904     712    1,616




COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

The components of net investment income were as follows:

                                                      THE COMPANY            PREDECESSOR
                                                        7 MONTHS     5 MONTHS
                                                         ENDED        ENDED
                                                        12/31/95     5/31/95       1994
 1993

                                                               (in thousands of dollars)

Income on debt securities                         $19,629   $ 63,581   $ 267,958   $327,489
Income on equity securities                            --        302         645        725
Income on short-term investments                    2,778     28,060      11,705      4,624
Income on cash on deposit                              --         --         316      1,711
Income on interest rate swaps                          --        377        (244)     3,365
Income on policy loans                                868        624       1,376      1,147
Interest on mortgage loans                          1,444        248       1,162      1,053
Income on foreign exchange                             --        184        (433)      (281)
Income of real estate                                  --      1,508       3,278        586
Income on separate account investments                 --         (1)          2      2,256
Miscellaneous interest                                109        (24)       (853)      (168)
                                                                                         --

Total investment income                            24,828     94,859     284,912    342,507
Investment expenses                                  (640)    (2,373)     (7,296)    (6,924)

Net investment income                             $24,188   $ 92,486   $ 277,616   $335,583

Realized capital gains/(losses) were as follows:
  Debt securities                                 $ 1,344   $(16,749)  $ (79,300)  $ 12,716
  Mortgage loans                                       --      1,431      (3,452)      (453)
  Equity securities                                    --       (423)        (76)     2,489
  Real estate                                          --       (124)         --      2,335
  Short-term investments                              (20)    (1,933)       (282)       612
  Other assets                                         --        (76)        147         --
  Interest rate swaps                                  --      5,460     (18,398)        --

Net realized gains/(losses) on investments        $ 1,324   $(12,414)  $(101,361)  $ 17,699

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements


  THE COMPANY               PREDECESSOR
-----------------------------------------------------
7 MONTHS        5 MONTHS
ENDED          ENDED
12/31/95        5/31/95        1994     1993

Unrealized gains/(losses) were as follows:
  Debt securities                                      $10,688   $(85,410)  $(261,947)  $  --
  Equity securities                                         --         --          --    (494)
  Short-term investments                                    36        879        (594)     --
  Effects on deferred acquisition costs amortization        --     39,030     162,190      --
  Effects on present value of future profits            (6,471)        --          --      --
Unrealized gains/(losses) before income tax              4,253    (45,501)   (100,351)   (494)
Unrealized income tax benefit/(expense)                 (1,489)    16,664      35,123     173

Net unrealized gains (losses) on investments           $ 2,764   $(28,837)  $ (65,228)  $(321)


Proceeds from sales of investments in debt securities for the Company during 1995 were $214,811,186, and for the Predecessor were $2,786,998,780. Gross gains of $1,533,501 and gross losses of $190,899 were realized by the Company
on its sales.   Included in these amounts for the Company are $373,768 of
gross gains realized on the sale of non-investment grade securities. The Predecessor realized gross gains of $9,499,191 and gross losses of $26,249,279 on its sales. Included in these amounts are $6,367,297 of gross gains and $7,607,167 of gross losses realized on the sale of non-investment grade securities.

Proceeds from sales of investments in debt securities during 1994 were $3,081,863,341. Gross gains of $59,472,808 and gross losses of $136,394,109 were realized on those sales. Included in these amounts are $6,455,887 of gross gains and $6,692,683 of gross losses realized on the sale of non-investment grade securities.

Proceeds from sales of investments in debt securities during 1993 were $3,635,309,534. Gross gains of $229,942,137 and gross losses of $198,648,778 were realized on those sales. Included in these amounts are $47,042,511 of gross gains and $9,163,938 of gross losses realized on the sale of non-investment grade securities.

Unrealized appreciation/(depreciation) of debt securities for the Company in 1995, and the Predecessor in 1995, 1994 and 1993 were $10,688,000,
$176,537,000, $(357,401,000), and $15,171,000, respectively. Unrealized appreciation/(depreciation)of debt securities is calculated as the change between the cost and market values of debt securities for the years then ended.

Securities with a book value of approximately $6,933,755 at December 31, 1995 were deposited with government authorities as required by law.

(Continued)

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

(5)  SECURITIES GREATER THAN 10% OF SHAREHOLDERS' EQUITY

As of December 31, 1995 the Company held the following individual securities which exceeded 10% of shareholders' equity:


Long-term Debt            Amortized
Securities                 Cost
-----------------------------------

Countrywide Mtg. 1933-12 A4          $18,681,636
American Airlines                     14,940,484

As of December 31, 1994 the Company held the following individual securities which exceeded 10% of shareholders' equity:

      Long-term Debt            Amortized        Long-term Debt            Amortized
        Securities                Cost             Securities                 Cost

PRU HOME MTG SEC 1994 SER 26-A        $43,947,846  VIRGINIA STATE HOUSING DEV AUTH 1994-A   $14,300,000
PRU HOME MTG SEC 1993 SER 19-A9        41,024,780  PRU HOME MTG SEC 1994 SER 8-A2            14,228,882

HOUSING SEC INC 1994 SER 1-A8          34,293,893  FHLMC MC MTG PRT CRT SER 1628-G           13,841,422

FNMA REMIC TR 1994-51 PE               34,079,290  FNMA REMIC TR 1993 SER 33-ZA              13,613,754
FHLMC MC MTG PRT CRT SER 1162-Z        34,029,681  FNMA REMIC TR 1994 SER 58-B               13,502,865
RES FUNDING CORP 1994 SER S7-A3        33,929,196  FNMA REMIC TR 1994 SER 58-A               13,402,600
RES FUNDING CORP 1993 SER S18-A6       30,771,180  TELEPHONE & DATA SYSTEMS                  13,382,782
FHLMC MC MTG PRT CRT SER 1652-E        29,880,047  ARGENTINA FRB                             13,051,979
G E CAPITAL 1994 SER 4-A6              29,587,419  FHA PROJECT LOAN 223-F(MANASSAS VA)       12,985,981
RES FUNDING CORP 1994 SER S10-A3       28,743,601  PARAMOUNT COMMUNICATIONS                  12,985,579
FNMA REMIC TR 1993 SER 131-Z           26,821,993  FNMA REMIC TR 1993 SER G22-ZA             12,962,715
CITICORP MTG 1994 SER 11-A1            26,271,938  FNMA REMIC TR 1992 SER 184-X              12,815,453
COUNTRYWIDE MTG 1993 SER 13-A2         24,027,743  TELARG                                    12,458,038
G E CAPITAL KRONE LINKED (CI)          23,500,000  UNITED AIRLINES 1991 ETC SER A2           12,420,542
G E CAPITAL MTG 1994 SER 12-A4         23,480,685  PRU HOME MTG SEC 1994 SER 6-A5            12,400,623
GRUMA SA DE CV                         23,335,945  SIGNET MASTER TR 1994-4A                  11,986,616
FHLMC MC MTG PRT CRT SER 1108-K        23,146,222  GENERAL MOTORS CORP DEBENTURE             11,856,797
FHLMC MC MTG PRT CRT SER 1468-ZA       22,546,223  PRU HOME MTG SEC 1993 SER 43-10           11,791,582
G E CAPITAL MTG 1994 SER 10-A12        21,288,675  CENTRAL BANK OF ARGENTINA                 11,695,148
RES FUNDING CORP 1993 SER S26-A8       21,225,227  FHLMC MC MTG PRT CRT SER 1697-PG          11,544,588
LOUISIANA POWER & LIGHT(WATERFORD 3)   20,909,267  FNMA REMIC TR 1993 SER 29-SK              11,316,353
SEARS MTG ACC CORP 1993 SER 11-A5      20,861,498  PRU HOME MTG SEC 1993 SER 41-A4           11,272,637
FEDERAL HOME LOAN BANK                 20,716,221  FHLMC MC MTG PRT CRT SER 1513-AF          11,266,102
FHLMC MC MTG PRT CRT SER 1244-G        20,697,580  FNMA REMIC TRUST 1993 SER 4-HB            11,181,840
PRU HOME MTG SEC 1993 SER 30-A9        20,570,432  PHILLIPS PETROLEUM                        11,120,220
G E CAPITAL MTG 1992 SER 7             20,423,860  INTERAMERICAN DEV BANK                    10,751,421
CSR AMERICA INC                        19,916,660  COUNRTYWIDE MTG 1994 SER L-AB             10,603,498
FHLMC MC MTG PRT CRT SER 1364-I        19,892,880  CHASE MTG SEC 1994SER F-A7                10,516,592
FHLMC MC MTG PRT CRT SER 1574-F        19,825,320  FNMA REMIC TR 1994 SER 3-SC               10,434,265
SEARS MTG SEC CORP 1993-7 T7           19,709,253  NEWS AMERICAN HOLDINGS                    10,310,547



COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements


(6)  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     FINANCIAL FUTURES CONTRACTS

The Predecessor was a party to financial futures contracts under a program of hedging with off-balance sheet risk in the normal course of business to meet the needs of its policyholders and to reduce its own exposure to fluctuations in interest rates. The contracts involved, to varying degrees, elements of interest rate risk in excess of the amount recognized in the consolidated balance sheet.

Futures contracts are contracts for delayed delivery of securities in which the seller agrees to make delivery at a specified future date for a specific price. Risks arise from the possible inability of counter parties to meet the terms of their contracts and from movements in securities values and interest rates. When futures contracts are designated as hedges additional risks arise due to the possibility that the futures contract will provide an imperfect correlation to the hedged security.

As of December 31, 1994, the Predecessor held 65 5Yr T-note futures, 190 10Yr T-note futures, and 50 T-bond futures contracts with a total notional face amount of $30,500,000. The contracts matured in March, 1995, and resulted in a net amount of $468,520 being applied as an increase in book value of the underlying hedged securities. Collateral requirements were set by the Chicago Board of Trade and averaged $1,121 per contract as of December 31, 1994.

     INTEREST RATE SWAPS

During 1994 and the first five months of 1995, the Predecessor was party to derivative financial instruments in the normal course of business for the purposes of earning investment income and modifying the interest rate-related risks of the portfolio.

The notional amounts of derivatives do not represent amounts exchanged by the parties and, thus, are not a measure of the Company's exposure through the use of derivatives. The amounts exchanged are determined by reference to the notional amounts and the other terms of the instruments.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

The following table summarizes various information regarding derivative financial instruments as of December 31, 1994:


                                                          FAIR MARKET      LOSSES
NOTIONAL                                      PURPOSE      VALUE AT         FROM
Amount               Nature/Terms           For Holding    12/31/94      Investment
-----------  -----------------------------  -----------  -------------  ------------
Open
-----------
5,000,000   LIBOR/Mexican Par Bond Swap
             2/17/1995 receive 10% fixed,
             pay 6 Month LIBOR              Investment   $ (5,460,000)  $         0

35,000,000   Zero Coupon Swap Spread/Yield
             Curve 8/19/1996 6 Month LIBOR  Investment    (12,937,750)            0

Closed
-----------
25,000,000   Lehman Corporate Index Swap
                                  1/1/1994  Investment              0       (77,305)

25,000,000   Lehman Corporate Index Swap
                                  1/1/1994  Investment              0       (77,305)


The Libor/Mexican Par Bond swap caused the Predecessor to receive or pay the net of a fixed-rate of 10%, in exchange for paying 6 month LIBOR, times a multiplier of six times the notional amount. The substance is as if the Predecessor owned $30 million par of the bonds using funds borrowed at six month LIBOR. At maturity, the Predecessor committed to acquire the $30 million par of the bonds if their market price was less than 72, for a payment of $21.6 million. The Predecessor thereby assumed the market risk below that price.

The Predecessor received or paid at maturity of the Zero Coupon Swap Spread/Yield Curve swap an amount derived from both the relationship between the 6 month LIBOR and the 10 year constant maturity treasury rates, and a function (swap spread) that usually correlates to corporate bond quality spreads. The Predecessor could lose money if the yield curve is flat or inverted and the swap spread is small. The purpose of the instrument was to offset the effects of holding very large amounts of cash equivalents in conjunction with XFSIs plan to discontinue its ownership of the Predecessor. Effective December 31, 1994, XFSI formally assumed the net obligation for this instrument, resulting in a capital contribution to the Predecessor.

The unrealized depreciation was recorded as a realized loss as of December 31, 1994 based on the current evolving accounting practices for derivative instruments where as at December 31, 1993 the unrealized loss was treated as an off-balance-sheet item.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

The following table summarizes various information regarding these derivative financial instruments as of December 31, 1995:


                                                       FAIR MARKET         LOSSES
NOTIONAL                                    PURPOSE      VALUE AT           FROM
Amount              Nature/Terms          For Holding    12/31/95    Investment in 1995
----------  ----------------------------  -----------  ------------  -------------------
Closed
----------
5,000,000  LIBOR/Mexican Par Bond Swap
            2/17/1995 receive 10% fixed,
             pay 6 Month LIBOR            Investment   $          0  $                 0


(7)  POST-RETIREMENT AND POSTEMPLOYMENT BENEFITS

The Company has no direct employees and no retired employees. All personnel used to support the operations of the Company are supplied by contract by Cova Life Management Company (CLMC), a wholly owned subsidiary of Cova Corporation.
 The Company is allocated a portion of certain health care and life insurance benefits for future retired employees of CLMC as determined in accordance with Financial Accounting Standards Board Statement No. 106, "Employers' Accounting For Postretirement Benefits Other Than Pensions" (SFAS #106). In 1995, the Company was allocated a portion of benefit costs including severance pay, accumulated vacations, and disability benefits as determined in accordance with Financial Accounting Standards Board Statement No. 112, "Employers' Accounting for Postemployment Benefits" (SFAS #112). At December 31, 1995 CLMC had no retired employees nor any employees fully eligible for retirement and had no disbursements for such benefit commitments. The expense arising from these obligations is not material.

(8)  INCOME TAXES

The Company will file a consolidated Federal Income Tax return for the first five months of 1995 with the Companys former ultimate parent, Xerox Corporation, a New York corporation, along with Xerox Corporationss other eligible subsidiaries. For the last seven months, the Company will file a consolidated Federal Income Tax return with its wholly-owned subsidiary, First Cova Life Insurance Company, a New York insurance company. Amounts payable or recoverable related to periods before June 1, 1995 are subject to an indemnification agreement with XFSI, which has the effect that the Company is not at risk for any income taxes nor entitled to recoveries related to those periods, except for approximately $1.4 million of state income taxes.

The actual Federal income tax expense differed from the expected tax expense computed by applying the US. Federal statutory rate to income before taxes on income as follows:

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of COVA Corporation)

Notes to Consolidated Financial Statements

                                       THE COMPANY                              PREDECESSOR
                                         1995            1995                1994            1993
                                     7 MONTHS         5 MONTHS
                                                              (in thousands of dollars)

Computed expected tax expense           $129    35.0%  $(13,862)   35.0%  $(76,739)  35.0%  $7,503   35.0%
State income taxes, net                   11     3.0       (306)    0.8     (1,552)   0.7    1,631    7.6
Rate change effect on prior deferrals     --      --         --      --         --     --      456    2.1
Tax-exempt bond interest                 (22)   (6.0)      (332)    0.8     (1,208)   0.6     (123)  (0.6)
Amortization of intangible assets        254    69.0         --      --        111   (0.1)     111    0.5
Permanent difference due to derivative
  transfer                                --      --      4,399   (11.1)        --     --       --     --
Other                                     59    16.1         37     (.1)     2,388   (1.1)     (76)  (0.3)
Total                                   $431   117.1%  $(10,064)   25.4%  $(77,000)  35.1%  $9,502   44.3%

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 1995 & 1994 follows:

                                               The Company  Predecessor
                                                   1995         1994

Deferred tax assets:
Policy Reserves                            $ 7,601  $ 26,602
Liability for commissions on recapture       8,868        --
Tax basis of intangible assets purchased    13,141        --
DAC Proxy Tax                                4,749     4,797
Permanent Impairments                           --     4,934
Unrealized losses on investments                --    91,889
Book to tax differences on Investments                 1,287
Other deferred tax assets                    2,860     4,809

Total assets                               $37,219  $134,318

Deferred tax liabilities:
PVFP                                       $16,774        --
Unrealized gains on investments              1,489        --
Deferred Acquisition Costs                   5,316    74,676
Other deferred tax liabilities                  84     3,507

Total liabilities                          $23,663  $ 78,183

Net Deferred Tax Asset/(Liability)         $13,556  $ 56,135

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. Management believes the deferred tax assets will be fully realized in the future based upon expectation of the reversal of existing temporary differences, anticipated future earnings, and consideration of all other available evidence. Accordingly no valuation allowance is established.

(9)  RELATED-PARTY TRANSACTIONS

The Company has entered into management, operations and services agreements with both affiliated and unaffiliated companies. The affiliated companies are Cova Life Management Company (CLMC), a Delaware corporation, which provides management services and the employees necessary to conduct the activities of the Company, and General American Investment Management Company, which provides investment advice. Additionally, a portion of overhead and other corporate expenses are allocated by the Companys ultimate parent, GALIC. The unaffiliated companies are Johnson & Higgins, a New Jersey corporation, and Johnson & Higgins/Kirke Van Orsdel, a Delaware corporation, which provide various services for the Company including underwriting, claims and administrative functions. The affiliated and unaffiliated service providers are reimbursed for the cost of their services and are paid a service fee. Expenses and fees paid to affiliated companies during the 7 months of 1995 for the Company were $7,139,525, and the five months of 1995 and the years of 1994 and 1993 for the Predecessor were 6,364,609, $8,553,028, and $7,986,999, respectively.

(10)  STATUTORY SURPLUS AND DIVIDEND RESTRICTION

Generally accepted accounting principles (GAAP) differ in certain respects from the accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

The major differences arise principally from the immediate expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the non-recognition of financial reinsurance for GAAP reporting, the establishment of an Asset Valuation Reserve as a contingent liability based on the credit quality of the Company's investment securities, and an Interest Maintenance Reserve as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold. In addition, SFAS #115 adjustments to record the carrying values of debt securities and certain equity securities at market are applied only under GAAP reporting and capital contributions in the form of notes receivable from an affiliated company are not recognized under GAAP reporting.

Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their estimated fair values and shareholders equity to the net purchase price. Statutory accounting does not recognize the purchase method of accounting.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

As of December 31, the differences between statutory capital and surplus and shareholder's equity determined in conformity with generally accepted accounting principles (GAAP) were as follows:


                                                 1995       1994      1993
                                                  (in thousands of dollars)

Statutory Capital and Surplus                 $ 59,682   $ 100,071   $108,617
Reconciling items:
  GAAP investment valuation reserves                --        (600)   (14,076)
  Statutory Asset Valuation Reserves            13,378      45,470     43,060
  Interest Maintenance Reserve                   1,892      15,123     50,074
  GAAP investment adjustments to fair value     10,724    (274,222)        --
  Deferred policy acquisition costs              8,708     213,362    146,504
  GAAP basis policy reserves                   (11,233)      7,944    (45,784)
  Deferred federal income taxes (net)           13,556      56,135     (8,933)
  Modified coinsurance                              --     (10,534)   (13,994)
  Goodwill                                      23,001          --         --
  Present value of future profits               43,914          --         --
  Future purchase price payable                (23,967)         --         --
  Elimination of notes contributed
    to statutory surplus                            --     (72,000)        --
  Other                                         (1,569)     (2,138)     4,365

GAAP Shareholders' Equity                     $138,086   $  78,611   $269,833


Statutory net losses for the years ended December 31, 1995, 1994 and 1993 were $(74,012,650), $(92,952,989),and $(13,299,824), respectively.

The maximum amount of dividends which can be paid by State of Missouri insurance companies to shareholders without prior approval of the insurance commissioner is the greater of 10% of statutory earned surplus or statutory net gain from operations for the preceding year. Accordingly, the maximum dividend permissible at December 31, 1995 was $ 0.

The National Association of Insurance Commissioners has developed certain Risk Based Capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 1995 the Company's Total Adjusted Capital and Authorized Control Level - RBC were, $73,060,575 and $18,224,056 respectively. This level of adjusted capital qualifies under all tests.

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY AND SUBSIDIARY
(a wholly owned subsidiary of Cova Corporation)

Notes to Consolidated Financial Statements

(11)  GUARANTY FUND ASSESSMENTS

The Company participates with all life insurance companies licensed throughout the United States, in associations formed to guarantee benefits to policyholders of insolvent life insurance companies. Under state laws, as a condition for maintaining the Companys authority to issue new business, the Company is contingently liable for its share of claims covered by the guaranty associations for insolvencies incurred through 1995, but for which assessments have not yet been determined nor assessed, to a maximum in each state generally of 2% of statutory premiums per annum in the given state. Most states then permit recovery of assessments as a credit against premium or other state taxes over, most commonly, five years.

At December 31, 1995, the National Organization of Life and Health Guaranty Associations (NOLHGA) distributed a study of the major outstanding industry insolvencies, with estimates of future assessments by state. Based on this study, the Company has accrued a liability for approximately $14.3 million in future assessments on insolvencies that occurred before December 31, 1995. Under the coinsurance agreement between the Company and OakRe (see note 1), OakRe is required to reimburse the Company for any future assessments that it pays which relate to insolvencies occurring prior to June 1, 1995. As such, the Company has recorded an additional receivable from OakRe for $14.3 million.

At the same time, the Company is liable to OakRe for 80% of any future premium tax recoveries that are realized from any such assessments, and may retain the






                                    PART C


                                    PART C
                              OTHER INFORMATION



ITEM  24.      FINANCIAL  STATEMENTS  AND  EXHIBITS

a.      FINANCIAL  STATEMENTS

The following financial statements of the Variable Account are included in Part B hereof:

     1.    Statement of Assets and Liabilities - September 30, 1996 (unaudited).


     2. Statement of Operations for the nine months ended September 30, 1996 (unaudited).

     3. Statement of Changes in Contract Owners' Equity for the nine months ended September 30, 1996 (unaudited).

     4. Notes to Financial Statements for the nine months ended September 30, 1996 (unaudited) and for the year ended December 31, 1995.

     5.    Independent  Auditors'  Report.

     6.    Statement  of  Assets  and  Liabilities  as  of  December 31, 1995.

     7.    Statement  of  Operations  for  the  year  ended December 31, 1995.

     8. Statement of Changes in Contract Owners' Equity for the years ended December 31, 1995 and 1994.

     9. Financial Highlights for the five years in the period ended December 31, 1995.

    10. Notes to Financial Statements for the years ended December 31, 1995 and 1994.

     The following consolidated financial statements of the Company are included in Part B hereof:

     1.    Independent  Auditors'  Report.

     2. Consolidated Balance Sheets of the Company as of December 31, 1995 and 1994.

     3. Consolidated Statements of Income for the Company for the years ended December 31, 1995, 1994 and 1993.

     4. Consolidated Statements of Shareholders' Equity for the years ended December 31, 1995, 1994 and 1993.

     5. Consolidated Statements of Cash Flows for the years ended December 31, 1995, 1994 and 1993.

     6. Notes to Consolidated Financial Statements, December 31, 1995, 1994 and 1993.

b.      EXHIBITS

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.*

     2.    Not  Applicable.

     3.    Principal  Underwriter's  Agreement.###

     4.    Individual  Variable  Annuity  Contract.**

     5.    Application  for  Variable  Annuity.##
     6.    (i)    Copy  of  Articles  of  Incorporation  of  the  Company.#
           (ii)   Copy  of  the  Bylaws  of  the  Company.*

     7.    Not  Applicable.

     8.    Not  Applicable.

     9.    Opinion  and  Consent  of  Counsel.

    10.    Consent  of  Independent  Accountants.

    11.    Not  Applicable.

    12.    Agreement  Governing  Contribution.***

    13.    Calculation  of Performance Information (to be filed by amendment).

    14.    Company  Organizational  Chart.####

    27.    Financial  Data  Schedule

     * incorporated by reference to Registrant's initial filing on Form N-4 filed on June 11, 1987.

    **  incorporated by reference to Registrant's Post-Effective Amendment No.
2  to  Form  N-4    filed  on  September  27,  1989.

   ***  incorporated by reference to Registrant's Post-Effective Amendment No.
3  filed  on    April  2,  1990.

  **** incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on May 1, 1991.

     #    incorporated by reference to Xerox Financial Services Life Insurance
Company, Pre-Effective Amendment No. 1 to Form S-1 (File No. 33-43099) as filed on December 24, 1991.

   ##   incorporated by reference to Registrant's Post-Effective Amendment No.
6  to  Form  N-4  filed  on  May  1,  1992.

  ###   incorporated by reference to Registrant's Post-Effective Amendment No.
7  to  Form  N-4  filed  on  April  30,  1993.

 ####    incorporated  by  reference  to  Cova  Variable  Annuity Account One,
Post-Effective Amendment No. 8 to Form N-4 (File No. 33-39100) as filed electronically on April 24, 1996.

ITEM  25.      DIRECTORS  AND  OFFICERS  OF  THE  DEPOSITOR

The following are the Officers and Directors of the Company:

Name and Principal                Position and Offices
 Business Address                 with Depositor
________________________________ ________________________________

Leonard Rubenstein                Chairman of the Board
700 Market Street                 and Director
St. Louis, MO 63101

Lorry J. Stensrud                 President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

William D. Anthony                Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

John W. Barber                    Director
13045 Tesson Ferry Road
St. Louis, MO 63128

Jerome P. Darga                   Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Judy M. Drew                      Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Judith A. Gallup                  Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Patricia E. Gubbe                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Philip A. Haley                   Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Christopher Harden                Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Eric T. Henry                     Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Jeffery K. Hoelzel                Vice President, General Counsel,
One Tower Lane, Suite 3000        Secretary and Director
Oakbrook Terrace, IL  60181-4644

J. Robert Hopson                  Vice President, Chief Actuary
One Tower Lane, Suite 3000        and Director
Oakbrook Terrace, IL  60181-4644

E. Thomas Hughes, Jr.             Treasurer and Director
700 Market Street
St. Louis, MO 63101

Douglas E. Jacobs                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

William C. Mair                   Vice President, Controller
One Tower Lane, Suite 3000        and Director
Oakbrook Terrace, IL  60181-4644

Matthew P. McCauley               Assistant Secretary and Director
700 Market Street
St. Louis, MO 63101

Patrice L. Peltier                Vice President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Myron H. Sandberg                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

John W. Schaus                    Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644



ITEM  26.  PERSONS  CONTROLLED  BY  OR  UNDER  COMMON  CONTROL
           WITH  THE  DEPOSITOR  OR  REGISTRANT

A company organizational chart is incorporated by reference to Exhibit 14 contained in Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 (File No. 33-39100) filed on April 24, 1996.

ITEM  27.      NUMBER  OF  CONTRACT  OWNERS

As of November 8, 1996, there were 14,754 non-qualified contract owners and 3,698 qualified contract owners.

ITEM  28.    INDEMNIFICATION

The  Bylaws  of  the  Company  (Article  IV,  Section  1)  provide  that:

     Each  person  who  is  or  was a  director,  officer  or  employee  of  the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  29.      PRINCIPAL  UNDERWRITERS

     (a)      Not  Applicable.

     (b) Cova Life Sales Company is the principal underwriter for the Contracts. The following persons are the officers and directors of Cova Life Sales Company. The principal business address for each officer and director of Cova Life Sales Company is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

Name and Principal  Positions and Offices
Business Address    with Underwriter
__________________ ________________________________________________

Judy M. Drew        President, Chief Operations Officer and Director

Lorry J. Stensrud   Director

Patricia E. Gubbe   Vice President and Chief Compliance Officer

Patrice L. Peltier  Vice President and Director

William C. Mair     Director

Jeffery K. Hoelzel  Secretary

Philip A. Haley     Vice President

Frances S. Cook     Assistant Secretary

Robert A. Miner     Treasurer



     (c)      Not  Applicable.

ITEM  30.      LOCATION  OF  ACCOUNTS  AND  RECORDS

Christopher Harden, whose address is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644 maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM  31.      MANAGEMENT  SERVICES

Not  Applicable.

ITEM  32.      UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Pursuant to Investment Company Act Rule 26(e), Cova Financial Services Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contract described in the prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                               REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section  403(b)(11)  to  the  attention  of  the  potential  participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) and has duly caused this Post-Effective Amendment No. 8 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Oakbrook Terrace, and State of Illinois on this 11th day of November, 1996.

                                COVA  VARIABLE  ANNUITY  ACCOUNT  ONE
                                Registrant

                            By: COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY


                            By: /s/ LORRY J. STENSRUD
                                ______________________________________________



                            By: COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                Depositor


                            By: /s/ LORRY J. STENSRUD
                                ______________________________________________


As required by the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



______________________  Chairman of the Board and Director  ________
Leonard M. Rubenstein                                       Date


/s/ LORRY J. STENSRUD                                       11/11/96
______________________  President and Director              _______
Lorry J. Stensrud                                           Date


______________________  Director                            _______
J. Robert Hopson                                            Date


William C. Mair*        Controller and Director            11/11/96
______________________                                     ________
William C. Mair                                             Date


Jeffery K. Hoelzel*     Director                           11/11/96
______________________                                     ________
Jeffery K. Hoelzel                                          Date


E. Thomas Hughes, Jr.*  Treasurer and Director             11/11/96
______________________                                     ________
E. Thomas Hughes, Jr.                                       Date


Matthew P. McCauley*    Director                           11/11/96
______________________                                     ________
Matthew P. McCauley                                         Date


Patrice L. Peltier*     Director                           11/11/96
______________________                                     ________
Patrice L. Peltier                                          Date


John W. Barber*         Director                           11/11/96
______________________                                     ________
John W. Barber                                              Date

                                *By: /s/ LORRY J. STENSRUD
                                 _________________________________________
                                 Lorry J. Stensrud, Attorney-in-Fact



                          LIMITED POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that I, E. Thomas Hughes, Jr., a Director of Cova Financial Services Life Insurance Company, a corporation duly organized under the laws of the State of Missouri, do hereby appoint Lorry J. Stensrud and/or Jeffery K. Hoelzel, or either one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

     WITNESS my hand this 15th day of April, 1996.


WITNESS:


/S/ DEBRA J. FERGUSON                    /S/ E. THOMAS HUGHES, JR.
_______________________________        ______________________________________
                                             E. Thomas Hughes, Jr.


                          LIMITED POWER OF ATTORNEY


      KNOW ALL MEN BY THESE PRESENTS, that I, Lorry J. Stensrud, President and a Director of Cova Financial Services Life Insurance Company, a corporation duly organized under the laws of the State of Missouri, do hereby appoint Jeffery K. Hoelzel as my attorney and agent, for me, and in my name as President and a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

     WITNESS my hand this 18th day of April, 1996.


WITNESS:


/S/ ROBIN M. POKOP                      /S/ LORRY J. STENSRUD
________________________________       ______________________________________
                                            Lorry J. Stensrud


                          LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that I, Jeffery K. Hoelzel, a Director of Cova Financial Services Life Insurance Company, a corporation duly organized under the laws of the State of Missouri, do hereby appoint Lorry J. Stensrud as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

     WITNESS my hand this 11th day of April, 1996.


WITNESS:


/S/ DELORES DELGADO                      /S/ JEFFERY K. HOELZEL
________________________________        _______________________________________
                                             Jeffery K. Hoelzel





                          LIMITED POWER OF ATTORNEY


          KNOW ALL MEN BY THESE PRESENTS, that I, William C. Mair, Sr. Vice President, Controller and a Director of Cova Financial Services Life Insurance Company, a corporation duly organized under the laws of the State of Missouri, do hereby appoint Lorry J. Stensrud and/or Jeffery K. Hoelzel, or either one of the foregoing individually, as my attorney and agent, for me, and in my name as Sr. Vice President, Controller and a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

     WITNESS my hand this 11th day of April, 1996.


WITNESS:



/S/ DOLORES DELGADO                      /S/ WILLIAM C. MAIR
_________________________________       _______________________________________
                                             William C. Mair


                          LIMITED POWER OF ATTORNEY


       KNOW ALL MEN BY THESE PRESENTS, that I, Matthew P. McCauley, a Director of Cova Financial Services Life Insurance Company, a corporation duly organized under the laws of the State of Missouri, do hereby appoint Lorry J. Stensrud and/or Jeffery K. Hoelzel, or either one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

     WITNESS my hand this 12th day of April, 1996.


WITNESS:



/S/ VICTORIA A. QUINT                    /S/ MATTHEW P. McCAULEY
________________________________        ______________________________________
                                             Matthew P. McCauley


                          LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that I, Patrice L. Peltier, a Director of Cova Financial Services Life Insurance Company, a corporation duly organized under the laws of the State of Missouri, do hereby appoint Lorry J. Stensrud and/or Jeffery K. Hoelzel, or either one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

     WITNESS my hand this 11th day of April, 1996.


WITNESS:



/S/ REBECCA R. BEDORE                    /S/ PATRICE L. PELTIER
________________________________        ______________________________________
                                             Patrice L. Peltier


                          LIMITED POWER OF ATTORNEY


         KNOW ALL MEN BY THESE PRESENTS, that I, John W. Barber, a Director of Cova Financial Services Life Insurance Company, a corporation duly organized under the laws of the State of Missouri, do hereby appoint Lorry J. Stensrud and/or Jeffery K. Hoelzel, or either one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

     WITNESS my hand this 15th day of April, 1996.


WITNESS:


/S/ DELORES DELGADO                      /S/ JOHN W. BARBER
________________________________        ______________________________________
                                             John W. Barber


                              INDEX TO EXHIBITS


EXHIBIT  NO.

99.B9       Opinion  and  Consent  of  Counsel

99.B10      Consent  of  Independent  Accountants

27          Financial  Data  Schedule